UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund
Consumer Staples Central Fund
Energy Central Fund
Financials Central Fund
Health Care Central Fund
Industrials Central Fund
Information Technology Central Fund
Materials Central Fund
Telecom Services Central Fund
Utilities Central Fund

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0511
1.831586.104

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Consumer Discretionary	.0088%
Actual		$ 1,000.00	$ 1,165.00	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .04
Consumer Staples	.0124%
Actual		$ 1,000.00	$ 1,085.30	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .06
Energy	.0037%
Actual		$ 1,000.00	$ 1,474.00	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Financials	.0070%
Actual		$ 1,000.00	$ 1,097.80	$ .04
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .04
Health Care	.0078%
Actual		$ 1,000.00	$ 1,235.80	$ .04
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .04
Industrials	.0091%
Actual		$ 1,000.00	$ 1,256.50	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .05
Information Technology	.0131%
Actual		$ 1,000.00	$ 1,210.50	$ .07
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .07
Materials	.0136%
Actual		$ 1,000.00	$ 1,282.10	$ .08
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .07
Telecom Services	.0047%
Actual		$ 1,000.00	$ 1,112.20	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Utilities	.0107%
Actual		$ 1,000.00	$ 1,085.40	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.88	$ .05

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	5.6	5.8
The Walt Disney Co.	5.5	5.2
Amazon.com, Inc.	4.6	4.4
News Corp. Class A	3.5	0.0
McDonald's Corp.	3.3	6.4
Target Corp.	3.3	4.0
Bed Bath & Beyond, Inc.	2.8	2.6
Priceline.com, Inc.	2.3	1.2
TJX Companies, Inc.	2.1	2.0
Starbucks Corp.	2.1	1.8
	35.1
Top Industries (% of fund's net assets)
As of March 31, 2011
Media 25.5%
Specialty Retail 22.0%
Hotels, Restaurants & Leisure 19.2%
Internet & Catalog Retail 7.1%
Multiline Retail 5.5%
All Others* 20.7%

As of September 30, 2010
Media 23.3%
Specialty Retail 22.8%
Hotels, Restaurants & Leisure 22.2%
Internet & Catalog Retail 6.6%
Multiline Retail 5.2%
All Others* 19.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Autoliv, Inc.	82,691	$ 6,138,153
Gentex Corp.	115,596	3,496,779
Tenneco, Inc. (a)	107,353	4,557,135
TRW Automotive Holdings Corp. (a)	97,393	5,364,406
		19,556,473
AUTOMOBILES - 2.0%
Automobile Manufacturers - 2.0%
Bayerische Motoren Werke AG (BMW)	85,509	7,116,759
Ford Motor Co. (a)	464,468	6,925,218
		14,041,977
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	1,096,000	5,614,841
DIVERSIFIED CONSUMER SERVICES - 2.4%
Education Services - 1.3%
DeVry, Inc.	89,232	4,914,006
Grand Canyon Education, Inc. (a)	261,975	3,798,638
		8,712,644
Specialized Consumer Services - 1.1%
Sotheby's Class A (ltd. vtg.)	63,663	3,348,674
Steiner Leisure Ltd. (a)	95,905	4,436,565
		7,785,239
TOTAL DIVERSIFIED CONSUMER SERVICES		16,497,883
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)	261,800	1,701,700
FOOD & STAPLES RETAILING - 2.0%
Drug Retail - 0.1%
Droga Raia SA	33,000	515,420
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 1.9%
BJ's Wholesale Club, Inc. (a)	28,382	$ 1,385,609
Costco Wholesale Corp.	166,726	12,224,350
		13,609,959
TOTAL FOOD & STAPLES RETAILING		14,125,379
HOTELS, RESTAURANTS & LEISURE - 19.2%
Casinos & Gaming - 4.8%
Betfair Group PLC	110,900	1,733,933
Las Vegas Sands Corp. (a)	106,700	4,504,874
Las Vegas Sands Corp. unit	8,127	5,823,646
MGM Mirage, Inc. (a)	317,959	4,181,161
Pinnacle Entertainment, Inc. (a)	293,664	3,999,704
WMS Industries, Inc. (a)	200,996	7,105,209
Wynn Resorts Ltd.	47,400	6,031,650
		33,380,177
Hotels, Resorts & Cruise Lines - 3.7%
China Lodging Group Ltd. ADR (d)	163,430	2,860,025
Home Inns & Hotels Management, Inc. sponsored ADR (a)	52,800	2,089,296
Marriott International, Inc. Class A	266,644	9,487,194
Starwood Hotels & Resorts Worldwide, Inc.	197,580	11,483,350
		25,919,865
Restaurants - 10.7%
BJ's Restaurants, Inc. (a)	135,573	5,332,086
Bravo Brio Restaurant Group, Inc.	84,200	1,489,498
Darden Restaurants, Inc.	214,308	10,528,952
McDonald's Corp.	302,018	22,980,550
P.F. Chang's China Bistro, Inc. (d)	109,387	5,052,586
Panera Bread Co. Class A (a)	26,100	3,314,700
Ruth's Hospitality Group, Inc. (a)	665,110	3,431,968
Starbucks Corp.	398,741	14,733,480
Texas Roadhouse, Inc. Class A	445,580	7,570,404
		74,434,224
TOTAL HOTELS, RESTAURANTS & LEISURE		133,734,266
HOUSEHOLD DURABLES - 2.5%
Home Furnishings - 1.2%
Tempur-Pedic International, Inc. (a)	162,270	8,220,598
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Homebuilding - 1.3%
Lennar Corp. Class A	383,700	$ 6,952,644
Toll Brothers, Inc. (a)	98,000	1,937,460
		8,890,104
TOTAL HOUSEHOLD DURABLES		17,110,702
INTERNET & CATALOG RETAIL - 7.1%
Internet Retail - 7.1%
Amazon.com, Inc. (a)	178,291	32,115,558
Ocado Group PLC (a)	429,100	1,568,879
Priceline.com, Inc. (a)	31,013	15,706,224
		49,390,661
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
eBay, Inc. (a)	215,865	6,700,450
Monster Worldwide, Inc. (a)	114,200	1,815,780
The Knot, Inc. (a)	174,703	2,105,171
		10,621,401
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	99,876	4,678,192
MEDIA - 25.5%
Advertising - 1.6%
National CineMedia, Inc.	421,415	7,867,818
WPP PLC	251,765	3,101,548
		10,969,366
Broadcasting - 1.1%
Discovery Communications, Inc. (a)	128,400	5,123,160
Scripps Networks Interactive, Inc. Class A	53,568	2,683,221
		7,806,381
Cable & Satellite - 9.2%
Comcast Corp.:
Class A	239,500	5,920,440
Class A (special) (non-vtg.)	381,616	8,861,124
DIRECTV (a)	273,261	12,788,615
Kabel Deutschland Holding AG	99,600	5,277,078
Sirius XM Radio, Inc. (a)(d)	3,022,015	5,016,545
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
Time Warner Cable, Inc.	194,061	$ 13,844,312
Virgin Media, Inc.	452,403	12,572,279
		64,280,393
Movies & Entertainment - 12.9%
News Corp. Class A	1,375,123	24,147,160
The Walt Disney Co.	892,241	38,446,665
Time Warner, Inc.	362,461	12,939,858
Viacom, Inc. Class B (non-vtg.)	301,407	14,021,454
		89,555,137
Publishing - 0.7%
United Business Media Ltd.	501,895	4,816,960
TOTAL MEDIA		177,428,237
MULTILINE RETAIL - 5.5%
Department Stores - 1.3%
Marisa Lojas SA	32,100	500,183
Nordstrom, Inc.	193,583	8,688,005
		9,188,188
General Merchandise Stores - 4.2%
Dollar Tree, Inc. (a)	114,412	6,352,154
Target Corp.	454,619	22,735,496
		29,087,650
TOTAL MULTILINE RETAIL		38,275,838
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Nielsen Holdings B.V. (a)	79,300	2,165,683
SPECIALTY RETAIL - 22.0%
Apparel Retail - 5.9%
Body Central Corp.	21,600	501,768
Chico's FAS, Inc.	427,535	6,370,272
Citi Trends, Inc. (a)	302,800	6,749,412
H&M Hennes & Mauritz AB (B Shares)	53,506	1,775,922
Inditex SA	21,622	1,734,316
rue21, Inc. (a)(d)	17,910	515,808
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
TJX Companies, Inc.	299,670	$ 14,902,589
Urban Outfitters, Inc. (a)	291,095	8,683,364
		41,233,451
Automotive Retail - 2.0%
Advance Auto Parts, Inc.	209,280	13,732,954
Lentuo International, Inc. ADR	33,600	163,968
		13,896,922
Home Improvement Retail - 7.2%
Home Depot, Inc.	130,715	4,844,298
Lowe's Companies, Inc.	1,471,819	38,900,170
Lumber Liquidators Holdings, Inc. (a)(d)	254,304	6,355,057
		50,099,525
Homefurnishing Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	395,046	19,068,870
Specialty Stores - 4.1%
Hengdeli Holdings Ltd.	3,138,000	1,653,999
OfficeMax, Inc. (a)	522,014	6,754,861
Tiffany & Co., Inc.	113,600	6,979,584
Tractor Supply Co.	154,510	9,248,969
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	79,496	3,826,142
		28,463,555
TOTAL SPECIALTY RETAIL		152,762,323
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Apparel, Accessories & Luxury Goods - 3.5%
China Xiniya Fashion Ltd. ADR (d)	208,500	1,065,435
Phillips-Van Heusen Corp.	109,102	7,094,903
Polo Ralph Lauren Corp. Class A	84,050	10,392,783
Titan Industries Ltd.	47,301	4,047,265
Vera Bradley, Inc. (d)	35,793	1,510,823
		24,111,209
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 0.6%
Iconix Brand Group, Inc. (a)	75,400	$ 1,619,592
NIKE, Inc. Class B	39,443	2,985,835
		4,605,427
TOTAL TEXTILES, APPAREL & LUXURY GOODS		28,716,636
TOTAL COMMON STOCKS (Cost $619,132,475)		686,422,192
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.16% (b)	7,778,474	7,778,474
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,287,481	12,287,481
TOTAL MONEY MARKET FUNDS (Cost $20,065,955)		20,065,955
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $639,198,430)		706,488,147
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(10,371,719)
NET ASSETS - 100%		$ 696,116,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,861
Fidelity Securities Lending Cash Central Fund	48,203
Total	$ 53,064
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 686,422,192	$ 677,496,998	$ 8,925,194	$ -
Money Market Funds	20,065,955	20,065,955	-	-
Total Investments in Securities:	$ 706,488,147	$ 697,562,953	$ 8,925,194	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,034,889) - See accompanying schedule: Unaffiliated issuers (cost $619,132,475)	$ 686,422,192
Fidelity Central Funds (cost $20,065,955)	20,065,955
Total Investments (cost $639,198,430)		$ 706,488,147
Receivable for investments sold		10,995,233
Receivable for fund shares sold		66,925
Dividends receivable		302,727
Distributions receivable from Fidelity Central Funds		5,004
Other receivables		254
Total assets		717,858,290

Liabilities
Payable for investments purchased	$ 8,248,425
Payable for fund shares redeemed	1,075,640
Other payables and accrued expenses	130,316
Collateral on securities loaned, at value	12,287,481
Total liabilities		21,741,862

Net Assets		$ 696,116,428
Net Assets consist of:
Paid in capital		$ 628,941,027
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,175,401
Net Assets, for 5,294,718 shares outstanding		$ 696,116,428
Net Asset Value, offering price and redemption price per share ($696,116,428 ÷ 5,294,718 shares)		$ 131.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 3,656,408
Interest		12
Income from Fidelity Central Funds (including $48,203 from security lending)		53,064
Total income		3,709,484

Expenses
Custodian fees and expenses	$ 29,073
Independent directors' compensation	1,670
Interest	198
Total expenses before reductions	30,941
Expense reductions	(1,712)	29,229
Net investment income (loss)		3,680,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $14,148)	78,308,229
Foreign currency transactions	19,795
Total net realized gain (loss)		78,328,024
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $75,738)	17,393,714
Assets and liabilities in foreign currencies	(6,961)
Total change in net unrealized appreciation (depreciation)		17,386,753
Net gain (loss)		95,714,777
Net increase (decrease) in net assets resulting from operations		$ 99,395,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,680,255	$ 6,086,541
Net realized gain (loss)	78,328,024	60,862,500
Change in net unrealized appreciation (depreciation)	17,386,753	39,504,157
Net increase (decrease) in net assets resulting from operations	99,395,032	106,453,198
Distributions to partners from net investment income	(3,641,819)	(6,036,498)
Affiliated share transactions Proceeds from sales of shares*	35,441,075	148,361,846
Reinvestment of distributions	3,641,716	6,036,314
Cost of shares redeemed	(43,741,925)	(167,242,666)
Net increase (decrease) in net assets resulting from share transactions	(4,659,134)	(12,844,506)
Total increase (decrease) in net assets	91,094,079	87,572,194

Net Assets
Beginning of period	605,022,349	517,450,155
End of period	$ 696,116,428	$ 605,022,349
Other Affiliated Information Shares
Sold	279,035	1,383,685
Issued in reinvestment of distributions	28,308	58,782
Redeemed	(345,276)	(1,726,612)
Net increase (decrease)	(37,933)	(284,145)

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 113.46	$ 92.13	$ 92.45	$ 121.71	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.70	1.25	1.29	1.71	1.68 H	.19
Net realized and unrealized gain (loss)	18.00	21.31	(.32)	(29.41)	7.33	14.46
Total from investment operations	18.70	22.56	.97	(27.70)	9.01	14.65
Distributions to partners from net investment income	(.69)	(1.23)	(1.29)	(1.56)	(1.78)	(.17)
Net asset value, end of period	$ 131.47	$ 113.46	$ 92.13	$ 92.45	$ 121.71	$ 114.48
Total Return B, C	16.50%	24.64%	1.38%	(22.90)%	7.87%	14.66%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G	-% G	-% G	-% G
Expenses net of all reductions	.01% A	.01%	-% G	-% G	-% G	-% G
Net investment income (loss)	1.11% A	1.21%	1.73%	1.62%	1.35% H	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 696,116	$ 605,022	$ 517,450	$ 530,726	$ 713,542	$ 786,815
Portfolio turnover rate F	162% A	143% K	91%	62%	110%	15% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%. I For the period July 21, 2006 (commencement of operations) to September 30, 2006. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.0	12.1
The Coca-Cola Co.	12.2	11.3
CVS Caremark Corp.	6.9	4.3
British American Tobacco PLC sponsored ADR	6.9	5.0
Altria Group, Inc.	5.4	5.0
Colgate-Palmolive Co.	4.0	2.7
PepsiCo, Inc.	4.0	4.4
Unilever NV unit	3.2	2.5
Diageo PLC sponsored ADR	3.1	2.6
Johnson & Johnson	2.9	3.0
	64.6
Top Industries (% of fund's net assets)
As of March 31, 2011
Beverages 30.4%
Household Products 20.2%
Tobacco 15.3%
Food & Staples Retailing 13.8%
Food Products 12.0%
All Others* 8.3%

As of September 30, 2010
Beverages 30.2%
Food & Staples Retailing 19.7%
Household Products 15.2%
Tobacco 13.2%
Food Products 11.9%
All Others* 9.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BEVERAGES - 30.4%
Brewers - 5.5%
Anadolu Efes Biracilik ve Malt Sanayii AS	108,648	$ 1,536,792
Anheuser-Busch InBev SA NV	252,516	14,390,817
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	110,515	3,128,680
Molson Coors Brewing Co. Class B	319,388	14,976,103
		34,032,392
Distillers & Vintners - 6.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	885,265	17,953,174
Diageo PLC sponsored ADR	247,422	18,858,505
Pernod-Ricard SA	35,900	3,351,525
		40,163,204
Soft Drinks - 18.4%
Coca-Cola Bottling Co. Consolidated	53,297	3,562,371
Coca-Cola FEMSA SAB de CV sponsored ADR	39,380	3,031,866
Coca-Cola Icecek AS	135,204	1,693,606
Cott Corp. (a)	1,100	9,256
Embotelladora Andina SA sponsored ADR	114,100	3,338,566
Fomento Economico Mexicano SAB de CV sponsored ADR	27,813	1,632,623
PepsiCo, Inc.	387,670	24,969,825
The Coca-Cola Co.	1,137,598	75,479,627
		113,717,740
TOTAL BEVERAGES		187,913,336
FOOD & STAPLES RETAILING - 13.8%
Drug Retail - 9.5%
CVS Caremark Corp.	1,247,433	42,811,901
Drogasil SA	117,600	919,105
Walgreen Co.	373,611	14,996,746
		58,727,752
Food Distributors - 0.3%
United Natural Foods, Inc. (a)	43,266	1,939,182
Food Retail - 2.1%
Fresh Market, Inc.	3,600	135,864
Koninklijke Ahold NV	151,669	2,034,312
Safeway, Inc.	327,810	7,716,647
Susser Holdings Corp. (a)	116,549	1,525,626
The Pantry, Inc. (a)	89,407	1,325,906
		12,738,355
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 1.9%
BJ's Wholesale Club, Inc. (a)	11,027	$ 538,338
Wal-Mart Stores, Inc.	217,013	11,295,527
		11,833,865
TOTAL FOOD & STAPLES RETAILING		85,239,154
FOOD PRODUCTS - 12.0%
Agricultural Products - 4.1%
Archer Daniels Midland Co.	194,966	7,020,726
Bunge Ltd.	194,702	14,082,796
Cresud S.A.C.I.F. y A. sponsored ADR	37,081	671,166
Origin Agritech Ltd. (a)	44,200	340,340
SLC Agricola SA	122,300	1,718,410
Viterra, Inc.	133,500	1,619,016
		25,452,454
Packaged Foods & Meats - 7.9%
Brasil Foods SA	2,000	37,767
Calavo Growers, Inc.	73,858	1,613,797
Cermaq ASA	91,830	1,622,629
Cosan Ltd. Class A	52,200	673,380
Danone	24,934	1,628,202
Dean Foods Co. (a)	256,657	2,566,570
Lindt & Spruengli AG	56	1,820,838
Mead Johnson Nutrition Co. Class A	91,784	5,317,047
Nestle SA	224,731	12,881,967
Unilever NV unit	624,737	19,591,752
Want Want China Holdings Ltd.	1,774,000	1,393,456
		49,147,405
TOTAL FOOD PRODUCTS		74,599,859
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurants - 0.2%
Sonic Corp. (a)	117,890	1,066,905
HOUSEHOLD DURABLES - 0.2%
Household Appliances - 0.1%
SodaStream International Ltd. (d)	14,900	652,769
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	9,870	$ 589,338
TOTAL HOUSEHOLD DURABLES		1,242,107
HOUSEHOLD PRODUCTS - 20.2%
Household Products - 20.2%
Colgate-Palmolive Co.	309,736	25,014,279
Procter & Gamble Co.	1,605,480	98,897,571
Reckitt Benckiser Group PLC	27,100	1,391,511
		125,303,361
PERSONAL PRODUCTS - 3.0%
Personal Products - 3.0%
Avon Products, Inc.	470,635	12,725,970
Hypermarcas SA (a)	78,300	1,035,911
L'Oreal SA	15,000	1,746,729
Natura Cosmeticos SA	57,500	1,620,066
Nu Skin Enterprises, Inc. Class A	53,500	1,538,125
		18,666,801
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	305,096	18,076,938
Perrigo Co.	1,147	91,209
		18,168,147
TOBACCO - 15.3%
Tobacco - 15.3%
Altria Group, Inc.	1,275,840	33,210,115
British American Tobacco PLC sponsored ADR (d)	528,527	42,805,402
KT&G Corp.	26,676	1,389,147
Lorillard, Inc.	21,038	1,998,820
Philip Morris International, Inc.	208,924	13,711,682
Souza Cruz Industria Comerico	156,500	1,629,559
		94,744,725
TOTAL COMMON STOCKS (Cost $486,649,702)		606,944,395
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	9,632,141	$ 9,632,141
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	16,866,875	16,866,875
TOTAL MONEY MARKET FUNDS (Cost $26,499,016)		26,499,016
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $513,148,718)		633,443,411
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(14,484,103)
NET ASSETS - 100%		$ 618,959,308
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,332
Fidelity Securities Lending Cash Central Fund	48,593
Total	$ 57,925
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 606,944,395	$ 592,553,578	$ 14,390,817	$ -
Money Market Funds	26,499,016	26,499,016	-	-
Total Investments in Securities:	$ 633,443,411	$ 619,052,594	$ 14,390,817	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.2%
United Kingdom	10.2%
Netherlands	3.5%
Bermuda	2.4%
Switzerland	2.4%
Belgium	2.3%
Brazil	1.8%
France	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,359,005) - See accompanying schedule: Unaffiliated issuers (cost $486,649,702)	$ 606,944,395
Fidelity Central Funds (cost $26,499,016)	26,499,016
Total Investments (cost $513,148,718)		$ 633,443,411
Receivable for investments sold		3,418,038
Receivable for fund shares sold		109,574
Dividends receivable		3,052,477
Distributions receivable from Fidelity Central Funds		6,096
Other receivables		254
Total assets		640,029,850

Liabilities
Payable for investments purchased	$ 3,661,759
Payable for fund shares redeemed	513,920
Other payables and accrued expenses	27,988
Collateral on securities loaned, at value	16,866,875
Total liabilities		21,070,542

Net Assets		$ 618,959,308
Net Assets consist of:
Paid in capital		$ 498,642,847
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,316,461
Net Assets, for 4,604,244 shares outstanding		$ 618,959,308
Net Asset Value, offering price and redemption price per share ($618,959,308 ÷ 4,604,244 shares)		$ 134.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 8,363,519
Income from Fidelity Central Funds (including $48,593 from security lending)		57,925
Total income		8,421,444

Expenses
Custodian fees and expenses	$ 38,312
Independent directors' compensation	1,613
Interest	434
Total expenses before reductions	40,359
Expense reductions	(1,625)	38,734
Net investment income (loss)		8,382,710
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,130,678
Foreign currency transactions	(45,496)
Total net realized gain (loss)		14,085,182
Change in net unrealized appreciation (depreciation) on: Investment securities	29,418,671
Assets and liabilities in foreign currencies	8,430
Total change in net unrealized appreciation (depreciation)		29,427,101
Net gain (loss)		43,512,283
Net increase (decrease) in net assets resulting from operations		$ 51,894,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,382,710	$ 12,880,151
Net realized gain (loss)	14,085,182	29,703,416
Change in net unrealized appreciation (depreciation)	29,427,101	19,351,189
Net increase (decrease) in net assets resulting from operations	51,894,993	61,934,756
Distributions to partners from net investment income	(8,320,964)	(12,775,835)
Affiliated share transactions Proceeds from sales of shares*	20,781,364	183,361,536
Reinvestment of distributions	8,320,774	12,775,517
Cost of shares redeemed	(76,605,028)	(142,758,604)
Net increase (decrease) in net assets resulting from share transactions	(47,502,890)	53,378,449
Total increase (decrease) in net assets	(3,928,861)	102,537,370

Net Assets
Beginning of period	622,888,169	520,350,799
End of period	$ 618,959,308	$ 622,888,169
Other Affiliated Information Shares
Sold	158,615	1,542,302
Issued in reinvestment of distributions	63,057	107,212
Redeemed	(579,346)	(1,246,099)
Net increase (decrease)	(357,674)	403,415

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 125.53	$ 114.15	$ 114.98	$ 126.15	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.77	3.08	2.72	2.77	2.43	.39
Net realized and unrealized gain (loss)	8.90	11.26	(.86)	(11.21)	21.58	4.58
Total from investment operations	10.67	14.34	1.86	(8.44)	24.01	4.97
Distributions to partners from net investment income	(1.77)	(2.96)	(2.69)	(2.73)	(2.45)	(.38)
Net asset value, end of period	$ 134.43	$ 125.53	$ 114.15	$ 114.98	$ 126.15	$ 104.59
Total Return B, C	8.53%	12.73%	2.03%	(6.82)%	23.21%	4.97%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.02%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Net investment income (loss)	2.69% A	2.59%	2.77%	2.23%	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 618,959	$ 622,888	$ 520,351	$ 535,302	$ 583,658	$ 569,589
Portfolio turnover rate F	48% A	61% J	91%	59%	93%	10% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period July 21, 2006 (commencement of operations) to September 30, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	14.4	18.6
Chevron Corp.	8.9	10.6
Occidental Petroleum Corp.	5.5	4.0
Schlumberger Ltd.	5.4	6.2
Marathon Oil Corp.	4.3	4.7
Massey Energy Co.	4.3	2.3
Baker Hughes, Inc.	4.0	1.8
Apache Corp.	3.7	3.5
National Oilwell Varco, Inc.	3.7	2.9
Halliburton Co.	3.2	4.5
	57.4
Top Industries (% of fund's net assets)
As of March 31, 2011
Oil, Gas & Consumable Fuels 66.4%
Energy Equipment & Services 30.5%
Chemicals 1.1%
Construction & Engineering 1.0%
Metals & Mining 0.8%
All Others* 0.2%

As of September 30, 2010
Oil, Gas & Consumable Fuels 67.1%
Energy Equipment & Services 29.0%
Semiconductors & Semiconductor Equipment 1.7%
Construction & Engineering 1.4%
Metals & Mining 0.2%
All Others* 0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 1.1%
Specialty Chemicals - 1.1%
LyondellBasell Industries NV Class A (a)	247,459	$ 9,787,003
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	56,146	2,112,213
Jacobs Engineering Group, Inc. (a)	115,256	5,927,616
KBR, Inc.	26,441	998,677
		9,038,506
ENERGY EQUIPMENT & SERVICES - 30.5%
Oil & Gas Drilling - 8.9%
Discovery Offshore S.A. (a)(e)	319,600	736,605
Ensco International Ltd. ADR (d)	360,794	20,868,325
Hercules Offshore, Inc. (a)	122,994	812,990
Nabors Industries Ltd. (a)	29,000	881,020
Noble Corp.	287,030	13,094,309
Northern Offshore Ltd. (a)	413,810	1,099,604
Ocean Rig UDW, Inc. (a)	196,500	4,084,870
Rowan Companies, Inc. (a)	66,700	2,946,806
Seadrill Ltd.	107,900	3,900,940
Transocean Ltd. (a)	357,204	27,844,052
Tuscany International Drilling, Inc. (a)	516,000	814,149
		77,083,670
Oil & Gas Equipment & Services - 21.6%
Aker Drilling ASA (a)	222,700	797,082
Baker Hughes, Inc.	476,659	35,001,070
Dresser-Rand Group, Inc. (a)	58,500	3,136,770
Halliburton Co.	566,475	28,233,114
ION Geophysical Corp. (a)	45,500	577,395
National Oilwell Varco, Inc.	405,095	32,111,881
Oceaneering International, Inc. (a)	166,235	14,869,721
Oil States International, Inc. (a)	113,219	8,620,495
Saipem SpA	40,665	2,160,879
Schlumberger Ltd.	504,306	47,031,578
Schoeller-Bleckmann Oilfield Equipment AG	22,961	2,256,447
Superior Energy Services, Inc. (a)	67,986	2,787,426
TSC Offshore Group Ltd. (a)	23,000	7,008
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Weatherford International Ltd. (a)	374,491	$ 8,463,497
Willbros Group, Inc. (a)	159,382	1,740,451
		187,794,814
TOTAL ENERGY EQUIPMENT & SERVICES		264,878,484
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.8%
Grande Cache Coal Corp. (a)	104,394	1,105,627
MacArthur Coal Ltd.	150,994	1,811,520
Walter Energy, Inc.	31,700	4,293,131
		7,210,278
OIL, GAS & CONSUMABLE FUELS - 66.4%
Coal & Consumable Fuels - 6.4%
Cameco Corp. (d)	124,000	3,728,823
Massey Energy Co.	542,164	37,062,331
Peabody Energy Corp.	204,380	14,707,185
		55,498,339
Integrated Oil & Gas - 36.2%
BG Group PLC	86,348	2,147,633
Chevron Corp.	718,312	77,168,258
Exxon Mobil Corp.	1,487,600	125,151,786
Hess Corp.	243,599	20,757,071
Marathon Oil Corp.	703,088	37,481,621
OAO Gazprom sponsored ADR	80,500	2,603,370
Occidental Petroleum Corp.	453,727	47,409,934
Suncor Energy, Inc.	44,900	2,013,254
		314,732,927
Oil & Gas Exploration & Production - 14.3%
Anadarko Petroleum Corp.	139,412	11,420,631
Apache Corp.	248,012	32,469,731
Bankers Petroleum Ltd. (a)	400,700	3,595,019
Brigham Exploration Co. (a)	27,000	1,003,860
Cimarex Energy Co.	108,960	12,556,550
Concho Resources, Inc. (a)	8,500	912,050
Gran Tierra Energy, Inc. (a)	380,100	3,065,259
Newfield Exploration Co. (a)	159,382	12,114,626
Niko Resources Ltd.	15,000	1,438,589
Noble Energy, Inc.	44,487	4,299,669
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Northern Oil & Gas, Inc. (a)	10,300	$ 275,010
Pacific Rubiales Energy Corp.	76,600	2,124,925
Painted Pony Petroleum Ltd. Class A (a)	102,500	1,203,955
Petrobank Energy & Resources Ltd. (a)	35,100	741,672
Petroleum Development Corp. (a)	44,830	2,152,288
Petrominerales Ltd. (d)	47,996	1,818,473
Pioneer Natural Resources Co.	106,700	10,874,864
Talisman Energy, Inc.	186,400	4,607,619
Whiting Petroleum Corp. (a)	237,664	17,456,421
		124,131,211
Oil & Gas Refining & Marketing - 9.4%
CVR Energy, Inc. (a)	333,337	7,720,085
Frontier Oil Corp.	436,920	12,810,494
Holly Corp.	389,289	23,653,200
Keyera Corp.	24,100	977,222
Petroplus Holdings AG	64,280	1,014,763
Tesoro Corp. (a)	455,100	12,210,333
Valero Energy Corp.	508,400	15,160,488
Western Refining, Inc. (a)(d)	312,860	5,302,977
World Fuel Services Corp.	69,615	2,827,065
		81,676,627
Oil & Gas Storage & Transport - 0.1%
Williams Companies, Inc.	27,700	863,686
TOTAL OIL, GAS & CONSUMABLE FUELS		576,902,790
TOTAL COMMON STOCKS (Cost $665,453,361)		867,817,061
Convertible Bonds - 0.1%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $352,200)	$ 350,000	363,125
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	3,409,142	$ 3,409,142
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,203,225	12,203,225
TOTAL MONEY MARKET FUNDS (Cost $15,612,367)		15,612,367
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $681,417,928)		883,792,553
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(14,587,362)
NET ASSETS - 100%		$ 869,205,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $736,605 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,003
Fidelity Securities Lending Cash Central Fund	11,554
Total	$ 15,557
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 867,817,061	$ 867,817,061	$ -	$ -
Convertible Bonds	363,125	-	363,125	-
Money Market Funds	15,612,367	15,612,367	-	-
Total Investments in Securities:	$ 883,792,553	$ 883,429,428	$ 363,125	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Switzerland	6.0%
Netherlands Antilles	5.4%
Canada	2.6%
United Kingdom	2.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,783,170) - See accompanying schedule: Unaffiliated issuers (cost $665,805,561)	$ 868,180,186
Fidelity Central Funds (cost $15,612,367)	15,612,367
Total Investments (cost $681,417,928)		$ 883,792,553
Receivable for investments sold		4,372,307
Receivable for fund shares sold		104,403
Dividends receivable		474,244
Interest receivable		7,620
Distributions receivable from Fidelity Central Funds		3,163
Other receivables		254
Total assets		888,754,544

Liabilities
Payable for investments purchased	$ 6,526,204
Payable for fund shares redeemed	806,965
Other payables and accrued expenses	12,959
Collateral on securities loaned, at value	12,203,225
Total liabilities		19,549,353

Net Assets		$ 869,205,191
Net Assets consist of:
Paid in capital		$ 666,828,229
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		202,376,962
Net Assets, for 5,977,365 shares outstanding		$ 869,205,191
Net Asset Value, offering price and redemption price per share ($869,205,191 ÷ 5,977,365 shares)		$ 145.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,474,162
Interest		8,314
Income from Fidelity Central Funds (including $11,554 from security lending)		15,557
Total income		5,498,033

Expenses
Custodian fees and expenses	$ 13,159
Independent directors' compensation	1,810
Interest	533
Total expenses before reductions	15,502
Expense reductions	(1,823)	13,679
Net investment income (loss)		5,484,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,634,612
Foreign currency transactions	463
Total net realized gain (loss)		63,635,075
Change in net unrealized appreciation (depreciation) on: Investment securities	216,081,268
Assets and liabilities in foreign currencies	3,895
Total change in net unrealized appreciation (depreciation)		216,085,163
Net gain (loss)		279,720,238
Net increase (decrease) in net assets resulting from operations		$ 285,204,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,484,354	$ 6,648,065
Net realized gain (loss)	63,635,075	49,246,782
Change in net unrealized appreciation (depreciation)	216,085,163	(57,022,107)
Net increase (decrease) in net assets resulting from operations	285,204,592	(1,127,260)
Distributions to partners from net investment income	(5,442,225)	(6,522,609)
Affiliated share transactions Proceeds from sales of shares*	34,187,251	189,123,473
Reinvestment of distributions	5,442,104	6,522,449
Cost of shares redeemed	(65,848,194)	(148,271,994)
Net increase (decrease) in net assets resulting from share transactions	(26,218,839)	47,373,928
Total increase (decrease) in net assets	253,543,528	39,724,059

Net Assets
Beginning of period	615,661,663	575,937,604
End of period	$ 869,205,191	$ 615,661,663
Other Affiliated Information Shares
Sold	267,533	1,850,840
Issued in reinvestment of distributions	42,284	68,693
Redeemed	(529,561)	(1,532,797)
Net increase (decrease)	(219,744)	386,736

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 99.35	$ 99.12	$ 110.48	$ 140.47	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.90	1.25	.92	1.18	1.22 H	.29
Net realized and unrealized gain (loss)	46.07	.17 I	(11.37)	(29.99)	43.31	(2.85)
Total from investment operations	46.97	1.42	(10.45)	(28.81)	44.53	(2.56)
Distributions to partners from net investment income	(.90)	(1.19)	(.91)	(1.18)	(1.22)	(.28)
Net asset value, end of period	$ 145.42	$ 99.35	$ 99.12	$ 110.48	$ 140.47	$ 97.16
Total Return B, C	47.40%	1.49%	(9.19)%	(20.73)%	46.10%	(2.57)%
Ratios to Average Net Assets E, K
Expenses before reductions	-% A, G	-% G	.01%	.01%	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	.01%	.01%	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	.01%	.01%	-% G	-% G
Net investment income (loss)	1.47% A	1.26%	1.18%	.80%	1.05% H	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 869,205	$ 615,662	$ 575,938	$ 568,630	$ 740,091	$ 616,182
Portfolio turnover rate F	110% A	106% L	156%	108%	52%	12% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J For the period July 21, 2006 (commencement of operations) to September 30, 2006. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Comerica, Inc.	9.9	4.2
Visa, Inc. Class A	8.4	5.5
Regions Financial Corp.	6.4	5.1
Citigroup, Inc.	4.9	4.9
Goldman Sachs Group, Inc.	4.8	1.8
JPMorgan Chase & Co.	4.7	4.3
E*TRADE Financial Corp.	4.2	2.2
Morgan Stanley	3.4	5.0
CIT Group, Inc.	3.4	3.0
MasterCard, Inc. Class A	3.1	0.0
	53.2
Top Industries (% of fund's net assets)
As of March 31, 2011
Commercial Banks 31.5%
Capital Markets 28.1%
Diversified Financial Services 14.0%
IT Services 11.5%
Consumer Finance 6.8%
All Others* 8.1%

As of September 30, 2010
Commercial Banks 48.0%
Capital Markets 17.3%
Diversified Financial Services 15.0%
IT Services 11.7%
Insurance 3.7%
All Others* 4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CAPITAL MARKETS - 28.1%
Asset Management & Custody Banks - 8.4%
Affiliated Managers Group, Inc. (a)	248,466	$ 27,174,726
Franklin Resources, Inc.	146,268	18,295,201
Invesco Ltd.	1,189,500	30,403,620
Legg Mason, Inc.	167,367	6,040,275
Northern Trust Corp.	186,655	9,472,741
State Street Corp.	212,514	9,550,379
		100,936,942
Investment Banking & Brokerage - 19.7%
E*TRADE Financial Corp. (a)	3,236,608	50,588,183
Evercore Partners, Inc. Class A	416,696	14,288,506
GFI Group, Inc.	2,192,624	11,006,972
Goldman Sachs Group, Inc.	362,646	57,468,512
Jefferies Group, Inc.	887,926	22,144,874
Lazard Ltd. Class A	461,100	19,172,538
MF Global Holdings Ltd. (a)	2,404,445	19,908,805
Morgan Stanley	1,495,866	40,867,059
		235,445,449
TOTAL CAPITAL MARKETS		336,382,391
COMMERCIAL BANKS - 31.5%
Diversified Banks - 12.6%
Banco ABC Brasil SA	633,000	4,807,644
Banco Pine SA	108,400	896,334
Comerica, Inc.	3,244,639	119,143,142
Itau Unibanco Banco Multiplo SA sponsored ADR	1,032,200	24,824,410
KB Financial Group, Inc. ADR	22,011	1,148,314
		150,819,844
Regional Banks - 18.9%
Banco Daycoval SA (PN)	720,300	5,382,452
BancTrust Financial Group, Inc. (a)(d)	226,950	558,297
Bridge Capital Holdings (a)	28,422	268,304
Bridge Capital Holdings (a)(e)	361,790	3,073,768
CIT Group, Inc. (a)	957,517	40,742,348
CoBiz, Inc. (d)	1,542,930	10,723,364
First Interstate Bancsystem, Inc.	299,307	4,070,575
Glacier Bancorp, Inc.	848,494	12,769,835
Regions Financial Corp.	10,552,599	76,611,869
SunTrust Banks, Inc.	121,157	3,494,168
Susquehanna Bancshares, Inc.	662,055	6,190,214
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
SVB Financial Group (a)	146,732	$ 8,353,453
Synovus Financial Corp. (d)	14,217,769	34,122,646
Webster Financial Corp.	216,800	4,646,024
Zions Bancorporation (d)	661,281	15,249,140
		226,256,457
TOTAL COMMERCIAL BANKS		377,076,301
CONSUMER FINANCE - 6.8%
Consumer Finance - 6.8%
American Express Co.	717,201	32,417,485
Netspend Holdings, Inc. (d)	1,234,154	12,983,300
SLM Corp. (a)	2,381,428	36,435,848
		81,836,633
DIVERSIFIED FINANCIAL SERVICES - 14.0%
Other Diversified Financial Services - 10.5%
Bank of America Corp.	822,287	10,961,086
Citigroup, Inc. (a)	13,246,216	58,548,275
JPMorgan Chase & Co.	1,222,779	56,370,112
		125,879,473
Specialized Finance - 3.5%
Infrastructure Development Finance Co. Ltd.	5,329,980	18,498,483
PHH Corp. (a)	1,056,330	22,996,304
		41,494,787
TOTAL DIVERSIFIED FINANCIAL SERVICES		167,374,260
HOUSEHOLD DURABLES - 0.9%
Homebuilding - 0.9%
MRV Engenharia e Participacoes SA	1,433,400	11,466,146
INSURANCE - 2.1%
Life & Health Insurance - 0.6%
MetLife, Inc.	164,023	7,336,749
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Multi-Line Insurance - 1.5%
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,700	$ 2,910,230
Genworth Financial, Inc. Class A (a)	1,145,400	15,417,084
		18,327,314
TOTAL INSURANCE		25,664,063
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)	473,683	2,155,258
IT SERVICES - 11.5%
Data Processing & Outsourced Services - 11.5%
MasterCard, Inc. Class A	147,843	37,215,040
Visa, Inc. Class A	1,363,562	100,385,434
		137,600,474
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Specialized REITs - 0.4%
Strategic Hotel & Resorts, Inc. (a)	663,500	4,279,575
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Operating Companies - 0.3%
Castellum AB (d)	215,816	3,137,303
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	37,426	1,387,008
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Cheviot Financial Corp.	73,791	635,341
Meridian Interstate Bancorp, Inc. (a)	634	8,908
Washington Mutual, Inc. (a)	276,828	13,011
		657,260
TOTAL COMMON STOCKS (Cost $1,145,119,597)		1,149,016,672
Convertible Preferred Stocks - 0.0%
	Shares	Value
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Fannie Mae 8.75% (a) (Cost $435,408)	225,600	$ 203,040
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.16% (b)	17,937,141	17,937,141
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,391,528	11,391,528
TOTAL MONEY MARKET FUNDS (Cost $29,328,669)		29,328,669
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,174,883,674)		1,178,548,381
NET OTHER ASSETS (LIABILITIES) - 1.6%		19,266,009
NET ASSETS - 100%		$ 1,197,814,390
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,073,768 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 3,093,305
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,913
Fidelity Securities Lending Cash Central Fund	62,688
Total	$ 80,601
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,149,016,672	$ 1,145,942,904	$ 3,073,768	$ -
Convertible Preferred Stocks	203,040	203,040	-	-
Money Market Funds	29,328,669	29,328,669	-	-
Total Investments in Securities:	$ 1,178,548,381	$ 1,175,474,613	$ 3,073,768	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
Bermuda	4.1%
Brazil	4.0%
India	1.6%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,941,684) - See accompanying schedule: Unaffiliated issuers (cost $1,145,555,005)	$ 1,149,219,712
Fidelity Central Funds (cost $29,328,669)	29,328,669
Total Investments (cost $1,174,883,674)		$ 1,178,548,381
Receivable for investments sold		56,964,296
Receivable for fund shares sold		322,265
Dividends receivable		1,017,651
Distributions receivable from Fidelity Central Funds		17,043
Other receivables		3,959
Total assets		1,236,873,595

Liabilities
Payable for investments purchased	$ 27,490,154
Payable for fund shares redeemed	149,909
Other payables and accrued expenses	27,614
Collateral on securities loaned, at value	11,391,528
Total liabilities		39,059,205

Net Assets		$ 1,197,814,390
Net Assets consist of:
Paid in capital		$ 1,194,130,487
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,683,903
Net Assets, for 19,664,832 shares outstanding		$ 1,197,814,390
Net Asset Value, offering price and redemption price per share ($1,197,814,390 ÷ 19,664,832 shares)		$ 60.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,061,769
Interest		166
Income from Fidelity Central Funds (including $62,688 from security lending)		80,601
Total income		5,142,536

Expenses
Custodian fees and expenses	$ 38,773
Independent directors' compensation	2,805
Interest	363
Total expenses before reductions	41,941
Expense reductions	(2,805)	39,136
Net investment income (loss)		5,103,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $27)	40,802,309
Foreign currency transactions	(524,367)
Total net realized gain (loss)		40,277,942
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $16,821)	56,923,254
Assets and liabilities in foreign currencies	11,232
Total change in net unrealized appreciation (depreciation)		56,934,486
Net gain (loss)		97,212,428
Net increase (decrease) in net assets resulting from operations		$ 102,315,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,103,400	$ 7,609,849
Net realized gain (loss)	40,277,942	107,942,303
Change in net unrealized appreciation (depreciation)	56,934,486	(155,568,857)
Net increase (decrease) in net assets resulting from operations	102,315,828	(40,016,705)
Distributions to partners from net investment income	(4,537,787)	(7,446,018)
Affiliated share transactions Proceeds from sales of shares*	99,289,256	454,823,652
Reinvestment of distributions	4,537,714	7,445,881
Cost of shares redeemed	(50,219,628)	(140,421,227)
Net increase (decrease) in net assets resulting from share transactions	53,607,342	321,848,306
Total increase (decrease) in net assets	151,385,383	274,385,583

Net Assets
Beginning of period	1,046,429,007	772,043,424
End of period	$ 1,197,814,390	$ 1,046,429,007
Other Affiliated Information Shares
Sold	1,667,681	7,854,639
Issued in reinvestment of distributions	80,202	130,561
Redeemed	(864,414)	(2,470,928)
Net increase (decrease)	883,469	5,514,272

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 55.72	$ 58.19	$ 65.86	$ 110.86	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.27	.56	1.34	2.54	2.56	.47
Net realized and unrealized gain (loss)	5.16	(2.49)	(7.75)	(44.85)	2.87	7.95
Total from investment operations	5.43	(1.93)	(6.41)	(42.31)	5.43	8.42
Distributions to partners from net investment income	(.24)	(.54)	(1.26)	(2.69)	(2.53)	(.46)
Net asset value, end of period	$ 60.91	$ 55.72	$ 58.19	$ 65.86	$ 110.86	$ 107.96
Total Return B, C	9.78%	(3.34)%	(9.08)%	(38.65)%	5.01%	8.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-% G	-% G	-% G
Expenses net of all reductions	.01% A	.01%	.01%	-% G	-% G	-% G
Net investment income (loss)	.91% A	.96%	2.91%	2.96%	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,197,814	$ 1,046,429	$ 772,043	$ 829,107	$ 1,324,911	$ 1,531,468
Portfolio turnover rate F	190% A	271% J	308%	53%	35%	4% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period July 21, 2006 (commencement of operations) to September 30, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Illumina, Inc.	5.9	4.6
Covidien PLC	5.8	3.8
Medco Health Solutions, Inc.	4.5	6.8
Gilead Sciences, Inc.	4.2	1.9
McKesson Corp.	3.8	2.1
Valeant Pharmaceuticals International, Inc. (Canada)	3.3	2.7
Edwards Lifesciences Corp.	2.9	2.6
Merck & Co., Inc.	2.8	4.8
Baxter International, Inc.	2.5	0.0
Pfizer, Inc.	2.3	3.8
	38.0
Top Industries (% of fund's net assets)
As of March 31, 2011
Health Care Providers & Services 24.7%
Biotechnology 20.9%
Health Care Equipment & Supplies 20.7%
Life Sciences Tools & Services 13.5%
Pharmaceuticals 12.9%
All Others* 7.3%

As of September 30, 2010
Health Care Providers & Services 22.9%
Biotechnology 20.6%
Pharmaceuticals 19.0%
Health Care Equipment & Supplies 18.1%
Life Sciences Tools & Services 10.8%
All Others* 8.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 20.9%
Biotechnology - 20.9%
Achillion Pharmaceuticals, Inc. (a)	288,200	$ 2,060,630
Acorda Therapeutics, Inc. (a)	113,746	2,638,907
Affymax, Inc. (a)(d)	143,700	843,519
Alexion Pharmaceuticals, Inc. (a)	140,857	13,899,769
AMAG Pharmaceuticals, Inc. (a)	66,900	1,117,230
Amgen, Inc. (a)	210,046	11,226,959
Anthera Pharmaceuticals, Inc.	321,700	2,174,692
Ardea Biosciences, Inc. (a)	280,000	8,033,200
ARIAD Pharmaceuticals, Inc. (a)(d)	953,300	7,168,816
ArQule, Inc. (a)	296,900	2,125,804
AVEO Pharmaceuticals, Inc.	52,900	708,331
AVEO Pharmaceuticals, Inc. (e)	51,392	619,325
Biogen Idec, Inc. (a)	122,959	9,023,961
BioMarin Pharmaceutical, Inc. (a)	450,771	11,327,875
Cephalon, Inc. (a)	63,200	4,789,296
Chelsea Therapeutics International Ltd. (a)	368,338	1,436,518
Dynavax Technologies Corp. (a)(d)	996,096	2,749,225
Gilead Sciences, Inc. (a)	735,072	31,196,456
Human Genome Sciences, Inc. (a)	133,987	3,677,943
Incyte Corp. (a)(d)	265,799	4,212,914
Inhibitex, Inc. (a)	243,100	880,022
Medivir AB (B Shares) (a)	158,700	3,518,318
Micromet, Inc. (a)	175,461	984,336
Neurocrine Biosciences, Inc. (a)	119,900	910,041
Seattle Genetics, Inc. (a)(d)	212,893	3,314,744
Targacept, Inc. (a)	202,900	5,395,111
Theravance, Inc. (a)(d)	183,700	4,449,214
United Therapeutics Corp. (a)	171,200	11,473,824
YM Biosciences, Inc. (a)	116,200	309,164
ZIOPHARM Oncology, Inc. (a)(d)	387,403	2,421,269
		154,687,413
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	342,700	1,888,277
Stewart Enterprises, Inc. Class A	200,820	1,534,265
		3,422,542
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 1.2%
CVS Caremark Corp.	193,400	6,637,488
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Drug Retail - continued
Droga Raia SA	33,000	$ 515,420
Rite Aid Corp. (a)	1,993,195	2,112,787
		9,265,695
HEALTH CARE EQUIPMENT & SUPPLIES - 20.7%
Health Care Equipment - 20.2%
American Medical Systems Holdings, Inc. (a)	309,400	6,695,416
ArthroCare Corp. (a)	1,879	62,646
Baxter International, Inc.	347,400	18,679,698
Boston Scientific Corp. (a)	1,646,589	11,838,975
C. R. Bard, Inc.	140,811	13,983,940
Covidien PLC	824,235	42,810,766
Edwards Lifesciences Corp. (a)	251,189	21,853,443
HeartWare International, Inc. (a)(d)	49,628	4,244,683
Hologic, Inc. (a)	193,100	4,286,820
Masimo Corp.	174,593	5,779,028
Orthofix International NV (a)	62,516	2,029,269
Orthovita, Inc. (a)	1,106,996	2,357,901
St. Jude Medical, Inc.	191,460	9,814,240
William Demant Holding AS (a)	58,832	5,092,692
		149,529,517
Health Care Supplies - 0.5%
RTI Biologics, Inc. (a)	872,342	2,494,898
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	372,000	1,061,682
		3,556,580
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		153,086,097
HEALTH CARE PROVIDERS & SERVICES - 24.7%
Health Care Distributors & Services - 4.1%
Amplifon SpA	381,029	2,312,438
McKesson Corp.	350,030	27,669,872
		29,982,310
Health Care Facilities - 5.0%
Community Health Systems, Inc. (a)	261,100	10,441,389
Emeritus Corp. (a)	152,851	3,891,586
Hanger Orthopedic Group, Inc. (a)	131,477	3,422,346
HCA Holdings, Inc.	139,500	4,724,865
HealthSouth Corp. (a)	175,000	4,371,500
Kindred Healthcare, Inc. (a)	102,600	2,450,088
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
LCA-Vision, Inc. (a)	270,980	$ 1,829,115
Sunrise Senior Living, Inc. (a)	462,930	5,522,755
		36,653,644
Health Care Services - 11.7%
Accretive Health, Inc.	279,145	7,749,065
Express Scripts, Inc. (a)	175,024	9,733,085
Fresenius Medical Care AG & Co. KGaA	150,500	10,103,824
HMS Holdings Corp. (a)	90,700	7,423,795
Laboratory Corp. of America Holdings (a)	49,800	4,588,074
Medco Health Solutions, Inc. (a)	594,727	33,399,868
Omnicare, Inc. (d)	176,100	5,281,239
Sun Healthcare Group, Inc. (a)	288,607	4,060,700
Team Health Holdings, Inc. (a)	233,375	4,079,395
		86,419,045
Managed Health Care - 3.9%
CIGNA Corp.	207,506	9,188,366
Humana, Inc. (a)	86,100	6,021,834
UnitedHealth Group, Inc.	246,800	11,155,360
Universal American Financial Corp.	123,400	2,827,094
		29,192,654
TOTAL HEALTH CARE PROVIDERS & SERVICES		182,247,653
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	526,428	11,049,724
Computer Programs & Systems, Inc.	65,713	4,224,032
		15,273,756
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	94,075	5,025,487
LIFE SCIENCES TOOLS & SERVICES - 13.5%
Life Sciences Tools & Services - 13.5%
Agilent Technologies, Inc. (a)	313,549	14,040,724
Bruker BioSciences Corp. (a)	284,100	5,923,485
Covance, Inc. (a)(d)	231,489	12,667,078
Illumina, Inc. (a)(d)	616,600	43,205,161
PAREXEL International Corp. (a)	112,535	2,802,122
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
QIAGEN NV (a)(d)	382,086	$ 7,660,824
Thermo Fisher Scientific, Inc. (a)	244,900	13,604,195
		99,903,589
MACHINERY - 0.9%
Industrial Machinery - 0.9%
Pall Corp.	111,984	6,451,398
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	248,200	2,854,300
PHARMACEUTICALS - 12.8%
Pharmaceuticals - 12.8%
Cardiome Pharma Corp. (a)	390,500	1,659,132
Columbia Laboratories, Inc. (a)	368,200	1,388,114
Merck & Co., Inc.	628,104	20,733,713
Optimer Pharmaceuticals, Inc. (a)	172,874	2,045,099
Perrigo Co.	105,044	8,353,099
Pfizer, Inc.	821,288	16,680,359
Piramal Healthcare Ltd.	166,787	1,560,598
Shire PLC sponsored ADR	149,600	13,030,160
Valeant Pharmaceuticals International, Inc. (Canada) (d)	492,698	24,591,712
Watson Pharmaceuticals, Inc. (a)	85,900	4,811,259
		94,853,245
SOFTWARE - 0.6%
Application Software - 0.6%
Nuance Communications, Inc. (a)	243,700	4,766,772
TOTAL COMMON STOCKS (Cost $554,817,087)		731,837,947
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(e) (Cost $867,181)	123,883	867,181
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	14,717,626	$ 14,717,626
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	48,613,658	48,613,658
TOTAL MONEY MARKET FUNDS (Cost $63,331,284)		63,331,284
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $619,015,552)		796,036,412
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(57,058,087)
NET ASSETS - 100%		$ 738,978,325
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,486,506 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 693,792
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 867,181
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,494
Fidelity Securities Lending Cash Central Fund	171,493
Total	$ 183,987
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 731,837,947	$ 731,218,622	$ 619,325	$ -
Convertible Preferred Stocks	867,181	-	-	867,181
Money Market Funds	63,331,284	63,331,284	-	-
Total Investments in Securities:	$ 796,036,412	$ 794,549,906	$ 619,325	$ 867,181
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	867,181
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 867,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.6%
Ireland	5.8%
Canada	3.5%
Bailiwick of Jersey	1.8%
Germany	1.4%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,535,616) - See accompanying schedule: Unaffiliated issuers (cost $555,684,268)	$ 732,705,128
Fidelity Central Funds (cost $63,331,284)	63,331,284
Total Investments (cost $619,015,552)		$ 796,036,412
Foreign currency held at value (cost $775,265)		775,266
Receivable for investments sold		7,024,187
Receivable for fund shares sold		36,855
Dividends receivable		630,145
Distributions receivable from Fidelity Central Funds		8,009
Other receivables		9,192
Total assets		804,520,066

Liabilities
Payable for investments purchased	$ 16,029,306
Payable for fund shares redeemed	874,173
Other payables and accrued expenses	24,604
Collateral on securities loaned, at value	48,613,658
Total liabilities		65,541,741

Net Assets		$ 738,978,325
Net Assets consist of:
Paid in capital		$ 561,931,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		177,046,352
Net Assets, for 5,345,622 shares outstanding		$ 738,978,325
Net Asset Value, offering price and redemption price per share ($738,978,325 ÷ 5,345,622 shares)		$ 138.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 900,763
Special dividends		821,524
Interest		45
Income from Fidelity Central Funds (including $171,493 from security lending)		183,987
Total income		1,906,319

Expenses
Custodian fees and expenses	$ 26,890
Independent directors' compensation	1,845
Interest	1,406
Total expenses before reductions	30,141
Expense reductions	(1,850)	28,291
Net investment income (loss)		1,878,028
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,170,495
Foreign currency transactions	(4,043)
Total net realized gain (loss)		68,166,452
Change in net unrealized appreciation (depreciation) on: Investment securities	83,210,861
Assets and liabilities in foreign currencies	8,796
Total change in net unrealized appreciation (depreciation)		83,219,657
Net gain (loss)		151,386,109
Net increase (decrease) in net assets resulting from operations		$ 153,264,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,878,028	$ 5,997,345
Net realized gain (loss)	68,166,452	43,102,564
Change in net unrealized appreciation (depreciation)	83,219,657	13,312,609
Net increase (decrease) in net assets resulting from operations	153,264,137	62,412,518
Distributions to partners from net investment income	(2,911,981)	(4,838,109)
Affiliated share transactions Proceeds from sales of shares*	29,706,033	193,125,460
Reinvestment of distributions	2,911,924	4,838,009
Cost of shares redeemed	(144,406,225)	(226,717,349)
Net increase (decrease) in net assets resulting from share transactions	(111,788,268)	(28,753,880)
Total increase (decrease) in net assets	38,563,888	28,820,529

Net Assets
Beginning of period	700,414,437	671,593,908
End of period	$ 738,978,325	$ 700,414,437
Other Affiliated Information Shares
Sold	230,447	1,735,631
Issued in reinvestment of distributions	23,729	44,794
Redeemed	(1,144,996)	(2,193,429)
Net increase (decrease)	(890,820)	(413,004)

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 112.31	$ 101.00	$ 99.61	$ 119.65	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.33 H	1.06 I	1.15	1.13	1.41	.35
Net realized and unrealized gain (loss)	26.09	11.10	1.39	(20.05)	13.52	6.15
Total from investment operations	26.42	12.16	2.54	(18.92)	14.93	6.50
Distributions to partners from net investment income	(.49)	(.85)	(1.15)	(1.12)	(1.44)	(.34)
Net asset value, end of period	$ 138.24	$ 112.31	$ 101.00	$ 99.61	$ 119.65	$ 106.16
Total Return B, C	23.58%	12.08%	2.81%	(15.90)%	14.18%	6.50%
Ratios to Average Net Assets E, K
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Net investment income (loss)	.52% A, H	.98% I	1.36%	1.01%	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 738,978	$ 700,414 L	$ 671,594	$ 668,173	$ 800,102	$ 860,466
Portfolio turnover rate F	114% A	104% L	185%	137%	113%	27% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .29%. I Investment income per share reflects a special dividend which amounted to $.17 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. J For the period July 21, 2006 (commencement of operations) to September 30, 2006. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.0	13.0
United Technologies Corp.	5.9	6.4
Caterpillar, Inc.	4.5	4.8
Honeywell International, Inc.	3.8	2.7
Union Pacific Corp.	3.8	4.6
Emerson Electric Co.	3.2	2.0
Danaher Corp.	3.2	3.0
The Boeing Co.	2.8	0.0
Cummins, Inc.	2.5	2.1
3M Co.	2.4	4.8
	45.1
Top Industries (% of fund's net assets)
As of March 31, 2011
Aerospace & Defense 22.2%
Machinery 21.8%
Industrial Conglomerates 17.4%
Electrical Equipment 9.8%
Road & Rail 8.2%
All Others* 20.6%

As of September 30, 2010
Machinery 22.5%
Industrial Conglomerates 20.2%
Aerospace & Defense 18.5%
Road & Rail 7.9%
Electrical Equipment 6.7%
All Others* 24.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 22.2%
Aerospace & Defense - 22.2%
Bombardier, Inc. Class B (sub. vtg.)	833,100	$ 6,125,609
DigitalGlobe, Inc. (a)	143,107	4,011,289
Embraer SA sponsored ADR	140,400	4,731,480
Esterline Technologies Corp. (a)	65,292	4,617,450
GeoEye, Inc. (a)	82,368	3,424,861
Goodrich Corp.	99,542	8,513,827
Honeywell International, Inc.	489,900	29,251,929
Precision Castparts Corp.	88,581	13,037,352
Rockwell Collins, Inc.	168,293	10,910,435
Textron, Inc.	536,898	14,705,636
The Boeing Co.	292,374	21,615,210
TransDigm Group, Inc. (a)	59,406	4,980,005
United Technologies Corp.	533,139	45,130,216
		171,055,299
AIR FREIGHT & LOGISTICS - 0.4%
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	42,347	3,139,183
AIRLINES - 0.3%
Airlines - 0.3%
Copa Holdings SA Class A	37,200	1,964,160
BUILDING PRODUCTS - 3.1%
Building Products - 3.1%
A.O. Smith Corp.	190,664	8,454,042
Lennox International, Inc.	106,494	5,599,455
Owens Corning (a)	264,280	9,511,437
		23,564,934
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 0.7%
Iron Mountain, Inc.	84,980	2,653,925
Ritchie Brothers Auctioneers, Inc. (d)	101,000	2,843,150
		5,497,075
Environmental & Facility Services - 1.0%
Republic Services, Inc.	254,968	7,659,239
Security & Alarm Services - 0.8%
The Geo Group, Inc. (a)	227,017	5,820,716
TOTAL COMMERCIAL SERVICES & SUPPLIES		18,977,030
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - 6.6%
Construction & Engineering - 6.6%
EMCOR Group, Inc. (a)	304,694	$ 9,436,373
Fluor Corp.	133,129	9,806,282
Foster Wheeler AG (a)	236,601	8,900,930
Jacobs Engineering Group, Inc. (a)	183,549	9,439,925
MYR Group, Inc. (a)	183,310	4,384,775
Quanta Services, Inc. (a)	238,800	5,356,284
Shaw Group, Inc. (a)	107,100	3,792,411
		51,116,980
ELECTRICAL EQUIPMENT - 9.8%
Electrical Components & Equipment - 8.8%
Acuity Brands, Inc.	20,250	1,184,423
AMETEK, Inc.	131,175	5,754,647
Cooper Industries PLC Class A	127,877	8,299,217
Emerson Electric Co.	422,086	24,662,485
General Cable Corp. (a)	115,158	4,986,341
GrafTech International Ltd. (a)	328,000	6,766,640
Polypore International, Inc. (a)	48,800	2,809,904
Prysmian SpA	355,900	7,633,372
Regal-Beloit Corp.	82,898	6,120,359
		68,217,388
Heavy Electrical Equipment - 1.0%
Alstom SA	123,293	7,287,815
TOTAL ELECTRICAL EQUIPMENT		75,505,203
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
HLS Systems International Ltd. (a)	56,000	744,800
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
Dresser-Rand Group, Inc. (a)	48,645	2,608,345
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
Stanley Black & Decker, Inc.	74,526	5,708,692
INDUSTRIAL CONGLOMERATES - 17.4%
Industrial Conglomerates - 17.4%
3M Co.	203,201	18,999,294
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
General Electric Co.	4,999,819	$ 100,246,373
Tyco International Ltd.	343,099	15,360,542
		134,606,209
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	84,369	3,778,044
MACHINERY - 21.8%
Construction & Farm Machinery & Heavy Trucks - 10.6%
Ashok Leyland Ltd.	1,516,789	1,935,783
Caterpillar, Inc.	314,412	35,009,776
Cummins, Inc.	174,520	19,130,882
Fiat Industrial SpA (a)	641,800	9,210,256
PACCAR, Inc.	175,189	9,171,144
Sauer-Danfoss, Inc. (a)	60,700	3,091,451
Tata Motors Ltd. sponsored ADR (d)	142,700	3,965,633
		81,514,925
Industrial Machinery - 11.2%
Actuant Corp. Class A	182,670	5,297,430
Charter International PLC	467,655	6,059,447
Danaher Corp.	471,172	24,453,827
Gardner Denver, Inc.	31,668	2,471,054
Harsco Corp.	148,205	5,230,154
Ingersoll-Rand Co. Ltd.	380,521	18,382,970
Pall Corp.	169,300	9,753,373
SmartHeat, Inc. (a)(d)	103,356	292,497
SPX Corp.	138,600	11,003,454
Weg SA	277,400	3,653,018
		86,597,224
TOTAL MACHINERY		168,112,149
MARINE - 0.2%
Marine - 0.2%
Kuehne & Nagel International AG	13,970	1,954,431
PROFESSIONAL SERVICES - 2.4%
Human Resource & Employment Services - 1.4%
Towers Watson & Co.	196,891	10,919,575
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 1.0%
IHS, Inc. Class A (a)	88,467	$ 7,851,446
TOTAL PROFESSIONAL SERVICES		18,771,021
ROAD & RAIL - 8.2%
Railroads - 7.9%
CSX Corp.	197,157	15,496,540
Kansas City Southern (a)	111,739	6,084,189
Norfolk Southern Corp.	142,717	9,886,007
Union Pacific Corp.	294,441	28,952,384
		60,419,120
Trucking - 0.3%
Saia, Inc. (a)	152,528	2,499,934
TOTAL ROAD & RAIL		62,919,054
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
Barloworld Ltd.	354,708	3,916,760
Finning International, Inc.	76,800	2,268,281
Mills Estruturas e Servicos de Engenharia SA	319,400	3,511,610
Rush Enterprises, Inc. Class A (a)	338,270	6,697,746
WESCO International, Inc. (a)	107,654	6,728,375
		23,122,772
TOTAL COMMON STOCKS (Cost $628,062,205)		767,648,306
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $6,065,962)	6,065,962	6,065,962
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $634,128,167)		773,714,268
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,180,346)
NET ASSETS - 100%		$ 771,533,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,185
Fidelity Securities Lending Cash Central Fund	10,349
Total	$ 15,534
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
Ireland	3.5%
Switzerland	3.3%
Italy	2.2%
Brazil	1.5%
Canada	1.5%
France	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,844,475) - See accompanying schedule: Unaffiliated issuers (cost $628,062,205)	$ 767,648,306
Fidelity Central Funds (cost $6,065,962)	6,065,962
Total Investments (cost $634,128,167)		$ 773,714,268
Receivable for investments sold		6,166,599
Receivable for fund shares sold		68,440
Dividends receivable		1,289,105
Distributions receivable from Fidelity Central Funds		2,301
Other receivables		254
Total assets		781,240,967

Liabilities
Payable to custodian bank	$ 1,340,132
Payable for investments purchased	1,213,698
Payable for fund shares redeemed	1,061,157
Other payables and accrued expenses	26,096
Collateral on securities loaned, at value	6,065,962
Total liabilities		9,707,045

Net Assets		$ 771,533,922
Net Assets consist of:
Paid in capital		$ 631,935,281
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,598,641
Net Assets, for 4,999,114 shares outstanding		$ 771,533,922
Net Asset Value, offering price and redemption price per share ($771,533,922 ÷ 4,999,114 shares)		$ 154.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,236,508
Income from Fidelity Central Funds (including $10,349 from security lending)		15,534
Total income		5,252,042

Expenses
Custodian fees and expenses	$ 32,665
Independent directors' compensation	1,819
Interest	302
Total expenses before reductions	34,786
Expense reductions	(1,821)	32,965
Net investment income (loss)		5,219,077
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,046,569
Foreign currency transactions	(57,305)
Total net realized gain (loss)		64,989,264
Change in net unrealized appreciation (depreciation) on: Investment securities	93,886,676
Assets and liabilities in foreign currencies	8,469
Total change in net unrealized appreciation (depreciation)		93,895,145
Net gain (loss)		158,884,409
Net increase (decrease) in net assets resulting from operations		$ 164,103,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,219,077	$ 8,008,698
Net realized gain (loss)	64,989,264	102,221,878
Change in net unrealized appreciation (depreciation)	93,895,145	(2,776,387)
Net increase (decrease) in net assets resulting from operations	164,103,486	107,454,189
Distributions to partners from net investment income	(5,075,926)	(7,592,990)
Affiliated share transactions Proceeds from sales of shares*	28,302,762	162,568,631
Reinvestment of distributions	5,075,791	7,592,778
Cost of shares redeemed	(77,832,089)	(214,652,884)
Net increase (decrease) in net assets resulting from share transactions	(44,453,536)	(44,491,475)
Total increase (decrease) in net assets	114,574,024	55,369,724

Net Assets
Beginning of period	656,959,898	601,590,174
End of period	$ 771,533,922	$ 656,959,898
Other Affiliated Information Shares
Sold	198,801	1,380,576
Issued in reinvestment of distributions	35,317	66,580
Redeemed	(547,416)	(2,054,291)
Net increase (decrease)	(313,298)	(607,135)

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 123.67	$ 101.63	$ 105.55	$ 135.17	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.01	1.67	1.76	1.98	1.84	.42
Net realized and unrealized gain (loss)	30.64	21.93	(3.98)	(29.63)	28.51	6.62
Total from investment operations	31.65	23.60	(2.22)	(27.65)	30.35	7.04
Distributions to partners from net investment income	(.99)	(1.56)	(1.70)	(1.97)	(1.81)	(.41)
Net asset value, end of period	$ 154.33	$ 123.67	$ 101.63	$ 105.55	$ 135.17	$ 106.63
Total Return B, C	25.65%	23.36%	(1.60)%	(20.68)%	28.69%	7.04%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	-% G	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G	-% G	-% G	-% G
Expenses net of all reductions	.01% A	.01%	-% G	-% G	-% G	-% G
Net investment income (loss)	1.44% A	1.46%	2.19%	1.57%	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,534	$ 656,960	$ 601,590	$ 624,898	$ 819,035	$ 751,701
Portfolio turnover rate F	88% A	105% J	146%	109%	92%	7% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period July 21, 2006 (commencement of operations) to September 30, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	12.6	15.0
Google, Inc. Class A	6.1	7.5
Oracle Corp.	4.9	0.0
QUALCOMM, Inc.	3.1	4.4
EMC Corp.	2.6	1.2
Hewlett-Packard Co.	2.2	0.0
Cisco Systems, Inc.	2.2	0.3
Accenture PLC Class A	2.1	0.3
Cognizant Technology Solutions Corp. Class A	1.8	0.5
eBay, Inc.	1.6	0.6
	39.2
Top Industries (% of fund's net assets)
As of March 31, 2011
Software 24.1%
Computers & Peripherals 20.1%
Internet Software & Services 12.3%
Semiconductors & Semiconductor Equipment 11.3%
Communications Equipment 9.0%
All Others* 23.2%

As of September 30, 2010
Computers & Peripherals 20.8%
Software 18.4%
Semiconductors & Semiconductor Equipment 15.2%
Internet Software & Services 14.4%
Communications Equipment 13.5%
All Others* 17.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	10,505	$ 290,989
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Asahi Glass Co. Ltd.	8,000	100,619
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	20,504	393,267
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
EnerNOC, Inc. (a)	500	9,555
COMMUNICATIONS EQUIPMENT - 9.0%
Communications Equipment - 9.0%
Acme Packet, Inc. (a)	46,896	3,327,740
ADTRAN, Inc.	99,377	4,219,547
Aruba Networks, Inc. (a)	16,770	567,497
Balda AG (a)(d)	84,576	1,016,866
China Wireless Technologies Ltd.	1,600,000	598,565
Ciena Corp. (a)(d)	147,857	3,838,368
Cisco Systems, Inc.	1,412,163	24,218,595
DG FastChannel, Inc. (a)	46,350	1,493,397
F5 Networks, Inc. (a)	799	81,953
Finisar Corp. (a)	6,026	148,240
HTC Corp.	217,000	8,486,652
Infinera Corp. (a)	84,872	712,076
Juniper Networks, Inc. (a)	79,280	3,336,102
Motorola Mobility Holdings, Inc.	219,932	5,366,341
QUALCOMM, Inc.	637,878	34,974,851
Riverbed Technology, Inc. (a)	56,043	2,110,019
Sandvine Corp. (a)	1,051,100	2,595,738
Sandvine Corp. (U.K.) (a)	978,400	2,471,981
Sonus Networks, Inc. (a)	3,367	12,660
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	123,650	1,590,139
ZTE Corp. (H Shares)	21,200	98,660
		101,265,987
COMPUTERS & PERIPHERALS - 20.1%
Computer Hardware - 15.2%
Apple, Inc. (a)	405,223	141,199,952
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Dell, Inc. (a)	200	$ 2,902
Hewlett-Packard Co.	611,036	25,034,145
Stratasys, Inc. (a)	81,823	3,845,681
Toshiba Corp.	176,000	861,324
		170,944,004
Computer Storage & Peripherals - 4.9%
China Digital TV Holding Co. Ltd. ADR (d)	2,800	19,992
EMC Corp. (a)	1,106,713	29,383,230
Imagination Technologies Group PLC (a)	317,409	2,184,615
NetApp, Inc. (a)	65,234	3,142,974
Quanta Storage, Inc.	328,250	280,193
SanDisk Corp. (a)	225,496	10,393,111
Seagate Technology (a)	391,985	5,644,584
Smart Technologies, Inc. Class A (a)	76,000	775,960
Western Digital Corp. (a)	93,179	3,474,645
		55,299,304
TOTAL COMPUTERS & PERIPHERALS		226,243,308
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	58,100	1,401,372
Netspend Holdings, Inc.	4,400	46,288
		1,447,660
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
Educomp Solutions Ltd.	20,737	195,243
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	101,200	10,127,084
		10,322,327
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CME Group, Inc.	407	122,731
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	5,100	$ 32,385
Acuity Brands, Inc.	2,398	140,259
		172,644
ELECTRONIC EQUIPMENT & COMPONENTS - 5.3%
Electronic Components - 2.9%
Amphenol Corp. Class A	3,400	184,926
AU Optronics Corp. sponsored ADR (a)(d)	285,386	2,505,689
Cando Corp. (a)	2,248,861	1,743,718
Chimei Innolux Corp. (a)	1,839,000	1,885,593
Corning, Inc.	795,364	16,408,359
DigiTech Systems Co., Ltd.	93,625	1,507,051
DTS, Inc. (a)	3,014	140,543
E Ink Holdings, Inc. GDR (a)(e)	10,800	174,644
J Touch Corp.	44,891	138,925
Kyocera Corp. sponsored ADR	6,042	609,336
LG Display Co. Ltd. sponsored ADR (d)	168,625	2,652,471
Omron Corp.	22,700	638,160
Universal Display Corp. (a)	16,100	886,144
Vishay Intertechnology, Inc. (a)	125,476	2,225,944
Wintek Corp. (a)	327,000	579,381
Young Fast Optoelectron Co. Ltd.	128,000	940,248
		33,221,132
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	605,950	1,957,669
Itron, Inc. (a)	10,358	584,606
Keyence Corp.	2,100	537,594
Test Research, Inc.	217,300	356,932
Vishay Precision Group, Inc. (a)	8,076	126,550
		3,563,351
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	7,000	132,790
Jabil Circuit, Inc.	5,236	106,971
Ju Teng International Holdings Ltd.	308,000	95,822
KEMET Corp. (a)	111,887	1,659,284
Multi-Fineline Electronix, Inc. (a)	1,600	45,152
TE Connectivity Ltd.	30,300	1,055,046
Trimble Navigation Ltd. (a)	247,416	12,504,405
		15,599,470
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - 0.7%
Anixter International, Inc.	32,400	$ 2,264,436
Digital China Holdings Ltd. (H Shares)	1,627,000	3,066,338
Ingram Micro, Inc. Class A (a)	85,200	1,791,756
Inspur International Ltd.	1,778,000	110,859
WPG Holding Co. Ltd.	297,420	500,673
		7,734,062
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		60,118,015
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	2,675,000	2,504,165
China Medical Technologies, Inc. sponsored ADR (a)	500	5,820
Golden Meditech Holdings Ltd. (a)	1,952,000	336,266
Microport Scientific Corp.	663,000	467,081
Mingyuan Medicare Development Co. Ltd.	600,000	60,165
		3,373,497
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	836,000	2,385,931
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,759,428
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Distributors & Services - 0.1%
Sinopharm Group Co. Ltd. (H Shares)	170,000	603,193
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,100	49,643
Medidata Solutions, Inc. (a)	27,800	710,846
		760,489
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	80,193	3,327,208
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	3,436	1,948
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.3%
Haier Electronics Group Co. Ltd. (a)	1,774,000	$ 1,995,539
Techtronic Industries Co. Ltd.	882,500	1,225,285
		3,220,824
TOTAL HOUSEHOLD DURABLES		3,222,772
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Amazon.com, Inc. (a)	41,283	7,436,307
E-Commerce China Dangdang, Inc. ADR	350	7,221
Expedia, Inc.	125,900	2,852,894
MakeMyTrip Ltd. (d)	11,200	328,272
Priceline.com, Inc. (a)	6,784	3,435,689
		14,060,383
INTERNET SOFTWARE & SERVICES - 12.3%
Internet Software & Services - 12.3%
Akamai Technologies, Inc. (a)	2,773	105,374
Alibaba.com Ltd.	660,000	1,131,875
Baidu.com, Inc. sponsored ADR (a)	74,247	10,231,979
China Finance Online Co. Ltd. ADR (a)	140,315	638,433
ChinaCache International Holdings Ltd. sponsored ADR (d)	48,868	890,864
Constant Contact, Inc. (a)	33,600	1,172,640
Cornerstone Ondemand, Inc.	27,000	492,210
Digital River, Inc. (a)	31,823	1,191,135
eBay, Inc. (a)	594,307	18,447,289
Equinix, Inc. (a)	200	18,220
Facebook, Inc. Class B (a)	42,033	1,050,825
Google, Inc. Class A (a)	117,313	68,770,054
Internap Network Services Corp. (a)	2,600	17,082
IntraLinks Holdings, Inc.	54,680	1,462,143
Kakaku.com, Inc.	237	1,320,862
LivePerson, Inc. (a)	10,500	132,720
Local.com Corp. (a)(d)	8,500	33,065
LogMeIn, Inc. (a)(d)	45,909	1,935,523
Mail.ru Group Ltd. GDR (a)(e)	32,300	967,385
MediaMind Technologies, Inc. (a)	7,300	100,813
Mercadolibre, Inc. (d)	53,921	4,401,571
Monster Worldwide, Inc. (a)	178,660	2,840,694
Open Text Corp. (a)	2,500	155,306
OpenTable, Inc. (a)	800	85,080
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Qihoo 360 Technology Co. Ltd. ADR	1,100	$ 32,549
Rackspace Hosting, Inc. (a)	40,171	1,721,327
RightNow Technologies, Inc. (a)	21,448	671,322
SAVVIS, Inc. (a)	116,014	4,302,959
Sina Corp. (a)	71,349	7,637,197
The Knot, Inc. (a)	8,500	102,425
VeriSign, Inc.	30,700	1,111,647
VistaPrint Ltd. (a)	77,261	4,009,846
Vocus, Inc. (a)	30,700	793,902
Yahoo!, Inc. (a)	810	13,487
YouKu.com, Inc. ADR (a)	3,400	161,534
		138,151,337
IT SERVICES - 7.9%
Data Processing & Outsourced Services - 2.4%
DST Systems, Inc.	34,372	1,815,529
Fidelity National Information Services, Inc.	89,700	2,932,293
Fiserv, Inc. (a)	1,900	119,168
MasterCard, Inc. Class A	17,390	4,377,411
Paychex, Inc.	118,322	3,710,578
Teletech Holdings, Inc. (a)	4,506	87,326
VeriFone Systems, Inc. (a)	98,786	5,428,291
Visa, Inc. Class A	121,823	8,968,609
WNS Holdings Ltd. sponsored ADR (a)	11,900	125,545
		27,564,750
IT Consulting & Other Services - 5.5%
Accenture PLC Class A	434,049	23,859,674
Atos Origin SA (a)	96,454	5,653,544
Camelot Information Systems, Inc. ADR	54,800	909,132
Cognizant Technology Solutions Corp. Class A (a)	248,480	20,226,272
Digital Garage, Inc. (a)	354	1,566,428
Hi Sun Technology (China) Ltd. (a)	648,000	229,090
hiSoft Technology International Ltd. ADR (a)	30,435	570,048
International Business Machines Corp.	24,618	4,014,457
Sapient Corp.	78,200	895,390
Teradata Corp. (a)	70,600	3,579,420
Yucheng Technologies Ltd. (a)	16,900	67,769
		61,571,224
TOTAL IT SERVICES		89,135,974
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	105,330	$ 340,216
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	2,800	125,384
Illumina, Inc. (a)	22,200	1,555,554
		1,680,938
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Fanuc Ltd.	7,200	1,089,978
Meyer Burger Technology AG (a)	116	5,235
Mirle Automation Corp.	277,000	310,394
Sunpower Group Ltd. (a)	1,724,000	553,923
		1,959,530
MEDIA - 1.4%
Advertising - 1.2%
AirMedia Group, Inc. ADR (a)	135,799	707,513
Focus Media Holding Ltd. ADR (a)	332,804	10,207,099
ReachLocal, Inc. (d)	132,300	2,646,000
SinoMedia Holding Ltd.	22,000	7,976
		13,568,588
Cable & Satellite - 0.2%
Virgin Media, Inc.	63,869	1,774,920
TOTAL MEDIA		15,343,508
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	7,815	177,869
Timminco Ltd. (a)	13,500	6,404
		184,273
Steel - 0.1%
Xingda International Holdings Ltd.	1,012,000	945,831
TOTAL METALS & MINING		1,130,104
Common Stocks - continued
	Shares	Value
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Canon, Inc.	26,000	$ 1,118,456
Xerox Corp.	107,352	1,143,299
		2,261,755
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	636,800	622,179
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
CoStar Group, Inc. (a)	6,200	388,616
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (a)(d)	241,076	1,882,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.3%
Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	8,309	135,852
Amkor Technology, Inc. (a)(d)	404,444	2,725,953
ASM International NV unit (a)	39,200	1,551,928
ASM Pacific Technology Ltd.	28,600	359,035
ASML Holding NV	16,200	720,900
centrotherm photovoltaics AG (a)	2,134	126,488
Cymer, Inc. (a)	78,862	4,462,012
GCL-Poly Energy Holdings Ltd.	2,320,000	1,425,655
KLA-Tencor Corp.	93,800	4,443,306
Lam Research Corp. (a)	4,400	249,304
MEMC Electronic Materials, Inc. (a)	87,327	1,131,758
Renewable Energy Corp. ASA (a)	26,400	92,629
Roth & Rau AG (a)	4,113	92,062
Sumco Corp. (a)	300	6,049
Teradyne, Inc. (a)	249,324	4,440,460
Tessera Technologies, Inc. (a)	5,874	107,259
Tokyo Electron Ltd.	20,600	1,135,706
Varian Semiconductor Equipment Associates, Inc. (a)	98,158	4,777,350
		27,983,706
Semiconductors - 8.8%
Advanced Micro Devices, Inc. (a)	63,153	543,116
Alpha & Omega Semiconductor Ltd. (a)	43,456	551,457
Altera Corp.	53,436	2,352,253
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Applied Micro Circuits Corp. (a)	48,800	$ 506,544
ARM Holdings PLC sponsored ADR (d)	22,183	624,895
Atmel Corp. (a)	10,538	143,633
Avago Technologies Ltd.	232,713	7,237,374
Broadcom Corp. Class A	27,690	1,090,432
Canadian Solar, Inc. (a)(d)	9,650	108,756
Cavium Networks, Inc. (a)	26,169	1,175,773
Cirrus Logic, Inc. (a)	103,206	2,170,422
Cree, Inc. (a)	1,956	90,289
CSR PLC	140,554	833,050
Cypress Semiconductor Corp. (a)	165,812	3,213,437
Diodes, Inc. (a)	16,100	548,366
Duksan Hi-Metal Co. Ltd. (a)	64,363	1,485,075
Energy Conversion Devices, Inc. (a)	1,915	4,328
Fairchild Semiconductor International, Inc. (a)	155,991	2,839,036
First Solar, Inc. (a)	730	117,413
Hittite Microwave Corp. (a)	1,900	121,163
Hynix Semiconductor, Inc. (a)	67,240	1,919,391
Inotera Memories, Inc. (a)	10,918,000	5,569,461
Inphi Corp.	69,816	1,466,834
Intel Corp.	4,600	92,782
International Rectifier Corp. (a)	72,835	2,407,925
Intersil Corp. Class A	364,539	4,538,511
JA Solar Holdings Co. Ltd. ADR (a)	14,498	101,486
Jinkosolar Holdings Co. Ltd. ADR (d)	4,105	110,835
MagnaChip Semiconductor Corp.	66,500	914,375
Marvell Technology Group Ltd. (a)	208,346	3,239,780
Micron Technology, Inc. (a)	1,432,203	16,413,046
Monolithic Power Systems, Inc. (a)	72,469	1,028,335
National Semiconductor Corp.	111,879	1,604,345
Netlogic Microsystems, Inc. (a)	3,500	147,070
NVIDIA Corp. (a)	670,453	12,376,562
NXP Semiconductors NV	98,078	2,942,340
O2Micro International Ltd. sponsored ADR (a)	55,200	419,520
PMC-Sierra, Inc. (a)	29,300	219,750
Power Integrations, Inc.	72,232	2,768,653
Radiant Opto-Electronics Corp.	10,950	26,328
Rambus, Inc. (a)	62,200	1,231,560
RDA Microelectronics, Inc. sponsored ADR	73,363	1,050,558
Richtek Technology Corp.	15,000	103,809
Samsung Electronics Co. Ltd.	1,383	1,175,519
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Silicon Laboratories, Inc. (a)	13,300	$ 574,693
Siliconware Precision Industries Co. Ltd. sponsored ADR	165,600	1,000,224
Skyworks Solutions, Inc. (a)	34,101	1,105,554
Spreadtrum Communications, Inc. ADR (a)(d)	163,862	3,039,640
Standard Microsystems Corp. (a)	107,839	2,659,310
SunPower Corp. Class A (a)	1,100	18,854
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	800	7,888
Supertex, Inc. (a)	500	11,140
Trina Solar Ltd. (a)(d)	95,600	2,879,472
Wolfson Microelectronics PLC (a)	131,035	507,984
Xilinx, Inc.	3,737	122,574
Yingli Green Energy Holding Co. Ltd. ADR (a)	300	3,870
		99,556,790
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		127,540,496
SOFTWARE - 24.1%
Application Software - 15.6%
Adobe Systems, Inc. (a)	233,007	7,726,512
ANSYS, Inc. (a)	63,731	3,453,583
AsiaInfo Holdings, Inc. (a)(d)	452,426	9,795,023
Aspen Technology, Inc. (a)	296,672	4,447,113
Autodesk, Inc. (a)	189,655	8,365,682
AutoNavi Holdings Ltd. ADR	61,500	1,089,165
Autonomy Corp. PLC (a)	219,835	5,601,660
Blackboard, Inc. (a)(d)	130,500	4,729,320
BroadSoft, Inc. (a)	146,859	7,003,706
Cadence Design Systems, Inc. (a)	133,813	1,304,677
Citrix Systems, Inc. (a)	55,506	4,077,471
Compuware Corp. (a)	608,144	7,024,063
Concur Technologies, Inc. (a)	143,704	7,968,387
Descartes Systems Group, Inc. (a)	240,600	1,582,993
Epicor Software Corp. (a)	55,171	610,743
Informatica Corp. (a)	192,000	10,028,160
Intuit, Inc. (a)	249,311	13,238,414
JDA Software Group, Inc. (a)	66,066	1,999,157
Kenexa Corp. (a)	28,011	772,823
Kingdee International Software Group Co. Ltd.	11,624,000	7,292,459
Longtop Financial Technologies Ltd. ADR (a)(d)	125,800	3,952,636
Magma Design Automation, Inc. (a)	46,000	313,720
Manhattan Associates, Inc. (a)	3,500	114,520
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
MicroStrategy, Inc. Class A (a)	11,211	$ 1,507,655
Nuance Communications, Inc. (a)	200,030	3,912,587
Parametric Technology Corp. (a)	378,880	8,521,011
Pegasystems, Inc.	90,490	3,433,191
QLIK Technologies, Inc.	7,600	197,600
Quest Software, Inc. (a)	87,186	2,213,653
RealPage, Inc.	24,500	679,385
salesforce.com, Inc. (a)	136,700	18,260,386
Smith Micro Software, Inc. (a)	7,275	68,094
SolarWinds, Inc. (a)	129,959	3,048,838
SuccessFactors, Inc. (a)	188,600	7,372,374
Synopsys, Inc. (a)	121,700	3,365,005
Taleo Corp. Class A (a)	112,120	3,997,078
TIBCO Software, Inc. (a)	84,675	2,307,394
TiVo, Inc. (a)	11,500	100,740
VanceInfo Technologies, Inc. ADR (a)	70,500	2,214,405
Verint Systems, Inc. (a)	32,300	1,157,632
		174,849,015
Home Entertainment Software - 0.0%
Activision Blizzard, Inc.	9,300	102,021
RealD, Inc. (d)	5,800	158,688
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	100	4,199
		264,908
Systems Software - 8.5%
Ariba, Inc. (a)	217,310	7,418,963
BMC Software, Inc. (a)	187,264	9,314,511
CA, Inc.	46,864	1,133,172
Check Point Software Technologies Ltd. (a)	2,431	124,103
CommVault Systems, Inc. (a)	168,100	6,703,828
Fortinet, Inc. (a)	70,764	3,113,616
Insyde Software Corp.	161,601	926,025
MICROS Systems, Inc. (a)	22,900	1,131,947
Microsoft Corp.	4,315	109,428
Novell, Inc. (a)	400	2,372
Oracle Corp.	1,662,759	55,486,268
Red Hat, Inc. (a)	30,624	1,390,023
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Rovi Corp. (a)	70,164	$ 3,764,299
VMware, Inc. Class A (a)	59,585	4,858,561
		95,477,116
TOTAL SOFTWARE		270,591,039
WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	81,617	4,229,393
Crown Castle International Corp. (a)	87,280	3,713,764
SBA Communications Corp. Class A (a)	102,748	4,077,041
SOFTBANK CORP.	82,100	3,277,485
Sprint Nextel Corp. (a)	25,960	120,454
		15,418,137
TOTAL COMMON STOCKS (Cost $799,297,639)		1,094,667,208
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.16% (b)	16,140,897	16,140,897
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	28,997,360	28,997,360
TOTAL MONEY MARKET FUNDS (Cost $45,138,257)		45,138,257
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $844,435,896)		1,139,805,465
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,096,959)
NET ASSETS - 100%		$ 1,124,708,506
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,142,029 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,205
Fidelity Securities Lending Cash Central Fund	111,237
Total	$ 117,442
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,094,667,208	$ 1,092,497,927	$ 1,118,456	$ 1,050,825
Money Market Funds	45,138,257	45,138,257	-	-
Total Investments in Securities:	$ 1,139,805,465	$ 1,137,636,184	$ 1,118,456	$ 1,050,825
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,050,825
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,050,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.7%
Cayman Islands	4.3%
China	3.2%
Ireland	2.6%
Taiwan	2.4%
Bermuda	1.3%
Japan	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,335,576) - See accompanying schedule: Unaffiliated issuers (cost $799,297,639)	$ 1,094,667,208
Fidelity Central Funds (cost $45,138,257)	45,138,257
Total Investments (cost $844,435,896)		$ 1,139,805,465
Cash		4,100
Receivable for investments sold		38,621,772
Receivable for fund shares sold		184,410
Dividends receivable		328,196
Distributions receivable from Fidelity Central Funds		14,193
Other receivables		254
Total assets		1,178,958,390

Liabilities
Payable for investments purchased	$ 23,767,594
Payable for fund shares redeemed	1,434,208
Other payables and accrued expenses	50,722
Collateral on securities loaned, at value	28,997,360
Total liabilities		54,249,884

Net Assets		$ 1,124,708,506
Net Assets consist of:
Paid in capital		$ 829,302,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		295,405,884
Net Assets, for 6,071,695 shares outstanding		$ 1,124,708,506
Net Asset Value, offering price and redemption price per share ($1,124,708,506 ÷ 6,071,695 shares)		$ 185.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,620,260
Interest		382
Income from Fidelity Central Funds (including $111,237 from security lending)		117,442
Total income		1,738,084

Expenses
Custodian fees and expenses	$ 69,980
Independent directors' compensation	2,772
Interest	1,411
Total expenses before reductions	74,163
Expense reductions	(2,772)	71,391
Net investment income (loss)		1,666,693
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,932,201
Foreign currency transactions	(13,246)
Total net realized gain (loss)		169,918,955
Change in net unrealized appreciation (depreciation) on: Investment securities	33,380,096
Assets and liabilities in foreign currencies	33,356
Total change in net unrealized appreciation (depreciation)		33,413,452
Net gain (loss)		203,332,407
Net increase (decrease) in net assets resulting from operations		$ 204,999,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,666,693	$ 3,914,919
Net realized gain (loss)	169,918,955	170,369,687
Change in net unrealized appreciation (depreciation)	33,413,452	18,018,488
Net increase (decrease) in net assets resulting from operations	204,999,100	192,303,094
Distributions to partners from net investment income	(1,439,904)	(3,806,154)
Affiliated share transactions Proceeds from sales of shares*	52,969,373	268,450,700
Reinvestment of distributions	1,439,872	3,806,076
Cost of shares redeemed	(136,030,075)	(463,305,644)
Net increase (decrease) in net assets resulting from share transactions	(81,620,830)	(191,048,868)
Total increase (decrease) in net assets	121,938,366	(2,551,928)

Net Assets
Beginning of period	1,002,770,140	1,005,322,068
End of period	$ 1,124,708,506	$ 1,002,770,140
Other Affiliated Information Shares
Sold	301,932	1,920,361
Issued in reinvestment of distributions	8,219	27,925
Redeemed	(782,677)	(3,581,231)
Net increase (decrease)	(472,526)	(1,632,945)

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 153.23	$ 122.94	$ 98.21	$ 150.09	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.27	.59	.77	1.01	.44	.14
Net realized and unrealized gain (loss)	31.97	30.27	24.72	(51.94)	33.72	16.37
Total from investment operations	32.24	30.86	25.49	(50.93)	34.16	16.51
Distributions to partners from net investment income	(.23)	(.57)	(.76)	(.95)	(.44)	(.14)
Net asset value, end of period	$ 185.24	$ 153.23	$ 122.94	$ 98.21	$ 150.09	$ 116.37
Total Return B, C	21.05%	25.16%	26.30%	(34.07)%	29.41%	16.51%
Ratios to Average Net Assets E,I
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	-% G
Net investment income (loss)	.31% A	.43%	.89%	.79%	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,124,709	$ 1,002,770	$ 1,005,322	$ 778,606	$ 1,146,936	$ 1,053,661
Portfolio turnover rate F	145% A	128% J	216%	218%	168%	72% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period July 21, 2006 (commencement of operations) to September 30, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.1	7.7
Dow Chemical Co.	8.0	8.0
Freeport-McMoRan Copper & Gold, Inc.	7.8	6.6
Praxair, Inc.	4.5	5.7
Monsanto Co.	4.0	4.6
Newmont Mining Corp.	3.8	3.0
Air Products & Chemicals, Inc.	3.4	4.0
PPG Industries, Inc.	3.1	0.0
Celanese Corp. Class A	2.6	3.2
United States Steel Corp.	2.6	0.0
	47.9
Top Industries (% of fund's net assets)
As of March 31, 2011
Chemicals 58.0%
Metals & Mining 30.9%
Containers & Packaging 5.9%
Food Products 1.1%
Oil, Gas & Consumable Fuels 1.1%
All Others* 3.0%

As of September 30, 2010
Chemicals 56.6%
Metals & Mining 27.7%
Containers & Packaging 6.2%
Construction Materials 2.2%
Paper & Forest Products 2.2%
All Others* 5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 58.0%
Commodity Chemicals - 3.7%
Arkema SA	21,700	$ 1,970,210
Celanese Corp. Class A	155,758	6,910,982
Grasim Industries Ltd.	8,619	494,876
TPC Group, Inc. (a)	13,700	395,519
		9,771,587
Diversified Chemicals - 26.5%
Ashland, Inc.	89,712	5,181,765
BASF AG	15,464	1,336,989
Cabot Corp.	93,300	4,318,857
Dow Chemical Co.	555,836	20,982,809
E.I. du Pont de Nemours & Co.	388,833	21,374,148
FMC Corp.	35,800	3,040,494
Huntsman Corp.	83,980	1,459,572
Lanxess AG	21,649	1,618,713
PPG Industries, Inc.	86,528	8,238,331
Solutia, Inc. (a)	88,483	2,247,468
		69,799,146
Fertilizers & Agricultural Chemicals - 8.3%
CF Industries Holdings, Inc.	25,752	3,522,616
Intrepid Potash, Inc. (a)	18,900	658,098
Monsanto Co.	144,466	10,439,113
The Mosaic Co.	64,472	5,077,170
Uralkali JSC GDR (Reg. S)	30,086	1,247,666
Yara International ASA	16,400	830,672
		21,775,335
Industrial Gases - 7.9%
Air Products & Chemicals, Inc.	100,585	9,070,755
Praxair, Inc.	116,725	11,859,260
		20,930,015
Specialty Chemicals - 11.6%
Albemarle Corp.	35,097	2,097,748
Ecolab, Inc.	68,130	3,475,993
Innophos Holdings, Inc.	82,646	3,810,807
Kraton Performance Polymers, Inc. (a)	67,302	2,574,302
LyondellBasell Industries NV Class A (a)	95,900	3,792,845
OMNOVA Solutions, Inc. (a)	113,622	894,205
PolyOne Corp.	81,720	1,161,241
Rockwood Holdings, Inc. (a)	56,800	2,795,696
Sherwin-Williams Co.	62,021	5,209,144
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Symrise AG	65,300	$ 1,913,975
W.R. Grace & Co. (a)	70,299	2,691,749
		30,417,705
TOTAL CHEMICALS		152,693,788
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Environmental & Facility Services - 0.3%
Swisher Hygiene, Inc. (a)(d)	105,800	646,998
Swisher Hygiene, Inc. (a)(e)	20,710	114,537
		761,535
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Orascom Construction Industries SAE GDR	26,100	1,095,939
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
HeidelbergCement AG	18,955	1,323,430
Prism Cement Ltd.	229,194	270,896
		1,594,326
CONTAINERS & PACKAGING - 5.9%
Metal & Glass Containers - 4.7%
Ball Corp.	123,850	4,440,023
Crown Holdings, Inc. (a)	101,598	3,919,651
Greif, Inc. Class A	29,494	1,929,203
Silgan Holdings, Inc.	54,900	2,093,886
		12,382,763
Paper Packaging - 1.2%
Rock-Tenn Co. Class A (d)	44,000	3,051,400
TOTAL CONTAINERS & PACKAGING		15,434,163
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Archer Daniels Midland Co.	78,218	2,816,630
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	23,200	1,336,552
Common Stocks - continued
	Shares	Value
METALS & MINING - 30.9%
Aluminum - 1.0%
Alcoa, Inc.	149,900	$ 2,645,735
Diversified Metals & Mining - 14.3%
Anglo American PLC (United Kingdom)	57,077	2,935,325
BHP Billiton PLC	47,862	1,894,208
Compass Minerals International, Inc.	12,290	1,149,484
Freeport-McMoRan Copper & Gold, Inc.	371,583	20,641,436
Gujarat NRE Coke Ltd.	270,613	300,411
HudBay Minerals, Inc.	118,200	1,924,696
Ivanhoe Mines Ltd. (a)	45,000	1,233,938
MacArthur Coal Ltd.	110,427	1,324,826
Mongolian Mining Corp.	584,000	746,273
Teck Resources Ltd. Class B (sub. vtg.)	23,227	1,230,933
Walter Energy, Inc.	32,210	4,362,200
		37,743,730
Gold - 7.0%
AngloGold Ashanti Ltd. sponsored ADR	45,709	2,191,747
Centamin Egypt Ltd. (United Kingdom) (a)	442,800	963,571
Newcrest Mining Ltd.	49,837	2,052,479
Newmont Mining Corp.	180,663	9,860,587
Randgold Resources Ltd. sponsored ADR	16,715	1,362,941
Yamana Gold, Inc.	157,400	1,944,573
		18,375,898
Precious Metals & Minerals - 0.4%
Pan American Silver Corp.	25,000	928,250
Steel - 8.2%
Allegheny Technologies, Inc. (d)	39,500	2,674,940
Carpenter Technology Corp.	85,851	3,666,696
Jindal Steel & Power Ltd.	40,013	626,357
Reliance Steel & Aluminum Co.	83,957	4,851,035
Ternium SA sponsored ADR (d)	53,195	1,911,828
United States Steel Corp. (d)	127,165	6,859,280
Vale SA sponsored ADR	31,722	1,057,929
		21,648,065
TOTAL METALS & MINING		81,341,678
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.1%
Coal & Consumable Fuels - 1.1%
Paladin Energy Ltd. (a)	119,477	$ 446,084
PT Bumi Resources Tbk	6,040,500	2,323,946
		2,770,030
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Weyerhaeuser Co.	52,561	1,293,001
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Brenntag AG	5,500	610,548
TOTAL COMMON STOCKS (Cost $192,439,632)		261,748,190
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.16% (b)	3,316,767	3,316,767
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	11,100,780	11,100,780
TOTAL MONEY MARKET FUNDS (Cost $14,417,547)		14,417,547
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $206,857,179)		276,165,737
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(13,110,946)
NET ASSETS - 100%		$ 263,054,791
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,537 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Swisher Hygiene, Inc.	3/22/11	$ 103,550
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,449
Fidelity Securities Lending Cash Central Fund	14,155
Total	$ 16,604
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 261,748,190	$ 259,244,569	$ 2,503,621	$ -
Money Market Funds	14,417,547	14,417,547	-	-
Total Investments in Securities:	$ 276,165,737	$ 273,662,116	$ 2,503,621	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.4%
Canada	2.8%
Germany	2.5%
Australia	1.9%
United Kingdom	1.8%
Netherlands	1.5%
Others (Individually Less Than 1%)	6.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,638,007) - See accompanying schedule: Unaffiliated issuers (cost $192,439,632)	$ 261,748,190
Fidelity Central Funds (cost $14,417,547)	14,417,547
Total Investments (cost $206,857,179)		$ 276,165,737
Receivable for fund shares sold		20,291
Dividends receivable		274,836
Distributions receivable from Fidelity Central Funds		5,930
Other receivables		254
Total assets		276,467,048

Liabilities
Payable for investments purchased	$ 2,059,100
Payable for fund shares redeemed	234,088
Other payables and accrued expenses	18,289
Collateral on securities loaned, at value	11,100,780
Total liabilities		13,412,257

Net Assets		$ 263,054,791
Net Assets consist of:
Paid in capital		$ 193,749,390
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		69,305,401
Net Assets, for 1,461,445 shares outstanding		$ 263,054,791
Net Asset Value, offering price and redemption price per share ($263,054,791 ÷ 1,461,445 shares)		$ 180.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,750,688
Income from Fidelity Central Funds (including $14,155 from security lending)		16,604
Total income		1,767,292

Expenses
Custodian fees and expenses	$ 17,030
Independent directors' compensation	632
Total expenses before reductions	17,662
Expense reductions	(641)	17,021
Net investment income (loss)		1,750,271
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,828,347
Foreign currency transactions	(5,090)
Total net realized gain (loss)		15,823,257
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,389)	44,150,596
Assets and liabilities in foreign currencies	167
Total change in net unrealized appreciation (depreciation)		44,150,763
Net gain (loss)		59,974,020
Net increase (decrease) in net assets resulting from operations		$ 61,724,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,750,271	$ 7,086,645
Net realized gain (loss)	15,823,257	18,638,823
Change in net unrealized appreciation (depreciation)	44,150,763	(698,091)
Net increase (decrease) in net assets resulting from operations	61,724,291	25,027,377
Distributions to partners from net investment income	(1,478,256)	(6,852,906)
Affiliated share transactions Proceeds from sales of shares*	9,160,226	55,815,535
Reinvestment of distributions	1,478,133	6,852,309
Cost of shares redeemed	(31,855,796)	(86,150,862)
Net increase (decrease) in net assets resulting from share transactions	(21,217,437)	(23,483,018)
Total increase (decrease) in net assets	39,028,598	(5,308,547)

Net Assets
Beginning of period	224,026,193	229,334,740
End of period	$ 263,054,791	$ 224,026,193
Other Affiliated Information Shares
Sold	55,679	410,595
Issued in reinvestment of distributions	8,947	51,480
Redeemed	(189,592)	(696,930)
Net increase (decrease)	(124,966)	(234,855)

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 141.22	$ 125.92	$ 110.04	$ 146.93	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss)D	1.15	5.16H	1.93	2.48	2.64I	.53
Net realized and unrealized gain (loss)	38.60	14.82	15.74	(36.82)	42.85	3.92
Total from investment operations	39.75	19.98	17.67	(34.34)	45.49	4.45
Distributions to partners from net investment income	(.97)	(4.68)	(1.79)	(2.55)	(2.51)	(.50)
Net asset value, end of period	$ 180.00	$ 141.22	$ 125.92	$ 110.04	$ 146.93	$ 103.95
Total Return B, C	28.21%	16.14%	16.78%	(23.79)%	44.20%	4.45%
Ratios to Average Net AssetsE,K
Expenses before reductions	.01%A	.01%	.01%	.01%	-%G	-%G
Expenses net of fee waivers, if any	.01%A	.01%	.01%	.01%	-%G	-%G
Expenses net of all reductions	.01%A	.01%	.01%	-%G	-%G	-%G
Net investment income (loss)	1.39%A	3.84%H	2.12%	1.72%	2.09%I	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 263,055	$ 224,026	$ 229,335	$ 189,735	$ 256,792	$ 211,310
Portfolio turnover rate F	90% A	104%L	158%	100%	65%	0%L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a special dividend which amounted to $2.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%. I Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%. J For the period July 21, 2006 (commencement of operations) to September 30, 2006. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	19.5	12.7
Verizon Communications, Inc.	14.0	17.9
American Tower Corp. Class A	6.6	7.5
Qwest Communications International, Inc.	5.8	6.0
Sprint Nextel Corp.	5.0	4.9
Crown Castle International Corp.	4.7	5.0
NII Holdings, Inc.	3.7	3.8
CenturyLink, Inc.	3.7	4.3
tw telecom, inc.	3.6	2.7
SBA Communications Corp. Class A	2.7	2.6
	69.3
Top Industries (% of fund's net assets)
As of March 31, 2011
Diversified Telecommunication Services 57.4%
Wireless Telecommunication Services 32.0%
Media 5.6%
Internet Software & Services 1.3%
Software 1.3%
All Others* 2.4%

As of September 30, 2010
Diversified Telecommunication Services 53.3%
Wireless Telecommunication Services 34.6%
Media 7.6%
Software 1.4%
Internet Software & Services 0.8%
All Others* 2.3%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Diversified Support Services - 0.6%
Blue Label Telecoms Ltd.	1,267,600	$ 1,124,266
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Aruba Networks, Inc. (a)	30	1,015
F5 Networks, Inc. (a)	110	11,283
Infinera Corp. (a)	28	235
Juniper Networks, Inc. (a)	27,257	1,146,975
Nortel Networks Corp. (a)	4,600	0
Sandvine Corp. (U.K.) (a)	8	20
Sonus Networks, Inc. (a)	33	124
		1,159,652
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
PT Tower Bersama Infrastructure Tbk (a)	3,588,500	916,962
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.4%
Alternative Carriers - 11.2%
AboveNet, Inc.	56,700	3,677,562
Cable & Wireless Worldwide PLC	1,607	1,352
Cogent Communications Group, Inc. (a)	204,200	2,913,934
Global Crossing Ltd. (a)	174,400	2,427,648
Iliad Group SA	17,297	2,073,021
Level 3 Communications, Inc. (a)(d)	930,837	1,368,330
tw telecom, inc. (a)	370,500	7,113,600
Vonage Holdings Corp. (a)	631,800	2,881,008
		22,456,455
Integrated Telecommunication Services - 46.2%
AT&T, Inc.	1,273,532	38,970,077
BT Group PLC	3,900	11,584
Cable & Wireless PLC	1,607	1,174
Cbeyond, Inc. (a)	126,850	1,480,340
CenturyLink, Inc.	176,666	7,340,472
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	114,200	1,895,720
Cincinnati Bell, Inc. New (a)	5,500	14,740
Deutsche Telekom AG	54	832
Frontier Communications Corp.	10,362	85,176
Hellenic Telecommunications Organization SA	93	1,038
PT Telkomunikasi Indonesia Tbk Series B	1,511,000	1,271,982
Qwest Communications International, Inc.	1,691,200	11,550,896
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
Telefonica SA	229	$ 5,742
Telenor ASA	400	6,580
Telenor ASA sponsored ADR	33,900	1,681,440
Telkom SA Ltd.	400	2,188
Verizon Communications, Inc.	728,170	28,063,672
Windstream Corp. (d)	196	2,523
		92,386,176
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		114,842,631
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	23,600	896,800
Rackspace Hosting, Inc. (a)	22,700	972,695
Support.com, Inc. (a)	159,500	827,805
		2,697,300
MEDIA - 5.6%
Broadcasting - 0.0%
Ten Network Holdings Ltd.	9	12
Cable & Satellite - 5.6%
Cablevision Systems Corp. - NY Group Class A	51	1,765
Comcast Corp. Class A	85,600	2,116,032
DIRECTV (a)	33	1,544
Dish TV India Ltd. (a)	3,371	5,078
Liberty Global, Inc. Class A (a)(d)	47,634	1,972,524
Naspers Ltd. Class N	16,500	887,811
Time Warner Cable, Inc.	28,500	2,033,190
Virgin Media, Inc.	150,894	4,193,344
		11,211,288
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	9	243
TOTAL MEDIA		11,211,543
SOFTWARE - 1.3%
Application Software - 1.3%
AsiaInfo Holdings, Inc. (a)(d)	77,700	1,682,205
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Gameloft (a)	77,502	$ 506,147
Synchronoss Technologies, Inc. (a)	14,230	494,493
		2,682,845
WIRELESS TELECOMMUNICATION SERVICES - 32.0%
Wireless Telecommunication Services - 32.0%
American Tower Corp. Class A (a)	256,711	13,302,764
Clearwire Corp. Class A (a)(d)	711,741	3,978,632
Crown Castle International Corp. (a)	219,520	9,340,576
ICO Global Communications Holdings Ltd. Class A (a)(d)	1,864,200	4,977,414
Idea Cellular Ltd. (a)	2,124	3,216
Leap Wireless International, Inc. (a)	110,350	1,709,322
MetroPCS Communications, Inc. (a)	315,716	5,127,228
NII Holdings, Inc. (a)	179,019	7,459,722
NTELOS Holdings Corp.	451	8,303
PT Indosat Tbk	700	426
SBA Communications Corp. Class A (a)	135,150	5,362,752
Sprint Nextel Corp. (a)	2,176,402	10,098,505
Telephone & Data Systems, Inc.	310	10,447
Turkcell Iletisim Hizmet AS	171,000	1,017,511
Vivo Participacoes SA sponsored ADR	37,800	1,526,364
		63,923,182
TOTAL COMMON STOCKS (Cost $152,575,191)		198,558,381
Money Market Funds - 4.6%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $9,287,775)	9,287,775	9,287,775
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $161,862,966)		207,846,156
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(7,829,122)
NET ASSETS - 100%		$ 200,017,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,539
Fidelity Securities Lending Cash Central Fund	45,988
Total	$ 48,527
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 198,558,381	$ 196,251,562	$ 2,306,819	$ -
Money Market Funds	9,287,775	9,287,775	-	-
Total Investments in Securities:	$ 207,846,156	$ 205,539,337	$ 2,306,819	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,096,838) - See accompanying schedule: Unaffiliated issuers (cost $152,575,191)	$ 198,558,381
Fidelity Central Funds (cost $9,287,775)	9,287,775
Total Investments (cost $161,862,966)		$ 207,846,156
Receivable for investments sold		3,919,159
Receivable for fund shares sold		12,168
Dividends receivable		41,779
Distributions receivable from Fidelity Central Funds		9,173
Other receivables		33,265
Total assets		211,861,700

Liabilities
Payable to custodian bank	$ 197,405
Payable for investments purchased	2,024,288
Payable for fund shares redeemed	330,731
Other payables and accrued expenses	4,467
Collateral on securities loaned, at value	9,287,775
Total liabilities		11,844,666

Net Assets		$ 200,017,034
Net Assets consist of:
Paid in capital		$ 154,029,208
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,987,826
Net Assets, for 1,557,573 shares outstanding		$ 200,017,034
Net Asset Value, offering price and redemption price per share ($200,017,034 ÷ 1,557,573 shares)		$ 128.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,067,869
Interest		2
Income from Fidelity Central Funds (including $45,988 from security lending)		48,527
Total income		2,116,398

Expenses
Custodian fees and expenses	$ 4,358
Independent directors' compensation	474
Total expenses before reductions	4,832
Expense reductions	(485)	4,347
Net investment income (loss)		2,112,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,665,357
Foreign currency transactions	(1,658)
Total net realized gain (loss)		4,663,699
Change in net unrealized appreciation (depreciation) on: Investment securities	11,528,980
Assets and liabilities in foreign currencies	(57)
Total change in net unrealized appreciation (depreciation)		11,528,923
Net gain (loss)		16,192,622
Net increase (decrease) in net assets resulting from operations		$ 18,304,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,112,051	$ 4,661,890
Net realized gain (loss)	4,663,699	8,246,071
Change in net unrealized appreciation (depreciation)	11,528,923	15,141,768
Net increase (decrease) in net assets resulting from operations	18,304,673	28,049,729
Distributions to partners from net investment income	(2,063,633)	(4,666,381)
Affiliated share transactions Proceeds from sales of shares*	10,987,022	46,520,548
Reinvestment of distributions	2,063,440	4,665,871
Cost of shares redeemed	(9,417,442)	(68,298,869)
Net increase (decrease) in net assets resulting from share transactions	3,633,020	(17,112,450)
Total increase (decrease) in net assets	19,874,060	6,270,898

Net Assets
Beginning of period	180,142,974	173,872,076
End of period	$ 200,017,034	$ 180,142,974
Other Affiliated Information Shares
Sold	75,261	443,986
Issued in reinvestment of distributions	17,271	45,121
Redeemed	(77,750)	(692,644)
Net increase (decrease)	14,782	(203,537)

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 116.76	$ 99.56	$ 89.72	$ 152.32	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss)D	1.37	3.49	1.70	2.76	2.85	.14
Net realized and unrealized gain (loss)	11.63	17.24	9.81	(62.62)	37.42	14.89
Total from investment operations	13.00	20.73	11.51	(59.86)	40.27	15.03
Distributions to partners from net investment income	(1.34)	(3.53)	(1.67)	(2.74)	(2.85)	(.13)
Net asset value, end of period	$ 128.42	$ 116.76	$ 99.56	$ 89.72	$ 152.32	$ 114.90
Total Return B, C	11.22%	21.36%	13.29%	(39.72)%	35.42%	15.03%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	.02%	-% G	-%G
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	.01%	-%G	-%G
Expenses net of all reductions	-% A, G	.01%	.01%	.01%	-%G	-% G
Net investment income (loss)	2.26% A	3.34%	2.11%	2.34%	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 200,017	$ 180,143	$ 173,872	$ 156,673	$ 247,657	$ 217,927
Portfolio turnover rate F	47% A	47% J	151%	191%	55%	16% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period July 21, 2006 (commencement of operations) to September 30, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	11.4	11.2
Sempra Energy	7.5	6.8
Edison International	7.3	4.9
Duke Energy Corp.	6.9	0.0
ITC Holdings Corp.	5.7	4.9
Exelon Corp.	5.5	0.0
PG&E Corp.	5.5	4.9
American Electric Power Co., Inc.	4.9	7.6
NV Energy, Inc.	4.9	5.6
Public Service Enterprise Group, Inc.	4.7	8.1
	64.3
Top Industries (% of fund's net assets)
As of March 31, 2011
Electric Utilities 50.2%
Multi-Utilities 29.7%
Independent Power Producers & Energy Traders 9.8%
Gas Utilities 9.2%
Water Utilities 2.1%
All Others*,† (1.0)%

As of September 30, 2010
Electric Utilities 47.9%
Multi-Utilities 40.1%
Independent Power Producers & Energy Traders 7.4%
Oil, Gas & Consumable Fuels 2.2%
Gas Utilities 1.4%
All Others* 1.0%

* Includes short-term investments and net other assets. † All Others are not included in the pie chart.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 101.0%
	Shares	Value
ELECTRIC UTILITIES - 50.2%
Electric Utilities - 50.2%
American Electric Power Co., Inc.	315,486	$ 11,086,178
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	82,000	1,580,140
Duke Energy Corp.	855,800	15,532,770
Edison International	448,585	16,413,725
Exelon Corp.	301,550	12,435,922
ITC Holdings Corp.	185,027	12,933,387
NextEra Energy, Inc.	465,821	25,676,054
NV Energy, Inc.	735,824	10,956,419
Progress Energy, Inc.	134,800	6,219,672
Tokyo Electric Power Co.	50,100	280,726
		113,114,993
GAS UTILITIES - 9.2%
Gas Utilities - 9.2%
Enn Energy Holdings Ltd.	532,000	1,655,105
National Fuel Gas Co.	125,029	9,252,146
ONEOK, Inc.	147,589	9,870,752
		20,778,003
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 9.8%
Independent Power Producers & Energy Traders - 9.8%
AES Corp. (a)	483,596	6,286,748
Calpine Corp. (a)	313,150	4,969,691
Constellation Energy Group, Inc.	229,863	7,155,635
NRG Energy, Inc. (a)	171,400	3,691,956
		22,104,030
MULTI-UTILITIES - 29.7%
Multi-Utilities - 29.7%
CenterPoint Energy, Inc.	470,859	8,268,284
Dominion Resources, Inc.	58,647	2,621,521
NiSource, Inc.	485,161	9,305,388
OGE Energy Corp.	133,966	6,773,321
PG&E Corp.	281,148	12,421,119
Public Service Enterprise Group, Inc.	340,600	10,732,306
Sempra Energy	315,456	16,876,896
		66,998,835
Common Stocks - continued
	Shares	Value
WATER UTILITIES - 2.1%
Water Utilities - 2.1%
American Water Works Co., Inc.	164,950	$ 4,626,848
TOTAL COMMON STOCKS (Cost $212,706,512)		227,622,709
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.16% (b)	2,367,359	2,367,359
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	231,075	231,075
TOTAL MONEY MARKET FUNDS (Cost $2,598,434)		2,598,434
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $215,304,946)		230,221,143
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(4,868,568)
NET ASSETS - 100%		$ 225,352,575
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,634
Fidelity Securities Lending Cash Central Fund	8,739
Total	$ 10,373
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $225,459) - See accompanying schedule: Unaffiliated issuers (cost $212,706,512)	$ 227,622,709
Fidelity Central Funds (cost $2,598,434)	2,598,434
Total Investments (cost $215,304,946)		$ 230,221,143
Receivable for investments sold		14,374,835
Receivable for fund shares sold		29,038
Dividends receivable		518,052
Distributions receivable from Fidelity Central Funds		394
Other receivables		1,411
Total assets		245,144,873

Liabilities
Payable for investments purchased	$ 19,333,680
Payable for fund shares redeemed	218,510
Other payables and accrued expenses	9,033
Collateral on securities loaned, at value	231,075
Total liabilities		19,792,298

Net Assets		$ 225,352,575
Net Assets consist of:
Paid in capital		$ 210,434,015
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,918,560
Net Assets, for 2,170,351 shares outstanding		$ 225,352,575
Net Asset Value, offering price and redemption price per share ($225,352,575 ÷ 2,170,351 shares)		$ 103.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 3,773,485
Interest		2
Income from Fidelity Central Funds (including $8,739 from security lending)		10,373
Total income		3,783,860

Expenses
Custodian fees and expenses	$ 11,738
Independent directors' compensation	580
Interest	265
Total expenses before reductions	12,583
Expense reductions	(580)	12,003
Net investment income (loss)		3,771,857
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,766,131
Foreign currency transactions	(4,266)
Total net realized gain (loss)		13,761,865
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,076)	821,788
Assets and liabilities in foreign currencies	2,382
Total change in net unrealized appreciation (depreciation)		824,170
Net gain (loss)		14,586,035
Net increase (decrease) in net assets resulting from operations		$ 18,357,892

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,771,857	$ 6,659,575
Net realized gain (loss)	13,761,865	20,423,266
Change in net unrealized appreciation (depreciation)	824,170	(2,689,245)
Net increase (decrease) in net assets resulting from operations	18,357,892	24,393,596
Distributions to partners from net investment income	(3,468,956)	(6,145,820)
Affiliated share transactions Proceeds from sales of shares*	6,519,328	55,395,464
Reinvestment of distributions	3,468,772	6,145,456
Cost of shares redeemed	(21,444,239)	(38,266,529)
Net increase (decrease) in net assets resulting from share transactions	(11,456,139)	23,274,391
Total increase (decrease) in net assets	3,432,797	41,522,167

Net Assets
Beginning of period	221,919,778	180,397,611
End of period	$ 225,352,575	$ 221,919,778
Other Affiliated Information Shares
Sold	64,605	607,289
Issued in reinvestment of distributions	34,479	68,038
Redeemed	(212,975)	(434,250)
Net increase (decrease)	(113,891)	241,077

* Amount includes in-kind contributions for the year ended September 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 97.15	$ 88.29	$ 93.34	$ 123.19	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.69	3.34	3.17	2.74	3.02	.62
Net realized and unrealized gain (loss)	6.55	8.61	(5.09)	(29.93)	21.53	1.63
Total from investment operations	8.24	11.95	(1.92)	(27.19)	24.55	2.25
Distributions to partners from net investment income	(1.56)	(3.09)	(3.13)	(2.66)	(3.00)	(.61)
Net asset value, end of period	$ 103.83	$ 97.15	$ 88.29	$ 93.34	$ 123.19	$ 101.64
Total Return B, C	8.54%	13.86%	(1.67)%	(22.54)%	24.29%	2.24%
Ratios to Average Net Assets E,I
Expenses before reductions	.01% A	.01%	.01%	-%G	-%G	-%G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-%G	-%G	-%G
Expenses net of all reductions	.01% A	.01%	.01%	-%G	-%G	-%G
Net investment income (loss)	3.36% A	3.68%	3.95%	2.27%	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,353	$ 221,920	$ 180,398	$ 191,043	$ 248,588	$ 250,499
Portfolio turnover rate F	237% A	246% J	216%	112%	94%	1% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period July 21, 2006 (commencement of operations) to September 30, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Directors to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual fund, including the other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended September 30, 2010, dividend income has been reduced $966,707 for Health Care with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of Health Care. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns. Consumer Discretionary, Financials, and Utilities are subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Consumer Discretionary	$ 641,211,391	$ 86,600,781	$ (21,324,025)	$ 65,276,756
Consumer Staples	514,837,793	121,000,397	(2,394,779)	118,605,618
Energy	692,411,127	203,657,899	(12,276,473)	191,381,426
Financials	1,205,536,104	46,340,906	(73,328,629)	(26,987,723)
Health Care	622,306,046	181,037,664	(7,307,298)	173,730,366
Industrials	641,430,514	138,207,366	(5,923,612)	132,283,754
Information Technology	846,427,616	314,607,996	(21,230,147)	293,377,849
Materials	208,076,936	69,916,736	(1,827,935)	68,088,801
Telecom Services	163,783,390	49,929,829	(5,867,063)	44,062,766
Utilities	216,718,190	15,981,727	(2,478,774)	13,502,953

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	530,399,595	543,229,129
Consumer Staples	144,872,024	190,975,874
Energy	406,722,847	431,018,896
Financials	1,027,106,232	1,107,235,363
Health Care	401,997,800	508,985,261
Industrials	312,699,606	353,537,595
Information Technology	777,227,887	886,949,062
Materials	110,588,097	129,143,095
Telecom Services	48,590,212	43,345,296
Utilities	264,865,545	272,307,457

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 23,856
Consumer Staples	4,759
Energy	4,586
Financials	81,291
Health Care	10,502
Industrials	7,868
Information Technology	26,007
Materials	2,709
Telecom Services	2,778
Utilities	6,613

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$ 8,011,500.44%		$ 198
Consumer Staples	Borrower	17,587,000.44%		434
Energy	Borrower	10,755,000.45%		533
Financials	Borrower	9,871,667.44%		363
Health Care	Borrower	57,033,000.44%		1,406
Industrials	Borrower	24,210,000.45%		302
Information Technology	Borrower	6,458,778.44%		1,411
Utilities	Borrower	7,213,333.44%		265

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any

Semiannual Report

7. Security Lending - continued

premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

Security Lending Income From Securities Loaned to FCM
Information Technology	$ 885

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 1,670	$ 42
Consumer Staples	1,613	12
Energy	1,810	13
Financials	2,805	-
Health Care	1,845	5
Industrials	1,819	2
Information Technology	2,772	-
Materials	632	9
Telecom Services	474	11
Utilities	580	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0511
1.876936.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	.1538%	$ 1,000.00	$ 1,112.80	$ .81
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.16	$ .78

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2011
Brazil 13.4%
Korea (South) 12.2%
India 9.6%
Russia 9.2%
China 8.9%
Taiwan 8.7%
Mexico 5.1%
South Africa 4.9%
United States of America 4.2%
Other 23.8%

As of September 30, 2010
Brazil 16.7%
Korea (South) 11.3%
India 9.7%
China 7.9%
Russia 7.1%
Taiwan 7.1%
South Africa 6.6%
Hong Kong 5.3%
Cayman Islands 3.9%
Other 24.4%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	100.2
Short-Term Investments and Net Other Assets	3.1	(0.2)
Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.9	0.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.4	2.2
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	2.3	1.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.1	1.8
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.0	2.1
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.9	1.9
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.9	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7	1.6
Banco do Brasil SA (Brazil, Commercial Banks)	1.5	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3	0.5
	20.0
Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	24.9
Energy	15.7	14.6
Materials	14.6	13.7
Information Technology	12.3	12.7
Industrials	7.5	8.5
Consumer Discretionary	6.5	6.9
Telecommunication Services	6.2	7.8
Consumer Staples	5.3	6.9
Utilities	3.2	3.5
Health Care	1.2	0.7

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	17,200	$ 688,516
BBVA Banco Frances SA sponsored ADR	4,017	44,066
TOTAL ARGENTINA		732,582
Australia - 0.4%
Centamin Egypt Ltd. (United Kingdom) (a)	451,400	982,285
Extract Resources Ltd. (a)	40,199	328,449
TOTAL AUSTRALIA		1,310,734
Bailiwick of Guernsey - 0.3%
Chariot Oil & Gas Ltd. (a)(d)	207,800	837,236
Bailiwick of Jersey - 0.1%
Heritage Oil PLC	77,300	352,165
Bermuda - 0.4%
GP Investments, Ltd. unit (a)	306,781	1,193,189
Brazil - 13.4%
AES Tiete SA (PN) (non-vtg.)	54,400	826,338
Anhanguera Educacional Participacoes SA	48,176	1,179,724
Arezzo Industria E Comercio SA	51,300	714,835
B2W Companhia Global do Varejo	27,800	380,565
B2W Companhia Global do Varejo rights 4/26/11 (a)	11,659	7,998
Banco do Brasil SA	265,000	4,796,343
Banco do Estado do Rio Grande do Sul SA	260,600	3,208,318
BM&F Bovespa SA	146,300	1,061,866
BR Properties SA	63,100	662,827
Cia Hering SA	30,900	567,789
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	29,300	829,483
Companhia Paranaense de Energia-Copel:
(PN-B)	21,600	588,075
(PN-B) sponsored ADR (d)	36,200	1,005,998
Diagnosticos da America SA	58,500	752,458
Ecorodovias Infraestrutura e Logistica SA	118,400	961,617
Energias do Brasil SA	38,500	936,177
Fibria Celulose SA sponsored ADR (a)	74,600	1,224,932
Gerdau SA sponsored ADR (d)	108,500	1,356,250
Iguatemi Empresa de Shopping Centers SA	57,100	1,395,455
Itau Unibanco Banco Multiplo SA:
sponsored ADR	78,860	1,896,583
ADR (a)(e)	31,600	759,980
Localiza Rent A Car SA	68,700	1,102,465
Lojas Americanas SA (PN)	183,400	1,527,725
Common Stocks - continued
	Shares	Value
Brazil - continued
Mills Estruturas e Servicos de Engenharia SA	120,000	$ 1,319,327
Multiplus SA	65,000	1,153,768
Natura Cosmeticos SA	32,600	918,507
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	190,300	7,693,829
(PN) sponsored ADR (non-vtg.)	11,700	415,818
TIM Participacoes SA	323,900	1,390,708
TIM Participacoes SA sponsored ADR (non-vtg.)	13,300	580,545
Vale SA (PN-A) sponsored ADR	93,500	2,760,120
TOTAL BRAZIL		43,976,423
British Virgin Islands - 0.5%
Mail.ru Group Ltd. GDR (a)(e)	29,700	889,515
Sable Mining Africa Ltd. (a)	2,290,100	863,015
TOTAL BRITISH VIRGIN ISLANDS		1,752,530
Canada - 2.1%
Africa Oil Corp. (a)	173,800	347,708
Etrion Corp.	28,902	26,825
IAMGOLD Corp.	79,300	1,747,593
Petrominerales Ltd. (d)	27,800	1,053,287
Uranium One, Inc.	311,500	1,220,687
Yamana Gold, Inc.	201,700	2,491,870
TOTAL CANADA		6,887,970
Cayman Islands - 3.9%
Ajisen (China) Holdings Ltd.	323,000	622,863
China Shanshui Cement Group Ltd.	2,736,000	2,553,591
Ctrip.com International Ltd. sponsored ADR (a)	11,100	460,539
Enn Energy Holdings Ltd.	373,760	1,162,805
Eurasia Drilling Co. Ltd. GDR (Reg. S)	35,600	1,210,400
Greatview Aseptic Pack Co. Ltd.	1,545,000	991,123
Hengan International Group Co. Ltd.	195,500	1,450,177
Mongolian Mining Corp.	414,000	529,036
Shenguan Holdings Group Ltd.	1,180,000	1,380,454
Spreadtrum Communications, Inc. ADR (a)(d)	35,200	652,960
Trina Solar Ltd. (a)(d)	29,700	894,564
Xueda Education Group sponsored ADR	96,800	925,408
TOTAL CAYMAN ISLANDS		12,833,920
Chile - 0.4%
Enersis SA	3,147,061	1,314,432
Common Stocks - continued
	Shares	Value
China - 8.9%
Agricultural Bank of China (H Shares)	2,856,000	$ 1,619,181
Baidu.com, Inc. sponsored ADR (a)	11,300	1,557,253
China Communications Services Corp. Ltd. (H Shares)	1,434,000	871,985
China Construction Bank Corp. (H Shares)	6,774,000	6,348,502
China Petroleum & Chemical Corp. (H Shares)	2,746,000	2,741,903
China Railway Group Ltd.	2,298,000	1,483,038
Digital China Holdings Ltd. (H Shares)	366,000	689,785
Golden Eagle Retail Group Ltd. (H Shares)	279,000	601,859
Harbin Power Equipment Co. Ltd. (H Shares)	1,244,000	1,287,404
Industrial & Commercial Bank of China Ltd. (H Shares)	8,333,000	6,920,420
Maanshan Iron & Steel Co. Ltd. (H Shares)	2,516,000	1,361,731
Ping An Insurance Group Co. China Ltd. (H Shares)	133,500	1,353,261
Sina Corp. (a)	2,600	278,304
Weichai Power Co. Ltd. (H Shares)	213,000	1,293,838
ZTE Corp. (H Shares)	212,000	986,604
TOTAL CHINA		29,395,068
Egypt - 0.2%
Citadel Capital Corp. (a)	685,000	660,920
Housing & Development Bank	10,833	34,174
TOTAL EGYPT		695,094
Finland - 0.2%
Nokian Tyres PLC	16,600	706,197
Hong Kong - 1.6%
China Mobile (Hong Kong) Ltd.	8,000	73,848
China Mobile (Hong Kong) Ltd. sponsored ADR	55,400	2,561,696
CNOOC Ltd. sponsored ADR (d)	7,600	1,923,104
Lenovo Group Ltd.	1,306,000	743,782
TOTAL HONG KONG		5,302,430
India - 9.6%
Adani Power Ltd. (a)	234,993	594,802
Bajaj Auto Ltd.	15,629	513,394
Bank of Baroda	60,576	1,379,437
Bank of India	64,907	692,638
Bharti Airtel Ltd.	159,529	1,279,957
DLF Ltd.	67,719	408,260
Grasim Industries Ltd.	43,011	2,469,556
Housing Development and Infrastructure Ltd. (a)	292,064	1,159,208
Indiabulls Real Estate Ltd. (a)	305,817	853,020
Infosys Technologies Ltd.	2,860	207,908
Common Stocks - continued
	Shares	Value
India - continued
Infosys Technologies Ltd. sponsored ADR	51,100	$ 3,663,870
ITC Ltd.	312,243	1,276,450
Jain Irrigation Systems Ltd.	296,981	1,192,724
JK Cement Ltd.	174,359	551,905
Larsen & Toubro Ltd.	49,066	1,819,556
Power Finance Corp. Ltd.	205,513	1,153,170
Power Grid Corp. of India Ltd.	424,893	971,974
Reliance Industries Ltd.	181,330	4,270,587
SREI Infrastructure Finance Ltd.	1,187,280	1,180,750
State Bank of India	16,713	1,037,523
Tata Consultancy Services Ltd.	82,650	2,196,640
Ultratech Cement Ltd.	72,287	1,836,182
Union Bank of India	106,344	832,043
TOTAL INDIA		31,541,554
Indonesia - 2.4%
PT Bakrieland Development Tbk	52,356,500	841,796
PT Bank Rakyat Indonesia Tbk	3,523,000	2,326,424
PT Bank Tabungan Negara Tbk	7,014,500	1,353,363
PT Indosat Tbk	1,878,000	1,143,088
PT Perusahaan Gas Negara Tbk Series B	2,542,500	1,138,764
PT Tower Bersama Infrastructure Tbk (a)	3,724,500	951,714
TOTAL INDONESIA		7,755,149
Isle of Man - 0.2%
Bahamas Petroleum Co. PLC (a)	1,472,200	537,087
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit (a)	103,100	1,038,217
Kenya - 0.0%
Kenya Commercial Bank Ltd.	17,600	4,986
Korea (South) - 11.5%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	51,810	1,608,875
GS Engineering & Construction Corp.	16,569	1,737,743
Hana Financial Group, Inc.	44,220	1,913,579
Hyundai Mipo Dockyard Co. Ltd.	10,461	1,784,047
Hyundai Mobis	11,084	3,310,544
KB Financial Group, Inc.	46,220	2,418,778
LG Display Co. Ltd.	40,370	1,265,761
LG Innotek Co. Ltd.	7,521	799,085
Lock & Lock Co. Ltd.	25,280	881,861
Orion Corp.	4,539	1,633,047
Pacific Corp.	6,179	1,112,953
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S-Oil Corp.	16,484	$ 2,285,060
Samsung Electronics Co. Ltd.	9,260	7,870,791
Samsung Engineering Co. Ltd.	9,345	1,781,218
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	43,200	3,912,624
Shinsegae Co. Ltd.	10,654	2,535,973
Tong Yang Life Insurance Co. Ltd.	91,310	1,074,236
TOTAL KOREA (SOUTH)		37,926,175
Luxembourg - 0.7%
Evraz Group SA GDR (a)	36,500	1,449,050
Millicom International Cellular SA	10,200	980,934
TOTAL LUXEMBOURG		2,429,984
Malaysia - 1.0%
Axiata Group Bhd (a)	1,131,500	1,790,810
Genting Bhd	385,700	1,406,948
TOTAL MALAYSIA		3,197,758
Mexico - 5.1%
America Movil SAB de CV Series L sponsored ADR	110,900	6,443,290
Cemex SA de CV sponsored ADR (d)	149,448	1,334,571
Genomma Lab Internacional SA de CV (a)	493,500	1,117,085
Grupo Financiero Banorte SAB de CV Series O	323,600	1,522,664
Grupo Modelo SAB de CV Series C	280,100	1,674,667
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	150,900	3,701,577
Wal-Mart de Mexico SA de CV Series V	378,500	1,133,559
TOTAL MEXICO		16,927,413
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	191,750	1,342,250
Philippines - 0.6%
Aboitiz Power Corp.	305,900	211,696
Metropolitan Bank & Trust Co.	564,277	835,677
Robinsons Land Corp.	2,743,500	729,069
Robinsons Land Corp. rights 4/15/11 (a)	1,371,750	48,098
TOTAL PHILIPPINES		1,824,540
Poland - 0.6%
Eurocash SA	71,000	779,668
Polska Grupa Energetyczna SA	135,100	1,089,248
TOTAL POLAND		1,868,916
Common Stocks - continued
	Shares	Value
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	115,404	$ 488,073
Russia - 8.9%
Bank St. Petersburg OJSC (a)	156,700	812,066
Interregional Distribution Grid Companies Holding JSC	4,535,000	772,974
Lukoil Oil Co. sponsored ADR	15,900	1,135,101
M Video OJSC (a)	163,500	1,563,548
Magnit OJSC GDR (Reg. S)	44,400	1,345,764
Magnitogorsk Iron & Steel Works OJSC unit	113,000	1,653,190
OAO Gazprom sponsored ADR	295,300	9,549,993
OAO NOVATEK GDR	13,600	1,890,400
OJSC Oil Co. Rosneft GDR (Reg. S)	251,600	2,298,366
Sberbank (Savings Bank of the Russian Federation) (a)	1,628,344	6,113,661
Uralkali JSC GDR (Reg. S)	48,100	1,994,707
TOTAL RUSSIA		29,129,770
Singapore - 0.8%
First Resources Ltd.	1,138,000	1,191,718
Yangzijiang Shipbuilding Holdings Ltd.	990,000	1,421,579
TOTAL SINGAPORE		2,613,297
South Africa - 4.9%
Absa Group Ltd.	81,379	1,641,426
African Bank Investments Ltd.	259,000	1,449,492
AngloGold Ashanti Ltd.	78,700	3,771,441
Aspen Pharmacare Holdings Ltd.	99,000	1,156,106
Barloworld Ltd.	130,300	1,438,800
Blue Label Telecoms Ltd.	1,248,500	1,107,325
Gold Fields Ltd. sponsored ADR	131,200	2,290,752
Impala Platinum Holdings Ltd.	57,200	1,655,050
Naspers Ltd. Class N	12,400	667,204
Sasol Ltd.	14,900	862,089
TOTAL SOUTH AFRICA		16,039,685
Taiwan - 8.7%
Asia Cement Corp.	1,370,000	1,539,823
China Steel Corp.	2,442,000	2,919,106
Chroma ATE, Inc.	290,205	937,578
Fubon Financial Holding Co. Ltd.	1,613,000	2,142,073
Hon Hai Precision Industry Co. Ltd. (Foxconn)	433,976	1,520,134
HTC Corp.	98,000	3,832,682
Kinsus Interconnect Technology Corp.	123,000	380,231
Nan Ya Plastics Corp.	344,000	1,014,276
Common Stocks - continued
	Shares	Value
Taiwan - continued
Pegatron Corp.	644,000	$ 730,400
Synnex Technology International Corp.	455,753	1,063,243
Taiwan Fertilizer Co. Ltd.	885,000	2,603,384
Taiwan Mobile Co. Ltd.	579,000	1,362,585
Taiwan Semiconductor Manufacturing Co. Ltd.	191,469	458,834
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	427,401	5,205,744
Unimicron Technology Corp.	490,000	833,192
Wintek Corp. (a)	746,000	1,321,768
Wintek Corp. GDR (a)(e)	27,322	242,047
WPG Holding Co. Ltd.	402,000	676,722
TOTAL TAIWAN		28,783,822
Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)	442,300	1,315,282
Land & House PCL NVDR	2,246,500	515,882
PTT Aromatics & Refining PLC	302,600	372,438
PTT PCL (For. Reg.)	192,700	2,253,950
Siam Cement PCL (For. Reg.)	73,600	921,672
Siam Commercial Bank PCL (For. Reg.)	494,200	1,763,542
TOTAL THAILAND		7,142,766
Turkey - 2.0%
TAV Havalimanlari Holding AS (a)	271,000	1,291,186
Turkiye Is Bankasi AS Series C	533,000	1,704,496
Turkiye Vakiflar Bankasi TAO	1,051,000	2,626,224
Yazicilar Holding AS	129,000	1,127,367
TOTAL TURKEY		6,749,273
United Kingdom - 2.2%
Afren PLC (a)	471,000	1,230,377
Antofagasta PLC	51,800	1,130,535
Aurelian Oil & Gas PLC	544,700	633,274
Faroe Petroleum PLC	106,160	289,405
Hikma Pharmaceuticals PLC	83,827	992,056
Kazakhmys PLC	80,900	1,808,453
Premier Oil PLC (a)	37,036	1,184,255
TOTAL UNITED KINGDOM		7,268,355
United States of America - 1.1%
Gran Tierra Energy, Inc. (a)	123,400	995,141
Common Stocks - continued
	Shares	Value
United States of America - continued
ION Geophysical Corp. (a)	122,500	$ 1,554,525
Oceaneering International, Inc. (a)	10,700	957,115
TOTAL UNITED STATES OF AMERICA		3,506,781
TOTAL COMMON STOCKS (Cost $249,125,923)		315,405,821
Nonconvertible Preferred Stocks - 1.0%

Korea (South) - 0.7%
Hyundai Motor Co. Series 2	34,250	2,223,986
Russia - 0.3%
Sberbank (Savings Bank of the Russian Federation) (a)	360,500	925,617
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,864,862)		3,149,603
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.16% (b)	6,243,886	6,243,886
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,344,298	8,344,298
TOTAL MONEY MARKET FUNDS (Cost $14,588,184)		14,588,184
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $266,578,969)		333,143,608
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,240,821)
NET ASSETS - 100%		$ 328,902,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,891,542 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,824
Fidelity Securities Lending Cash Central Fund	172,332
Total	$ 178,156
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 43,976,423	$ 43,976,423	$ -	$ -
Korea (South)	40,150,161	36,465,622	3,684,539	-
India	31,541,554	26,652,610	4,888,944	-
Russia	30,055,387	30,055,387	-	-
China	29,395,068	26,653,165	2,741,903	-
Taiwan	28,783,822	28,324,988	458,834	-
Mexico	16,927,413	16,927,413	-	-
South Africa	16,039,685	11,406,155	4,633,530	-
Cayman Islands	12,833,920	12,833,920	-	-
Other	68,851,991	68,730,045	121,946	-
Money Market Funds	14,588,184	14,588,184	-	-
Total Investments in Securities:	$ 333,143,608	$ 316,613,912	$ 16,529,696	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	7,059
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(7,059)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,106,709) - See accompanying schedule: Unaffiliated issuers (cost $251,990,785)	$ 318,555,424
Fidelity Central Funds (cost $14,588,184)	14,588,184
Total Investments (cost $266,578,969)		$ 333,143,608
Foreign currency held at value (cost $1,767,625)		1,784,879
Receivable for investments sold		3,518,930
Receivable for fund shares sold		44,527
Dividends receivable		658,081
Distributions receivable from Fidelity Central Funds		4,036
Other receivables		231,412
Total assets		339,385,473

Liabilities
Payable to custodian bank	$ 186,909
Payable for investments purchased	1,482,749
Payable for fund shares redeemed	202,124
Other payables and accrued expenses	266,606
Collateral on securities loaned, at value	8,344,298
Total liabilities		10,482,686

Net Assets		$ 328,902,787
Net Assets consist of:
Paid in capital		$ 262,299,249
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,603,538
Net Assets, for 1,447,346 shares outstanding		$ 328,902,787
Net Asset Value, offering price and redemption price per share ($328,902,787 ÷ 1,447,346 shares)		$ 227.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,033,625
Interest		759
Income from Fidelity Central Funds (including $172,332 from security lending)		178,156
Income before foreign taxes withheld		2,212,540
Less foreign taxes withheld		(403,094)
Total income		1,809,446

Expenses
Custodian fees and expenses	$ 322,172
Independent directors' compensation	1,130
Interest	7,198
Total expenses before reductions	330,500
Expense reductions	(1,130)	329,370
Net investment income (loss)		1,480,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,035,252
Foreign currency transactions	(644,097)
Futures contracts	(410,825)
Total net realized gain (loss)		58,980,330
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $776,254)	(17,940,593)
Assets and liabilities in foreign currencies	26,224
Total change in net unrealized appreciation (depreciation)		(17,914,369)
Net gain (loss)		41,065,961
Net increase (decrease) in net assets resulting from operations		$ 42,546,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,480,076	$ 6,351,370
Net realized gain (loss)	58,980,330	33,268,573
Change in net unrealized appreciation (depreciation)	(17,914,369)	28,870,094
Net increase (decrease) in net assets resulting from operations	42,546,037	68,490,037
Distributions to partners from net investment income	(1,015,377)	(4,945,649)
Affiliated share transactions Proceeds from sales of shares	61,155,277	179,105,776
Reinvestment of distributions	866,201	4,303,422
Cost of shares redeemed	(169,211,766)	(34,051,036)
Net increase (decrease) in net assets resulting from share transactions	(107,190,288)	149,358,162
Total increase (decrease) in net assets	(65,659,628)	212,902,550

Net Assets
Beginning of period	394,562,415	181,659,865
End of period	$ 328,902,787	$ 394,562,415
Other Affiliated Information Shares
Sold	290,167	1,016,933
Issued in reinvestment of distributions	3,907	23,439
Redeemed	(774,722)	(184,717)
Net increase (decrease)	(480,648)	855,655

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 204.65	$ 169.41	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.76	3.41	2.43
Net realized and unrealized gain (loss)	22.31	34.39	69.31
Total from investment operations	23.07	37.80	71.74
Distributions to partners from net investment income	(.47)	(2.56)	(2.33)
Net asset value, end of period	$ 227.25	$ 204.65	$ 169.41
Total Return B,C	11.28%	22.50%	72.46%
Ratios to Average Net Assets E,H
Expenses before reductions	.15% A	.12%	.12% A
Expenses net of fee waivers, if any	.15% A	.12%	.12% A
Expenses net of all reductions	.15% A	.12%	.12% A
Net investment income (loss)	.69% A	1.86%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,903	$ 394,562	$ 181,660
Portfolio turnover rate F	128% A	104%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to September 30, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 72,390,940
Gross unrealized depreciation	(7,038,219)
Net unrealized appreciation (depreciation) on securities and other investments	$ 65,352,721

Tax cost	$ 267,790,887

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of ($410,825) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $262,680,978 and $379,172,498, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $101 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,692,250.41%		$ 891

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $87,326,000. The weighted average interest rate was .65%. The interest expense amounted to $6,307 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,130.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-SANN-0511
1.814673.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	.0004%	$ 1,000.00	$ 1,078.70	$ .00
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	3.6	3.5
First Data Corp.	2.9	1.8
HCA, Inc.	2.8	3.0
Federal-Mogul Corp.	2.8	2.7
Univision Communications, Inc.	2.4	2.1
	14.5
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	13.5	9.7
Telecommunications	10.3	10.2
Healthcare	8.1	9.1
Electric Utilities	8.1	8.9
Gaming	6.0	6.4
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
BBB 1.5%	BBB 0.7%
BB 25.1%	BB 27.3%
B 43.5%	B 36.1%
CCC,CC,C 4.9%	CCC,CC,C 7.1%
D 0.0%	D 0.2%
Not Rated 18.8%	Not Rated 24.1%
Equities 2.2%	Equities 1.3%
Interfund Loans 0.0%	Interfund Loans 0.4%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Interfund Loans 0.0%		Interfund Loans 0.4%
	Floating Rate Loans 86.3%		Floating Rate Loans 88.3%
	Nonconvertible Bonds 7.5%		Nonconvertible Bonds 7.2%
	Common Stocks 2.2%		Common Stocks 1.3%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	7.3%	** Foreign investments	8.4%

Semiannual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Floating Rate Loans (e) - 86.3%
	Principal Amount	Value
Aerospace - 2.4%
AX Acquisition Corp. Tranche B1, term loan 4.3125% 8/15/14 (d)	$ 7,958,312	$ 7,993,169
Sequa Corp. term loan 3.56% 12/3/14 (d)	52,349,953	51,302,954
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (d)	9,695,700	9,756,298
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (d)	490,200	489,587
		69,542,008
Air Transportation - 2.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2563% 4/30/12 (d)	9,659,733	9,623,509
Tranche 2LN, term loan 3.5055% 4/30/14 (d)	13,472,278	13,404,916
Northwest Airlines Corp.:
Tranche A, term loan 2.06% 12/31/18 (d)	5,132,508	4,516,607
Tranche B, term loan 3.81% 12/22/13 (d)	2,713,924	2,578,228
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (d)	4,794,719	4,668,858
US Airways Group, Inc. term loan 2.7525% 3/23/14 (d)	32,813,185	30,106,097
		64,898,215
Automotive - 4.6%
AM General LLC:
Credit-Linked Deposit 3.2462% 9/30/12 (d)	125,331	116,558
term loan 6.0528% 4/17/12 (d)	5,526,010	5,083,929
Tranche B, term loan 3.261% 9/30/13 (d)	2,173,541	2,021,393
Federal-Mogul Corp.:
Tranche B, term loan 2.1964% 12/27/14 (d)	57,052,845	55,483,892
Tranche C, term loan 2.1886% 12/27/15 (d)	29,108,595	28,235,337
Ford Motor Co. term loan 3.01% 12/15/13 (d)	43,800,747	43,800,747
		134,741,856
Broadcasting - 4.3%
Clear Channel Capital I LLC Tranche B, term loan 3.8962% 1/29/16 (d)	18,151,664	15,996,154
Clear Channel Communications, Inc. Tranche A, term loan 3.6462% 7/30/14 (d)	9,379,967	8,770,269
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (d)	3,458,863	3,450,215
Univision Communications, Inc. term loan 4.4962% 3/31/17 (d)	71,158,258	69,468,250
Floating Rate Loans (e) - continued
	Principal Amount	Value
Broadcasting - continued
VNU, Inc.:
term loan 2.259% 8/9/13 (d)	$ 1,710,974	$ 1,700,280
Tranche C, term loan 3.759% 5/1/16 (d)	28,030,904	27,995,866
		127,381,034
Building Materials - 0.2%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (d)	3,405,000	3,426,452
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (d)	1,515,000	1,568,025
		4,994,477
Cable TV - 2.9%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 2.25% 3/6/14 (d)	34,543,251	34,501,799
Tranche C, term loan 3.56% 9/6/16 (d)	3,851,003	3,856,009
CSC Holdings, Inc. Tranche B3, term loan 3.3122% 3/29/16 (d)	18,253,131	18,231,227
Liberty Cablevision of Puerto Rico LTC term loan 2.3095% 6/15/14 (d)	1,973,125	1,835,006
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (d)	12,383,963	12,476,842
UPC Broadband Holding BV:
Tranche T, term loan 3.761% 12/31/16 (d)	589,921	591,396
Tranche X, term loan 3.761% 12/31/17 (d)	8,464,627	8,485,789
WideOpenWest Finance LLC Tranche B 1LN, term loan 2.7555% 6/27/14 (d)	4,860,000	4,665,600
		84,643,668
Capital Goods - 0.5%
Baker Tanks, Inc. Tranche C, term loan 4.8103% 5/8/14 (d)	1,153,212	1,147,446
Kinetek Industries, Inc. Tranche B 1LN, term loan 3.9328% 11/10/13 (d)	1,166,377	1,121,180
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (d)	1,930,163	1,944,639
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (d)	9,445,980	9,469,595
		13,682,860
Chemicals - 1.6%
Celanese Holdings LLC Tranche C, term loan 3.3028% 10/31/16 (d)	4,761,329	4,785,136
Chemtura Corp. term loan 5.5% 8/27/16 (d)	7,775,000	7,862,858
Nalco Co. Tranche B 1LN, term loan 4.5% 10/5/17 (d)	6,840,625	6,909,031
Styron Corp. Tranche B, term loan 6% 8/2/17 (d)	12,907,650	12,956,054
Floating Rate Loans (e) - continued
	Principal Amount	Value
Chemicals - continued
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (d)	$ 9,700,688	$ 9,785,569
Univar NV Tranche B, term loan 5% 6/30/17 (d)	5,221,913	5,241,756
		47,540,404
Consumer Products - 1.4%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (d)	9,676,375	9,724,757
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.5% 10/26/14 (d)	4,710,000	4,474,500
Tranche B 1LN, term loan 2% 4/26/14 (d)	8,638,160	8,335,824
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (d)	9,975,000	9,987,469
Revlon Consumer Products Corp. term loan 6% 3/11/15 (d)	9,637,650	9,661,744
		42,184,294
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	9,947,550	10,009,723
Tranche 2LN, term loan 10% 9/2/16 (d)	5,840,000	5,971,400
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (d)	2,214,450	2,222,754
		18,203,877
Diversified Financial Services - 2.8%
Booz Allen & Hamilton, Inc. Tranche B, term loan 4% 8/3/17 (d)	2,160,000	2,184,408
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (d)	3,135,000	3,166,350
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (d)	6,942,600	6,977,313
Tranche 2 LN, term loan 8.25% 11/3/17 (d)	1,670,000	1,701,313
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (d)	23,102,686	23,160,443
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	11,233,000	11,289,165
Tranche 2LN, term loan 7% 3/17/16 (d)	8,237,000	8,350,671
LPL Investment Holdings, Inc.:
term loan 4.25% 6/25/15 (d)	7,059,298	7,094,595
Tranche D, term loan 2.0381% 6/28/13 (d)	2,242,674	2,209,034
Nuveen Investments, Inc. term loan:
3.3059% 11/13/14 (d)	5,873,054	5,638,132
Floating Rate Loans (e) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Nuveen Investments, Inc. term loan: - continued
5.8062% 5/31/17 (d)	$ 6,862,340	$ 6,896,652
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (d)	4,785,000	4,808,925
		83,477,001
Diversified Media - 0.6%
Advanstar, Inc. Tranche 1LN, term loan 2.56% 5/31/14 (d)	21,468,803	18,355,826
Electric Utilities - 8.0%
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (d)	7,570,000	1,476,150
BRSP LLC term loan 7.5% 6/24/14 (d)	16,329,247	16,410,893
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (d)	18,320,000	18,411,600
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (d)	14,522,025	14,685,398
MACH Gen LLC Credit-Linked Deposit 2.307% 2/22/13 (d)	242,828	224,616
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (d)	14,420,000	13,410,600
Tranche B 1LN, term loan 2.8125% 11/1/13 (d)	7,807,044	7,709,456
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.557% 12/15/14 (d)	29,145,000	27,869,906
Texas Competitive Electric Holdings Co. LLC Tranche DD, term loan 3.7594% 10/10/14 (d)	33,726,400	28,119,386
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.759% 10/10/14 (d)	4,129,270	3,473,748
Tranche B2, term loan 3.7834% 10/10/14 (d)	89,321,101	75,253,016
Tranche B3, term loan 3.759% 10/10/14 (d)	33,647,166	28,305,679
		235,350,448
Energy - 1.9%
Alon USA, Inc. term loan 2.5411% 8/4/13 (d)	7,863,461	6,919,845
Race Point Power Tranche B, term loan 7.75% 1/11/18 (d)	26,255,000	26,255,000
Sheridan Production Partners LP term loan 6.5% 4/20/17 (d)	23,580,000	23,638,950
		56,813,795
Floating Rate Loans (e) - continued
	Principal Amount	Value
Entertainment/Film - 1.0%
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (d)	$ 21,390,000	$ 22,432,763
Live Nation Entertainment, Inc. Tranche B, term loan 4.5% 11/6/16 (d)	8,063,550	8,103,868
		30,536,631
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.2555% 3/30/14 (d)	211,750	194,810
Food & Drug Retail - 1.4%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (d)	14,580,000	14,598,225
Rite Aid Corp. Tranche ABL, term loan 2.007% 6/4/14 (d)	27,885,225	26,839,529
		41,437,754
Food/Beverage/Tobacco - 0.3%
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (d)	5,132,138	5,170,629
U.S. Foodservice Tranche B, term loan 2.7525% 7/3/14 (d)	4,847,409	4,720,165
		9,890,794
Gaming - 4.9%
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/14/15 (d)	2,505,000	2,530,050
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)	7,632,175	6,372,866
Greenwood Racing, Inc. term loan 2.5% 11/28/11 (d)	6,797,496	6,695,534
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.3031% 1/28/15 (d)	14,499,470	13,502,632
Tranche B2, term loan 3.3031% 1/28/15 (d)	4,609,410	4,292,513
Tranche B4, term loan 9.5% 10/31/16 (d)	9,613,313	10,118,011
Kerzner International Ltd.:
term loan 3.3073% 9/1/13 (d)	42,563,681	38,200,904
Tranche DD, term loan 3.3097% 9/1/13 (d)	24,292,546	21,802,560
Motor City Casino Tranche B, term loan 7% 3/1/17 (d)	2,915,000	2,951,438
Venetian Macau Ltd.:
Tranche B, term loan 4.79% 5/26/13 (d)	14,454,043	14,454,043
Tranche DD, term loan 4.79% 5/26/12 (d)	7,195,178	7,186,184
Venetian Macau US Finance, Inc. Tranche B, term loan 4.79% 5/25/13 (d)	16,067,326	16,067,326
		144,174,061
Floating Rate Loans (e) - continued
	Principal Amount	Value
Healthcare - 8.1%
Community Health Systems, Inc.:
term loan 3.8105% 1/25/17 (d)	$ 12,891,680	$ 12,859,451
Tranche B, term loan 2.5605% 7/25/14 (d)	25,657,340	25,400,766
Tranche DD, term loan 2.5605% 7/25/14 (d)	1,320,443	1,307,238
Grifols SA Tranche B, term loan 10/1/16 (d)	9,730,000	9,766,488
HCA, Inc.:
Tranche B, term loan 2.557% 11/17/13 (d)	24,991,199	24,898,732
Tranche B2, term loan 3.557% 3/31/17 (d)	59,933,869	59,861,949
HCR Healthcare LLC Tranche B, term loan 5% 3/9/18 (d)	12,640,000	12,466,200
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (d)	8,789,015	8,865,919
Manor Care, Inc. term loan 4.75% 12/21/14 (d)	10,269,483	10,243,810
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (d)	17,437,600	17,699,164
PTS Acquisition Corp. term loan 2.5115% 4/10/14 (d)	2,070,938	2,006,222
Rural/Metro Corp. term loan 6.1473% 11/18/16 (d)	3,087,262	3,091,122
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.556% 6/15/14 (d)	20,506,868	20,199,265
Tranche 2LN, term loan 6.0605% 6/15/15 (d)	11,000,000	10,780,000
Sun Healthcare Group, Inc. Tranche B, term loan 7.5% 10/18/16 (d)	6,658,667	6,675,313
Team Health, Inc. term loan 2.308% 11/22/12 (d)	6,274,773	6,259,086
VWR Funding, Inc. term loan 2.7462% 6/29/14 (d)	8,036,907	7,886,617
		240,267,342
Homebuilders/Real Estate - 1.0%
CB Richard Ellis Services, Inc. Tranche C, term loan 1.625% 3/4/18 (f)	4,860,000	4,841,775
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (d)	1,694,994	1,627,194
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	5,217,713
Tranche B, term loan 3.3115% 10/10/13 (d)	14,302,933	13,730,816
Tranche DD, term loan 3.3115% 10/10/13 (d)	4,911,355	4,714,901
		30,132,399
Insurance - 0.7%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (d)	8,428,333	8,491,546
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (d)	10,687,770	10,634,331
		19,125,877
Floating Rate Loans (e) - continued
	Principal Amount	Value
Leisure - 2.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.75% 4/22/16 (d)	$ 31,109,913	$ 30,876,588
Cannery Casino Resorts LLC:
term loan 4.5035% 5/18/13 (d)	3,090,760	3,013,491
Tranche B, term loan 4.5035% 5/18/13 (d)	3,468,459	3,381,747
Cedar Fair LP Tranche B, term loan 4% 12/15/17 (d)	3,870,300	3,899,327
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (d)	9,431,363	9,478,519
Town Sports International LLC term loan 2.0625% 2/27/14 (d)	3,722,671	3,592,378
Universal City Development Partners Ltd. Tranche B 1LN, term loan 5.5% 11/6/14 (d)	7,626,894	7,665,029
		61,907,079
Metals/Mining - 0.8%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	7,775,000	7,794,438
Oxbow Carbon LLC Tranche B 1LN, term loan 3.8035% 5/8/16 (d)	4,051,815	4,061,945
Walter Energy, Inc. Tranche B, term loan 4% 3/4/18 (d)	11,620,000	11,707,150
		23,563,533
Paper - 0.2%
Georgia-Pacific Corp. Tranche C, term loan 3.5585% 12/23/14 (d)	5,220,010	5,220,010
Publishing/Printing - 2.1%
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (d)	9,676,375	9,761,043
Newsday LLC term loan:
6.5531% 8/1/13 (d)	4,000,000	4,100,000
10.5% 8/1/13	8,000,000	8,510,400
Quad/Graphics, Inc. term loan 5.5% 4/23/16 (d)	13,517,850	13,484,055
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (d)	16,933,776	16,256,425
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (b)(d)	8,055,238	5,437,286
Yell Group PLC Tranche B1, term loan 3.9962% 7/31/14 (d)	5,724,877	2,805,190
		60,354,399
Railroad - 0.0%
Helm Holding Corp. Tranche B 1LN, term loan 2.7462% 7/8/11 (d)	805,760	757,414
Floating Rate Loans (e) - continued
	Principal Amount	Value
Restaurants - 1.1%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (d)	$ 9,695,700	$ 9,635,102
Dunkin Brands, Inc. Tranche B 1LN, term loan 4.25% 11/23/17 (d)	9,695,700	9,756,298
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.035% 6/14/13 (d)	1,216,733	1,180,231
term loan 2.5625% 6/14/14 (d)	12,233,096	11,866,103
		32,437,734
Services - 2.4%
Adesa, Inc. term loan 3% 10/20/13 (d)	5,951,031	5,921,276
ARAMARK Corp.:
Credit-Linked Deposit 2.1356% 1/26/14 (d)	284,889	282,040
Credit-Linked Deposit 3.5106% 7/26/16 (d)	512,694	512,694
term loan 2.182% 1/26/14 (d)	3,533,111	3,497,780
Tranche B, term loan 3.557% 7/26/16 (d)	7,795,851	7,795,851
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 5.75% 4/19/14 (d)	8,999,847	9,011,096
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (d)	8,797,950	8,973,909
Central Parking Corp.:
Credit-Linked Deposit 2.5625% 5/22/14 (d)	3,236,777	2,702,708
Tranche 2LN, term loan 4.8125% 11/22/14 (d)	1,950,000	1,218,750
Tranche B 1LN, term loan 2.5625% 5/22/14 (d)	4,419,195	3,690,028
Education Management LLC/Education Management Finance Corp. Tranche C, term loan 4.3125% 6/1/16 (d)	5,845,953	5,721,727
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (d)	9,720,000	9,732,150
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (d)	8,980,000	8,969,224
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (d)	3,060,285	3,064,263
		71,093,496
Shipping - 0.7%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (d)	19,772,699	19,897,267
Specialty Retailing - 1.6%
Claire's Stores, Inc. term loan 3.0633% 5/29/14 (d)	13,803,352	13,182,201
Dave & Buster's Holdings, Inc. Tranche B, term loan 6% 6/1/16 (d)	4,828,513	4,828,513
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (d)	5,115,323	5,051,381
Tranche B2, term loan 4.8341% 7/31/16 (d)	6,884,030	6,884,030
Floating Rate Loans (e) - continued
	Principal Amount	Value
Specialty Retailing - continued
Sally Holdings LLC Tranche B, term loan 2.5% 11/16/13 (d)	$ 8,759,795	$ 8,749,283
Toys 'R' Us, Inc. term loan 6% 9/1/16 (d)	9,671,400	9,732,330
		48,427,738
Steel - 0.3%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	5,000,000	4,993,750
Tube City IMS Corp.:
Revolving Credit-Linked Deposit 2.1% 1/25/14 (d)	566,838	562,587
term loan 2.2462% 1/25/14 (d)	4,489,356	4,455,686
		10,012,023
Super Retail - 2.1%
Bass Pro Group LLC Tranche B, term loan 5.0092% 4/12/15 (d)	7,103,272	7,138,789
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (d)	9,720,000	9,574,200
Dollar General Corp. Tranche B1, term loan 3.0208% 7/6/14 (d)	9,265,093	9,207,187
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	11,162,250	11,204,108
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	24,249,225	24,431,094
		61,555,378
Technology - 11.9%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (d)	12,521,122	12,129,837
Tranche B 3LN, term loan 4.8105% 10/26/17 (d)	20,248,940	19,768,028
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (d)	7,585,000	7,622,925
First Data Corp.:
Tranche B1, term loan 3.002% 9/24/14 (d)	41,199,203	39,345,239
Tranche B2, term loan 3.002% 9/24/14 (d)	25,984,403	24,815,105
Tranche B3, term loan 3.002% 9/24/14 (d)	25,847,826	24,684,674
Flextronics International Ltd.:
Tranche B A1, term loan 2.5035% 10/1/14 (d)	1,078,946	1,068,157
Tranche B-A, term loan 2.5105% 10/1/14 (d)	3,755,331	3,717,778
Freescale Semiconductor, Inc. term loan 4.511% 12/1/16 (d)	39,792,831	39,394,903
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (d)	14,348,470	14,204,985
Tranche 2LN, term loan 6.057% 6/11/15 (d)	30,920,000	30,765,400
MDA Information Products Tranche B, term loan 7% 1/4/17 (d)	9,700,688	9,713,298
Floating Rate Loans (e) - continued
	Principal Amount	Value
Technology - continued
NDS Group PLC Tranche B, term loan 4% 3/10/18 (d)	$ 9,530,000	$ 9,494,263
NXP BV term loan 4.5% 3/7/17 (d)	27,915,000	28,159,256
Rovi Corp. Tranche B, term loan 4% 2/7/18 (d)	2,275,000	2,286,375
Serena Software, Inc. term loan 4.3095% 3/10/16 (d)	6,925,667	6,873,724
Springboard Finance LLC term loan 7% 2/23/15 (d)	4,750,000	4,750,000
SunGard Data Systems, Inc. term loan 2.0083% 2/28/14 (d)	24,055,419	23,965,211
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (d)	19,060,000	19,298,250
Tranche 2 LN, term loan 9.75% 6/16/17 (d)	14,590,000	15,027,700
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (d)	14,540,125	14,549,213
		351,634,321
Telecommunications - 9.6%
Airvana Networks Solutions, Inc. term loan 4.5% 3/18/15 (d)	14,580,000	14,561,775
Asurion Corp.:
Tranche 1LN, term loan 3.267% 7/3/14 (d)	19,207,500	19,088,414
Tranche 2LN, term loan 6.758% 7/3/15 (d)	18,700,000	18,513,000
Tranche B 2LN, term loan 6.75% 3/31/15 (d)	9,700,688	9,821,946
Consolidated Communications, Inc. term loan 2.75% 12/31/14 (d)	5,000,000	4,925,000
Digicel International Finance Ltd.:
Tranche A, term loan 3.8125% 3/30/12 (d)	24,464,892	24,097,919
Tranche C, term loan 3.8125% 3/23/12 (d)	941,855	927,727
Tranche D, term loan 3.8125% 3/31/15 (d)	41,098,690	40,482,209
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (d)	27,936,468	27,063,453
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (d)	47,923,189	47,024,630
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (d)	24,315,000	24,528,972
Level 3 Financing, Inc. term loan 2.5531% 3/13/14 (d)	24,020,000	23,239,350
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	29,294,658	29,504,705
		283,779,100
TOTAL FLOATING RATE LOANS (Cost $2,455,329,267)		2,548,208,923
Nonconvertible Bonds - 7.5%
	Principal Amount	Value
Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (c)	$ 1,769,000	$ 1,868,418
Banks & Thrifts - 0.7%
Ally Financial, Inc. 3.512% 2/11/14 (d)	20,000,000	20,000,000
Chemicals - 0.1%
Lyondell Chemical Co. 11% 5/1/18	2,618,809	2,939,613
Diversified Financial Services - 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	6,450,000	6,627,375
Ineos Finance PLC 9% 5/15/15 (c)	2,175,000	2,349,000
MU Finance PLC 8.375% 2/1/17 (c)	14,655,000	15,844,986
		24,821,361
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	3,285,000	3,441,038
Energy - 0.6%
ATP Oil & Gas Corp. 11.875% 5/1/15	4,865,000	5,108,250
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	7,780,000	7,702,200
Stone Energy Corp. 6.75% 12/15/14	4,860,000	4,811,400
		17,621,850
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (c)	2,050,000	2,193,500
Gaming - 1.1%
Chukchansi Economic Development Authority 3.9428% 11/15/12 (c)(d)	8,886,000	6,575,640
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (c)	4,125,000	4,259,063
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	8,012,438
MGM Mirage, Inc.:
10.375% 5/15/14	3,350,000	3,835,750
11.125% 11/15/17	4,715,000	5,410,463
13% 11/15/13	2,720,000	3,270,800
		31,364,154
Insurance - 0.1%
USI Holdings Corp. 4.188% 11/15/14 (c)(d)	3,050,000	2,966,125
Leisure - 0.1%
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	3,260,000	3,549,325
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0544% 8/1/14 (d)	5,350,000	5,243,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.3%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)	$ 8,830,000	$ 9,116,975
Restaurants - 0.2%
Dave & Buster's, Inc. 11% 6/1/18	5,000,000	5,412,500
Services - 0.8%
ARAMARK Corp. 3.8044% 2/1/15 (d)	10,595,000	10,489,050
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.813% 5/15/14 (d)	12,975,000	12,650,625
		23,139,675
Technology - 1.6%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (d)	10,816,833	11,033,170
Freescale Semiconductor, Inc.:
4.1845% 12/15/14 (d)	18,925,000	18,451,875
10.125% 3/15/18 (c)	4,870,000	5,430,050
NXP BV/NXP Funding LLC 3.0531% 10/15/13 (d)	11,385,000	11,271,150
Spansion LLC 7.875% 11/15/17 (c)	2,175,000	2,196,750
		48,382,995
Telecommunications - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	7,300,000	7,892,760
Clearwire Escrow Corp. 12% 12/1/15 (c)	10,000,000	10,812,000
		18,704,760
TOTAL NONCONVERTIBLE BONDS (Cost $204,259,704)		220,765,289
Common Stocks - 2.2%
	Shares
Chemicals - 1.8%
LyondellBasell Industries NV Class A (a)	1,353,088	53,514,630
Publishing/Printing - 0.3%
RDA Holding Co. (a)	302,519	9,680,608
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	85,778	1,447,075
TOTAL COMMON STOCKS (Cost $31,332,218)		64,642,313
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	$ 29
Cash Equivalents - 6.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $198,459,000)	$ 198,459,634	198,459,000
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,889,380,218)		3,032,075,554
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(78,424,953)
NET ASSETS - 100%		$ 2,953,650,601
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,090,492 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,860,000 and $4,841,775, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$198,459,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 30,378,057
Credit Agricole Securities (USA), Inc.	25,499,708
HSBC Securities (USA), Inc.	66,340,602
Mizuho Securities USA, Inc.	25,499,708
RBS Securities, Inc.	37,991,071
UBS Securities LLC	12,749,854
$ 198,459,000
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,680,608	$ -	$ 9,680,608	$ -
Materials	53,514,630	53,514,630	-	-
Telecommunication Services	1,447,075	1,447,075	-	-
Corporate Bonds	220,765,289	-	220,765,289	-
Floating Rate Loans	2,548,208,923	-	2,548,208,923	-
Other	29	-	-	29
Cash Equivalents	198,459,000	-	198,459,000	-
Total Investments in Securities:	$ 3,032,075,554	$ 54,961,705	$ 2,977,113,820	$ 29
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,460,734
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(15,460,705)
Ending Balance	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011
Assets
Investment in securities, at value (including repurchase agreements of $198,459,000) - See accompanying schedule: Unaffiliated issuers (cost $2,889,380,218)		$ 3,032,075,554
Cash		8,669,829
Receivable for investments sold		26,911,982
Receivable for fund shares sold		176,437
Interest receivable		15,406,748
Other receivables		22,026
Total assets		3,083,262,576

Liabilities
Payable for investments purchased	$ 121,722,044
Payable for fund shares redeemed	267,311
Distributions payable	7,617,205
Other payables and accrued expenses	5,415
Total liabilities		129,611,975

Net Assets		$ 2,953,650,601
Net Assets consist of:
Paid in capital		$ 2,810,955,265
Net unrealized appreciation (depreciation) on investments		142,695,336
Net Assets, for 28,925,772 shares outstanding		$ 2,953,650,601
Net Asset Value, offering price and redemption price per share ($2,953,650,601 ÷ 28,925,772 shares)		$ 102.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2011
Investment Income
Interest (including $17,202 from affiliated interfund lending)		$ 90,095,265

Expenses
Custodian fees and expenses	$ 6,441
Independent directors' compensation	7,397
Total expenses before reductions	13,838
Expense reductions	(9,977)	3,861
Net investment income (loss)		90,091,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,244,291
Change in net unrealized appreciation (depreciation) on investment securities		96,319,851
Net gain (loss)		128,564,142
Net increase (decrease) in net assets resulting from operations		$ 218,655,546

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2011	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,091,404	$ 169,655,800
Net realized gain (loss)	32,244,291	12,186,366
Change in net unrealized appreciation (depreciation)	96,319,851	114,116,758
Net increase (decrease) in net assets resulting from operations	218,655,546	295,958,924
Distributions to partners from net investment income	(63,564,655)	(113,285,497)
Affiliated share transactions Proceeds from sales of shares	156,935,617	440,276,841
Reinvestment of distributions	18,901,744	28,956,972
Cost of shares redeemed	(198,115,682)	(798,835,528)
Net increase (decrease) in net assets resulting from share transactions	(22,278,321)	(329,601,715)
Total increase (decrease) in net assets	132,812,570	(146,928,288)

Net Assets
Beginning of period	2,820,838,031	2,967,766,319
End of period	$ 2,953,650,601	$ 2,820,838,031
Other Affiliated Information Shares
Sold	1,560,176	4,658,988
Issued in reinvestment of distributions	188,154	307,103
Redeemed	(1,978,167)	(8,483,019)
Net increase (decrease)	(229,837)	(3,516,928)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 96.75	$ 90.83	$ 84.80	$ 97.62	$ 100.32	$ 100.61
Income from Investment Operations
Net investment income (loss) D	3.114	5.664	5.517	6.638	7.633	6.947
Net realized and unrealized gain (loss)	4.443	4.046	4.831	(13.134)	(2.728)	(.538)
Total from investment operations	7.557	9.710	10.348	(6.496)	4.905	6.409
Distributions to partners from net investment income	(2.197)	(3.790)	(4.318)	(6.324)	(7.605)	(6.699)
Net asset value, end of period	$ 102.11	$ 96.75	$ 90.83	$ 84.80	$ 97.62	$ 100.32
Total Return B, C	7.87%	10.88%	13.45%	(6.98)%	5.00%	6.57%
Ratios to Average Net Assets F
Expenses before reductions	- A, E	- E	- E	- E	- E	.01%
Expenses net of fee waivers, if any	- A, E	- E	- E	- E	- E	.01%
Expenses net of all reductions	- A, E	- E	- E	- E	- E	.01%
Net investment income (loss)	6.24% A	6.02%	7.21%	7.18%	7.66%	6.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,953,651	$ 2,820,838	$ 2,967,766	$ 2,533,733	$ 2,392,139	$ 1,545,370
Portfolio turnover rate	62% A	40%	36%	30%	65%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011

1. Organization.

Fidelity® Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 238,074,310
Gross unrealized depreciation	(34,476,574)
Net unrealized appreciation (depreciation) on securities and other investments	$ 203,597,736

Tax Cost	$ 2,828,477,818

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $857,250,715 and $878,756,598, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 12,537,531.44%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,397.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,580.

Semiannual Report

Notes to Financial Statements - continued

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2011, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2011, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2011 and for the year ended September 30, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2011

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-SANN-0511
1.807410.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	.0020%	$ 1,000.00	$ 1,071.20	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.92	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2011
(by issuer, excluding cash equivalents and interfund loans)	% of fund's net assets	% of fund's net assets 6 months ago
CIT Group, Inc.	2.3	1.6
Ford Motor Credit Co. LLC	1.7	1.4
International Lease Finance Corp.	1.4	2.2
Ship Finance International Ltd.	1.4	1.6
Mirant Americas Generation LLC	1.4	1.1
	8.2
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.4	12.4
Energy	9.5	7.1
Technology	8.4	6.0
Diversified Financial Services	7.9	6.8
Electric Utilities	6.5	6.9
Quality Diversification (% of fund's net assets)
As of March 31, 2011	As of September 30, 2010
BBB 2.6%	BBB 3.4%
BB 29.1%	BB 28.1%
B 51.6%	B 49.2%
CCC,CC,C 10.3%	CCC,CC,C 11.9%
Not Rated 2.1%	Not Rated 2.0%
Equities 1.0%	Equities 0.5%
Interfund Loans 2.6%	Interfund Loans 0.9%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2011*		As of September 30, 2010**
	Interfund Loans 2.6%		Interfund Loans 0.9%
	Nonconvertible Bonds 89.0%		Nonconvertible Bonds 88.9%
	Convertible Bonds, Preferred Stocks 1.0%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.2%		Common Stocks 0.2%
	Floating Rate Loans 6.4%		Floating Rate Loans 5.2%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	14.1%	** Foreign investments	15.9%

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.2%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	$ 1,313,700	$ 1,275,110
Nonconvertible Bonds - 89.0%
Aerospace - 0.6%
BE Aerospace, Inc. 8.5% 7/1/18	1,425,000	1,578,188
TransDigm, Inc. 7.75% 12/15/18 (c)	1,845,000	1,981,069
		3,559,257
Air Transportation - 2.9%
Air Canada 9.25% 8/1/15 (c)	2,625,000	2,743,125
American Airlines, Inc. 7.5% 3/15/16 (c)	1,890,000	1,868,738
American Airlines, Inc. pass-thru trust certificates 8.608% 10/1/12	390,000	390,000
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,939,780	2,046,468
6.75% 9/15/15 (c)	2,105,000	2,120,788
Continental Airlines, Inc. 9.25% 5/10/17	460,683	479,110
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	974,650
6.75% 11/23/15	1,010,000	974,650
8.021% 8/10/22	1,143,085	1,180,235
8.954% 8/10/14	294,276	305,311
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	198,073	199,063
United Air Lines, Inc.:
9.875% 8/1/13 (c)	329,000	347,490
12% 11/1/13 (c)	465,000	503,363
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	624,103	586,657
9.75% 1/15/17	1,024,365	1,162,655
12% 1/15/16 (c)	361,743	406,057
		16,288,360
Automotive - 3.0%
Accuride Corp. 9.5% 8/1/18	1,380,000	1,531,800
American Axle & Manufacturing, Inc. 7.875% 3/1/17	1,255,000	1,267,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 385,000	$ 381,150
6.75% 2/15/21	255,000	253,725
Ford Motor Credit Co. LLC:
6.625% 8/15/17	2,030,000	2,161,950
7% 4/15/15	2,685,000	2,906,513
8% 6/1/14	490,000	546,938
8% 12/15/16	1,405,000	1,593,026
12% 5/15/15	1,610,000	2,028,600
Navistar International Corp. 8.25% 11/1/21	1,700,000	1,882,750
Tenneco, Inc.:
6.875% 12/15/20	1,005,000	1,030,125
7.75% 8/15/18	860,000	922,350
		16,506,477
Banks & Thrifts - 2.3%
Ally Financial, Inc.:
3.512% 2/11/14 (e)	1,940,000	1,940,000
4.5% 2/11/14	1,855,000	1,855,000
7.5% 9/15/20 (c)	635,000	674,173
8% 3/15/20	675,000	735,750
Bank of America Corp.:
8% (d)(e)	450,000	482,625
8.125% (d)(e)	595,000	638,138
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	795,000	774,131
General Motors Acceptance Corp. 6.875% 8/28/12	1,890,000	1,984,500
GMAC LLC 8% 12/31/18	1,215,000	1,293,975
Regions Bank 7.5% 5/15/18	1,460,000	1,541,938
Zions Bancorp. 7.75% 9/23/14	885,000	960,041
		12,880,271
Broadcasting - 2.0%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,255,450
Belo Corp. 8% 11/15/16	770,000	839,300
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	1,520,000	1,641,600
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,260,000	1,118,250
9% 3/1/21 (c)	1,240,000	1,240,000
11% 8/1/16 pay-in-kind (e)	944,031	873,229
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	$ 2,250,000	$ 2,452,500
Univision Communications, Inc. 8.5% 5/15/21 (c)	1,330,000	1,369,900
		10,790,229
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (c)	2,405,000	2,447,088
Cable TV - 3.7%
Cablevision Systems Corp.:
7.75% 4/15/18	815,000	883,216
8.625% 9/15/17	1,815,000	2,019,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19	2,225,000	2,275,063
7% 1/15/19 (c)	485,000	495,913
7.25% 10/30/17	1,870,000	1,944,800
7.875% 4/30/18	1,870,000	1,991,550
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	4,935,000	5,132,400
Insight Communications, Inc. 9.375% 7/15/18 (c)	2,305,000	2,558,550
Kabel BW Erste Beteiligungs GmbH 7.5% 3/15/19 (c)	175,000	178,938
UPC Germany GmbH 8.125% 12/1/17 (c)	1,310,000	1,382,050
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	1,520,000	1,493,400
		20,355,068
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,040,000	2,177,700
SPX Corp. 6.875% 9/1/17 (c)	2,015,000	2,161,088
		4,338,788
Chemicals - 2.1%
Celanese US Holdings LLC 6.625% 10/15/18 (c)	1,225,000	1,264,813
Huntsman International LLC 5.5% 6/30/16	815,000	798,700
LBI Escrow Corp. 8% 11/1/17 (c)	860,000	946,000
Lyondell Chemical Co. 11% 5/1/18	3,835,000	4,304,788
Nalco Co. 6.625% 1/15/19 (c)	1,025,000	1,054,469
NOVA Chemicals Corp.:
3.5678% 11/15/13 (e)	845,000	840,775
6.5% 1/15/12	995,000	1,022,363
8.375% 11/1/16	1,425,000	1,571,063
		11,802,971
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 0.6%
Jarden Corp. 6.125% 11/15/22	$ 515,000	$ 504,700
NBTY, Inc. 9% 10/1/18 (c)	1,860,000	2,013,450
Visant Corp. 10% 10/1/17	805,000	869,400
		3,387,550
Containers - 0.7%
Greif, Inc. 6.75% 2/1/17	3,670,000	3,890,200
Diversified Financial Services - 7.4%
Aircastle Ltd. 9.75% 8/1/18	1,030,000	1,140,725
CIT Group, Inc.:
5.25% 4/1/14 (c)	1,095,000	1,101,899
6.625% 4/1/18 (c)	1,095,000	1,116,900
7% 5/1/13	87,775	89,530
7% 5/1/14	1,830,921	1,858,385
7% 5/1/15	2,005,921	2,015,951
7% 5/1/16	3,143,202	3,143,202
7% 5/1/17	3,245,485	3,245,485
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	3,060,000	3,144,150
8% 1/15/18	3,410,000	3,503,775
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	580,000	487,200
Ineos Finance PLC 9% 5/15/15 (c)	1,850,000	1,998,000
International Lease Finance Corp.:
5.65% 6/1/14	605,000	608,025
6.5% 9/1/14 (c)	1,000,000	1,058,800
6.75% 9/1/16 (c)	1,000,000	1,062,500
8.875% 9/15/15 (c)	1,530,000	1,675,350
8.875% 9/1/17	2,175,000	2,457,750
9% 3/15/17 (c)	1,215,000	1,354,725
National Money Mart Co. 10.375% 12/15/16	1,380,000	1,535,250
Nuveen Investments, Inc.:
5.5% 9/15/15	1,235,000	1,074,450
10.5% 11/15/15 (c)	615,000	628,838
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	1,400,000	1,536,500
SLM Corp. 8% 3/25/20	1,753,000	1,902,005
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	2,835,000	3,253,163
		40,992,558
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 2.1%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	$ 2,050,000	$ 2,219,125
Checkout Holding Corp. 0% 11/15/15 (c)	530,000	345,825
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	2,140,000	2,345,975
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (c)	2,590,000	2,777,775
11.5% 5/1/16	682,000	803,055
11.625% 2/1/14	946,000	1,111,550
Quebecor Media, Inc.:
7.75% 3/15/16	790,000	817,650
7.75% 3/15/16	1,010,000	1,045,350
		11,466,305
Electric Utilities - 6.4%
AES Corp.:
7.75% 10/15/15	2,500,000	2,675,000
8% 10/15/17	905,000	966,088
9.75% 4/15/16	1,470,000	1,686,825
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	3,340,000	3,640,600
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	315,000	317,363
Dynegy Holdings, Inc. 7.5% 6/1/15	1,485,000	1,204,706
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	1,030,000	1,071,200
9.875% 10/15/20 (c)	995,000	1,039,775
Intergen NV 9% 6/30/17 (c)	2,560,000	2,758,400
Mirant Americas Generation LLC:
8.5% 10/1/21	3,540,000	3,672,750
9.125% 5/1/31	3,745,000	3,866,713
NRG Energy, Inc. 7.375% 2/1/16	505,000	522,675
NSG Holdings II, LLC 7.75% 12/15/25 (c)	5,220,000	5,089,500
NV Energy, Inc. 6.25% 11/15/20	1,490,000	1,512,350
Otter Tail Corp. 9% 12/15/16	1,115,000	1,220,925
Puget Energy, Inc. 6.5% 12/15/20 (c)	1,510,000	1,528,875
RRI Energy, Inc. 7.625% 6/15/14	2,265,000	2,344,275
		35,118,020
Energy - 9.5%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	630,000	644,175
Antero Resources Finance Corp. 9.375% 12/1/17	1,980,000	2,160,576
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Calfrac Holdings LP 7.5% 12/1/20 (c)	$ 1,680,000	$ 1,738,800
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,716,078
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	830,000	907,190
Denbury Resources, Inc. 6.375% 8/15/21	1,145,000	1,167,900
Drummond Co., Inc. 7.375% 2/15/16	2,530,000	2,605,900
Edgen Murray Corp. 12.25% 1/15/15	1,835,000	1,802,888
Energy Transfer Equity LP 7.5% 10/15/20	1,315,000	1,430,063
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	3,170,000	3,138,300
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	2,320,000	2,366,400
Frontier Oil Corp.:
6.875% 11/15/18	620,000	646,350
8.5% 9/15/16	1,395,000	1,513,575
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	980,000	1,019,200
7% 10/1/18 (c)	1,140,000	1,188,450
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	2,025,000	2,070,563
LINN Energy LLC:
7.75% 2/1/21 (c)	1,195,000	1,272,675
8.625% 4/15/20 (c)	1,515,000	1,681,650
Offshore Group Investment Ltd. 11.5% 8/1/15	1,935,000	2,143,013
Pan American Energy LLC 7.875% 5/7/21 (c)	1,990,000	2,139,250
Petrohawk Energy Corp.:
7.25% 8/15/18 (c)	1,600,000	1,648,000
7.25% 8/15/18	1,250,000	1,284,375
7.875% 6/1/15	410,000	434,600
10.5% 8/1/14	1,355,000	1,556,489
Pioneer Natural Resources Co. 6.65% 3/15/17	1,210,000	1,306,800
Plains Exploration & Production Co.:
7% 3/15/17	2,250,000	2,323,125
10% 3/1/16	630,000	707,931
Precision Drilling Corp. 6.625% 11/15/20 (c)	2,415,000	2,487,450
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,080,000	3,049,200
11.75% 1/1/16	1,030,000	1,199,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	455,000	450,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
7.875% 10/15/18 (c)	$ 1,360,000	$ 1,411,000
Venoco, Inc. 8.875% 2/15/19 (c)	1,165,000	1,162,088
		52,374,454
Food & Drug Retail - 0.7%
Albertsons, Inc.:
7.45% 8/1/29	610,000	481,900
8% 5/1/31	535,000	438,700
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	760,000	788,500
SUPERVALU, Inc. 8% 5/1/16	595,000	594,286
Tops Markets LLC 10.125% 10/15/15	1,240,000	1,336,100
		3,639,486
Food/Beverage/Tobacco - 0.3%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	1,670,000	1,715,925
Gaming - 3.5%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	1,035,000	1,025,944
Chukchansi Economic Development Authority 8% 11/15/13 (c)	90,000	66,600
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	1,265,000	1,306,113
11.5% 1/15/17 pay-in-kind (c)(e)	1,720,000	1,737,439
Las Vegas Sands Corp. 6.375% 2/15/15	1,275,000	1,298,906
MCE Finance Ltd. 10.25% 5/15/18	1,970,000	2,255,650
MGM Mirage, Inc.:
5.875% 2/27/14	1,380,000	1,324,800
6.625% 7/15/15	2,155,000	2,047,250
6.75% 4/1/13	580,000	583,654
7.5% 6/1/16	710,000	669,175
7.625% 1/15/17	1,675,000	1,591,250
MGM Resorts International:
10% 11/1/16 (c)	2,045,000	2,157,475
11.375% 3/1/18	950,000	1,052,125
Scientific Games Corp. 7.875% 6/15/16 (c)	1,330,000	1,394,771
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	915,000	973,331
		19,484,483
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 5.5%
DaVita, Inc.:
6.375% 11/1/18	$ 720,000	$ 726,336
6.625% 11/1/20	625,000	632,813
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14	1,835,000	2,004,738
Giant Funding Corp. 8.25% 2/1/18 (c)	805,000	826,131
HCA Holdings, Inc. 7.75% 5/15/21 (c)	1,100,000	1,146,750
HCA, Inc.:
9.125% 11/15/14	1,930,000	2,026,500
9.25% 11/15/16	1,965,000	2,112,375
9.625% 11/15/16 pay-in-kind (e)	1,456,000	1,568,840
9.875% 2/15/17	790,000	884,800
HealthSouth Corp.:
7.25% 10/1/18	1,035,000	1,076,400
7.75% 9/15/22	555,000	575,813
Mylan, Inc.:
6% 11/15/18 (c)	1,660,000	1,666,142
7.625% 7/15/17 (c)	1,510,000	1,625,138
7.875% 7/15/20 (c)	230,000	250,125
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (c)	775,000	794,375
7% 1/15/16	435,000	448,322
7.5% 2/15/20	820,000	879,450
Rotech Healthcare, Inc. 10.5% 3/15/18 (c)	415,000	411,888
Senior Housing Properties Trust 6.75% 4/15/20	1,320,000	1,395,740
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	265,000	261,688
6.75% 8/15/21 (c)	675,000	640,406
6.875% 12/1/18 (c)	1,825,000	1,788,500
7% 10/1/20 (c)	165,000	160,050
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
7.75% 2/1/19 (c)	635,000	645,351
8% 2/1/18	2,475,000	2,536,875
8% 2/1/18 (c)	1,430,000	1,465,750
Ventas Realty LP:
Series 1, 6.5% 6/1/16	215,000	223,063
6.5% 6/1/16	1,400,000	1,452,500
		30,226,859
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.8%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	$ 1,635,000	$ 1,684,050
KB Home 7.25% 6/15/18	930,000	911,400
Lennar Corp.:
5.6% 5/31/15	295,000	290,575
6.95% 6/1/18	770,000	762,300
12.25% 6/1/17	760,000	927,200
Realogy Corp. 7.875% 2/15/19 (c)	895,000	893,837
Standard Pacific Corp.:
8.375% 5/15/18	1,085,000	1,125,688
8.375% 5/15/18 (c)	1,830,000	1,903,200
10.75% 9/15/16	1,100,000	1,281,500
		9,779,750
Hotels - 0.7%
Host Hotels & Resorts LP:
6% 11/1/20	2,400,000	2,358,000
9% 5/15/17	1,025,000	1,155,688
Host Marriott LP 7.125% 11/1/13	154,000	156,310
		3,669,998
Leisure - 1.9%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	1,465,000	1,576,706
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	920,000	995,900
NCL Corp. Ltd. 9.5% 11/15/18 (c)	750,000	791,250
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	660,000	805,200
yankee 7.25% 6/15/16	2,310,000	2,460,150
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	1,653,435
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	560,000	609,700
10.875% 11/15/16	1,335,000	1,501,875
		10,394,216
Metals/Mining - 1.6%
Aleris International, Inc. 7.625% 2/15/18 (c)	570,000	572,850
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	330,000	338,250
CONSOL Energy, Inc. 8% 4/1/17	1,305,000	1,432,238
Drummond Co., Inc. 9% 10/15/14 (c)	375,000	397,500
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	3,240,000	3,373,488
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 2,005,000	$ 2,045,100
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (c)	550,000	588,500
		8,747,926
Paper - 0.0%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	242,000	263,780
Publishing/Printing - 0.3%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	1,785,000	1,838,550
Services - 4.5%
ARAMARK Corp.:
3.8044% 2/1/15 (e)	1,780,000	1,762,200
8.5% 2/1/15	2,570,000	2,679,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.813% 5/15/14 (e)	975,000	950,625
7.625% 5/15/14	2,117,000	2,172,465
7.75% 5/15/16	2,225,000	2,299,983
FTI Consulting, Inc.:
6.75% 10/1/20 (c)	1,540,000	1,559,250
7.75% 10/1/16	760,000	796,100
Hertz Corp.:
6.75% 4/15/19 (c)	875,000	864,063
7.375% 1/15/21 (c)	850,000	867,000
7.5% 10/15/18 (c)	4,400,000	4,554,000
8.875% 1/1/14	692,000	709,300
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	3,070,000	3,108,375
PHH Corp. 9.25% 3/1/16	995,000	1,077,088
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(e)	1,360,000	1,441,600
		24,841,274
Shipping - 2.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,100,000	1,139,930
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (c)	690,000	692,622
8.875% 11/1/17	1,655,000	1,787,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	500,780
8.125% 3/30/18	1,430,000	1,419,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 7,745,000	$ 7,861,142
Swift Services Holdings, Inc. 10% 11/15/18 (c)	1,280,000	1,388,800
		14,789,949
Specialty Retailing - 0.6%
Sears Holdings Corp. 6.625% 10/15/18 (c)	3,175,000	3,083,878
Steel - 1.2%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	1,390,000	1,390,000
Severstal Columbus LLC 10.25% 2/15/18	3,060,000	3,373,650
Steel Dynamics, Inc. 6.75% 4/1/15	1,080,000	1,116,504
Tube City IMS Corp. 9.75% 2/1/15	775,000	809,875
		6,690,029
Super Retail - 1.6%
AutoNation, Inc. 6.75% 4/15/18	1,150,000	1,196,000
J. Crew Group, Inc. 8.125% 3/1/19 (c)	815,000	799,719
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	2,060,000	2,209,350
QVC, Inc. 7.125% 4/15/17 (c)	725,000	763,063
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	1,315,000	1,492,525
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	1,140,000	1,219,800
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	740,000	777,000
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (c)	665,000	671,650
		9,129,107
Technology - 7.8%
Advanced Micro Devices, Inc. 7.75% 8/1/20	2,600,000	2,678,000
Amkor Technology, Inc. 7.375% 5/1/18	2,520,000	2,595,600
Avaya, Inc.:
9.75% 11/1/15	1,070,000	1,086,050
10.125% 11/1/15 pay-in-kind (e)	1,060,000	1,081,200
CDW Escrow Corp. 8.5% 4/1/19 (c)	1,095,000	1,096,314
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	1,490,000	1,590,575
CommScope, Inc. 8.25% 1/15/19 (c)	875,000	915,425
Fidelity National Information Services, Inc.:
7.625% 7/15/17	495,000	535,838
7.875% 7/15/20	655,000	715,588
First Data Corp.:
8.25% 1/15/21 (c)	615,000	613,463
8.75% 1/15/22 pay-in-kind (c)(e)	625,000	605,924
9.875% 9/24/15	615,000	628,838
11.25% 3/31/16	1,940,000	1,932,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
12.625% 1/15/21 (c)	$ 370,000	$ 401,450
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (c)	1,350,000	1,474,875
10.125% 3/15/18 (c)	1,980,000	2,207,700
Jabil Circuit, Inc.:
7.75% 7/15/16	1,340,000	1,520,900
8.25% 3/15/18	140,000	158,900
Lucent Technologies, Inc.:
6.45% 3/15/29	1,570,000	1,350,200
6.5% 1/15/28	2,150,000	1,849,000
Seagate HDD Cayman 6.875% 5/1/20 (c)	730,000	726,350
Seagate Technology HDD Holdings 6.8% 10/1/16	1,190,000	1,249,500
Spansion LLC 7.875% 11/15/17 (c)	2,945,000	2,974,450
SunGard Data Systems, Inc.:
7.375% 11/15/18 (c)	705,000	720,863
7.625% 11/15/20 (c)	705,000	725,234
10.25% 8/15/15	1,040,000	1,092,000
Terremark Worldwide, Inc.:
9.5% 11/15/13 (c)	660,000	679,008
12% 6/15/17	2,100,000	2,593,500
Viasystems, Inc. 12% 1/15/15 (c)	740,000	836,200
Xerox Capital Trust I 8% 2/1/27	6,230,000	6,339,025
		42,974,695
Telecommunications - 9.8%
Citizens Communications Co.:
7.875% 1/15/27	425,000	404,813
9% 8/15/31	1,430,000	1,462,175
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	330,000	356,796
Cleveland Unlimited, Inc. 14.5% 12/15/10 (c)(e)	585,000	438,750
Digicel Group Ltd.:
8.25% 9/1/17 (c)	2,140,000	2,268,400
8.875% 1/15/15 (c)	2,485,000	2,584,400
9.125% 1/15/15 pay-in-kind (c)(e)	770,000	802,725
12% 4/1/14 (c)	825,000	961,125
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,497,300
Frontier Communications Corp.:
8.125% 10/1/18	2,365,000	2,536,463
8.25% 4/15/17	1,280,000	1,382,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.: - continued
8.5% 4/15/20	$ 435,000	$ 470,888
Global Crossing Ltd.:
9% 11/15/19 (c)	1,215,000	1,205,888
12% 9/15/15	2,205,000	2,508,188
Intelsat Bermuda Ltd.:
11.25% 2/4/17	745,000	812,050
11.5% 2/4/17 pay-in-kind (e)	2,113,936	2,284,372
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	1,760,000	1,883,200
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (c)	1,590,000	1,595,963
7.5% 4/1/21 (c)	1,780,000	1,791,125
Intelsat Ltd. 11.25% 6/15/16	950,000	1,014,125
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	1,160,000	1,197,700
MetroPCS Wireless, Inc. 7.875% 9/1/18	1,795,000	1,925,138
Nextel Communications, Inc.:
5.95% 3/15/14	1,745,000	1,749,363
6.875% 10/31/13	2,435,000	2,453,263
7.375% 8/1/15	3,000,000	3,011,250
NII Capital Corp.:
8.875% 12/15/19	1,250,000	1,378,125
10% 8/15/16	2,110,000	2,405,400
Qwest Communications International, Inc. Series B 7.5% 2/15/14	525,000	533,531
Sprint Capital Corp. 6.875% 11/15/28	445,000	410,513
Sprint Nextel Corp. 6% 12/1/16	2,910,000	2,920,913
U.S. West Communications 7.5% 6/15/23	1,750,000	1,758,750
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	770,000	804,650
11.75% 7/15/17 (c)	2,070,000	2,390,850
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	2,518,643	2,969,830
		54,170,422
TOTAL NONCONVERTIBLE BONDS		491,637,923
TOTAL CORPORATE BONDS (Cost $456,320,074)		492,913,033
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (c)(e) (Cost $451,804)	$ 623,008	$ 254,187
Common Stocks - 0.2%
	Shares
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f) (Cost $5,834,134)	144,445	1,157,004
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Automotive - 0.3%
General Motors Co. 4.75%	40,000	1,928,000
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	322,080
TOTAL CONVERTIBLE PREFERRED STOCKS		2,250,080
Nonconvertible Preferred Stocks - 0.4%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	1,855	1,697,325
Diversified Financial Services - 0.1%
GMAC Capital Trust I 8.125%	23,332	594,966
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,292,291
TOTAL PREFERRED STOCKS (Cost $4,520,441)		4,542,371
Floating Rate Loans - 6.4%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5055% 4/30/14 (e)	$ 836,936	832,751
US Airways Group, Inc. term loan 2.7525% 3/23/14 (e)	2,095,486	1,922,609
		2,755,360
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1964% 12/27/14 (e)	$ 1,656,517	$ 1,610,963
Tranche C, term loan 2.1886% 12/27/15 (e)	982,988	953,498
		2,564,461
Broadcasting - 1.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8962% 1/29/16 (e)	3,502,227	3,086,337
Univision Communications, Inc. term loan 4.4962% 3/31/17 (e)	2,449,014	2,390,850
		5,477,187
Consumer Products - 0.3%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	1,516,200	1,514,305
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	885,828	891,364
Tranche 2LN, term loan 10% 9/2/16 (e)	1,045,000	1,068,513
		1,959,877
Diversified Financial Services - 0.4%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	2,193,600	2,256,666
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	105,000	105,525
		2,362,191
Gaming - 0.2%
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (e)	1,130,036	1,106,023
Tranche I, term loan 3% 11/23/16 (e)	232,183	227,249
		1,333,272
Leisure - 0.5%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	1,655,495	1,672,050
Six Flags, Inc. Tranche B, term loan 5.4605% 6/30/16 (e)	865,000	873,650
		2,545,700
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,563,786
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	424,509	427,184
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,080,000	1,078,650
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - 0.1%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	$ 215,000	$ 214,205
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	242,550	243,460
		457,665
Technology - 0.4%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	165,000	165,825
First Data Corp. Tranche B1, term loan 3.002% 9/24/14 (e)	2,460,000	2,349,300
		2,515,125
Telecommunications - 1.6%
Asurion Corp.:
Tranche 2LN, term loan 6.758% 7/3/15 (e)	2,593,534	2,567,599
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	2,334,150	2,363,327
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (e)	605,000	593,656
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0595% 3/17/18 (e)	1,900,238	1,895,487
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	1,515,000	1,522,575
		8,942,644
TOTAL FLOATING RATE LOANS (Cost $33,446,801)		35,497,407
Interfund Loans - 2.6%

With Fidelity Advisor Large Cap Fund Institutional Class, at 0.36% due 4/1/2011 (b) (Cost $14,497,000)	14,497,000	14,497,000
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $3,156,000)	$ 3,156,010	$ 3,156,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $518,226,254)		552,017,002
NET OTHER ASSETS (LIABILITIES) - 0.1%		400,002
NET ASSETS - 100%		$ 552,417,004
Legend
(a) Non-income producing
(b) Loan is with an affiliated fund.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,048,158 or 34.8% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,157,004 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,156,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 483,088
Credit Agricole Securities (USA), Inc.	405,510
HSBC Securities (USA), Inc.	1,054,983
Mizuho Securities USA, Inc.	405,510
RBS Securities, Inc.	604,154
UBS Securities LLC	202,755
$ 3,156,000
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,085,004	$ 1,928,000	$ -	$ 1,157,004
Financials	2,292,291	594,966	1,697,325	-
Utilities	322,080	322,080	-	-
Corporate Bonds	492,913,033	-	492,474,283	438,750
Commercial Mortgage Securities	254,187	-	-	254,187
Floating Rate Loans	35,497,407	-	35,497,407	-
Cash Equivalents	3,156,000	-	3,156,000	-
Interfund Loans	14,497,000		14,497,000	-
Total Investments in Securities:	$ 552,017,002	$ 2,845,046	$ 547,322,015	$ 1,849,941
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,151,602
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	147,986
Cost of Purchases	-
Proceeds of Sales	(28,637)
Amortization/Accretion	(160)
Transfers in to Level 3	579,150
Transfers out of Level 3	-
Ending Balance	$ 1,849,941
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 147,986

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.9%
Bermuda	4.9%
Canada	2.8%
Luxembourg	1.6%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,156,000) - See accompanying schedule: Unaffiliated issuers (cost $503,729,254)	$ 537,520,002
Other affiliated issuers (cost $14,497,000)	14,497,000
Total Investments (cost $518,226,254)		$ 552,017,002
Cash		29,354
Receivable for investments sold		1,294,479
Receivable for fund shares sold		126,633
Interest receivable		10,225,943
Other affiliated receivables		236
Other receivables		18,756
Total assets		563,712,403

Liabilities
Payable for investments purchased	$ 10,867,712
Payable for fund shares redeemed	422,296
Distributions payable	311
Other payables and accrued expenses	5,080
Total liabilities		11,295,399

Net Assets		$ 552,417,004
Net Assets consist of:
Paid in capital		$ 518,626,256
Net unrealized appreciation (depreciation) on investments		33,790,748
Net Assets, for 5,569,970 shares outstanding		$ 552,417,004
Net Asset Value, offering price and redemption price per share ($552,417,004 ÷ 5,569,970 shares)		$ 99.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 101,563
Interest (including $15,418 from affiliated interfund lending)		24,733,114
Total income		24,834,677

Expenses
Custodian fees and expenses	$ 6,231
Independent directors' compensation	1,597
Total expenses before reductions	7,828
Expense reductions	(1,914)	5,914
Net investment income (loss)		24,828,763
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		22,836,481
Change in net unrealized appreciation (depreciation) on investment securities		(5,132,845)
Net gain (loss)		17,703,636
Net increase (decrease) in net assets resulting from operations		$ 42,532,399

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,828,763	$ 50,028,548
Net realized gain (loss)	22,836,481	27,438,324
Change in net unrealized appreciation (depreciation)	(5,132,845)	11,668,224
Net increase (decrease) in net assets resulting from operations	42,532,399	89,135,096
Distributions to partners from net investment income	(22,743,587)	(43,841,844)
Affiliated share transactions Proceeds from sales of shares	21,231,983	35,350,324
Reinvestment of distributions	22,741,780	43,838,194
Cost of shares redeemed	(111,159,869)	(33,052,569)
Net increase (decrease) in net assets resulting from share transactions	(67,186,106)	46,135,949
Total increase (decrease) in net assets	(47,397,294)	91,429,201

Net Assets
Beginning of period	599,814,298	508,385,097
End of period	$ 552,417,004	$ 599,814,298
Other Affiliated Information Shares
Sold	216,755	380,086
Issued in reinvestment of distributions	231,671	475,192
Redeemed	(1,123,575)	(355,001)
Net increase (decrease)	(675,149)	500,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 96.05	$ 88.49	$ 85.51	$ 98.50	$ 98.25	$ 97.30
Income from Investment Operations
Net investment income (loss) D	3.944	8.328	8.314	8.305	8.377	7.858
Net realized and unrealized gain (loss)	2.799	6.532	1.745	(13.548)	(.027)	.757
Total from investment operations	6.743	14.860	10.059	(5.243)	8.350	8.615
Distributions to partners from net investment income	(3.613)	(7.300)	(7.079)	(7.747)	(8.100)	(7.665)
Net asset value, end of period	$ 99.18	$ 96.05	$ 88.49	$ 85.51	$ 98.50	$ 98.25
Total Return B,C	7.12%	17.45%	13.45%	(5.71)%	8.70%	9.23%
Ratios to Average Net AssetsF
Expenses before reductions	-% A,E	-% E	-% E	-% E	-% E	.01%
Expenses net of fee waivers, if any	-% A,E	-% E	-% E	-% E	-% E	.01%
Expenses net of all reductions	-% A,E	-% E	-% E	-% E	-% E	.01%
Net investment income (loss)	8.06% A	9.06%	10.77%	8.83%	8.36%	8.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 552,417	$ 599,814	$ 508,385	$ 250,078	$ 297,420	$ 588,163
Portfolio turnover rate	67% A	82%	54%	55%	62%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund  1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,035,925
Gross unrealized depreciation	(6,018,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 38,017,035

Tax Cost	$ 513,999,967

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $195,468,501 and $251,172,615, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 9,488,449.43%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,597.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $317.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0511
1.859211.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Actual	.0256%	$ 1,000.00	$ 1,115.10	$ .13
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.80	$ .13

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2011
United Kingdom 20.0%
Japan 15.6%
France 9.3%
Germany 7.4%
Switzerland 7.2%
United States of America 5.5%
Australia 4.9%
Spain 3.6%
Italy 3.5%
Other 23.0%

As of September 30, 2010
United Kingdom 23.8%
Japan 16.9%
France 8.7%
Germany 7.6%
Switzerland 7.1%
Spain 5.6%
Australia 3.9%
Netherlands 3.3%
United States of America 2.6%
Other 20.5%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	99.4
Short-Term Investments and Net Other Assets	2.3	0.6
Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.3	2.3
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	2.1	1.7
Nestle SA (Switzerland, Food Products)	1.8	2.0
HSBC Holdings PLC (Hong Kong) (United Kingdom, Commercial Banks)	1.6	1.7
Banco Santander SA (Spain, Commercial Banks)	1.4	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.4
BHP Billiton Ltd. (Australia, Metals & Mining)	1.2	1.4
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.1	1.3
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.1	0.6
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.5
	15.1
Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	24.1
Industrials	13.0	11.4
Materials	11.6	10.1
Consumer Discretionary	10.0	11.3
Consumer Staples	9.5	10.1
Energy	8.5	7.7
Health Care	7.7	8.2
Telecommunication Services	4.9	5.4
Information Technology	5.0	6.1
Utilities	4.7	5.0

Semiannual Report

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 0.1%
YPF SA Class D sponsored ADR	37,400	$ 1,665,796
Australia - 4.9%
AGL Energy Ltd.	60,948	902,038
Australia & New Zealand Banking Group Ltd.	841,165	20,714,102
BHP Billiton Ltd.	480,000	23,036,571
Centamin Egypt Ltd. (United Kingdom) (a)	1,000,000	2,176,085
CSL Ltd.	170,229	6,290,600
MacArthur Coal Ltd.	68,731	824,586
Macquarie Group Ltd.	220,318	8,339,818
Mirabela Nickel Ltd. (a)	2,000,000	4,054,260
Newcrest Mining Ltd.	150,000	6,177,575
Origin Energy Ltd.	115,038	1,929,824
QBE Insurance Group Ltd.	432,674	7,907,203
Westfield Group unit	1,089,729	10,526,668
TOTAL AUSTRALIA		92,879,330
Austria - 0.0%
Osterreichische Elektrizitatswirtschafts AG	10,600	470,767
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	1,995,700	9,469,701
Bailiwick of Jersey - 0.5%
Heritage Oil PLC	117,100	533,487
Shire PLC sponsored ADR	71,600	6,236,360
United Business Media Ltd.	284,800	2,733,381
TOTAL BAILIWICK OF JERSEY		9,503,228
Belgium - 1.0%
Ageas	2,314,100	6,572,931
Anheuser-Busch InBev SA NV	218,858	12,472,657
KBC Groupe SA	11	414
TOTAL BELGIUM		19,046,002
Bermuda - 0.5%
GP Investments, Ltd. unit (a)	916,465	3,564,483
Huabao International Holdings Ltd.	2,979,000	4,580,367
VimpelCom Ltd. ADR	34,800	491,376
TOTAL BERMUDA		8,636,226
Brazil - 1.6%
Amil Participacoes SA	67,800	796,914
Arezzo Industria E Comercio SA	176,000	2,452,455
Banco Pine SA	508,000	4,200,533
Common Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	31,500	$ 488,565
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	26,800	516,436
Diagnosticos da America SA	108,000	1,389,153
Droga Raia SA	19,000	296,757
Drogasil SA	467,100	3,650,627
Energias do Brasil SA	19,400	471,736
Fibria Celulose SA (a)	150,000	2,420,911
HRT Participacoes em Petroleo SA (a)	600	625,119
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR	40,400	1,633,372
QGEP Participacoes SA	29,300	416,354
Souza Cruz Industria Comerico	178,000	1,853,428
Tegma Gestao Logistica	267,800	4,171,227
TIM Participacoes SA sponsored ADR (non-vtg.)	44,500	1,942,425
Vale SA (PN-A)	120,000	3,483,172
TOTAL BRAZIL		30,809,184
British Virgin Islands - 0.1%
HLS Systems International Ltd. (a)	143,458	1,907,991
Canada - 1.8%
Africa Oil Corp. (a)	188,000	376,116
Bombardier, Inc. Class B (sub. vtg.)	1,651,000	12,139,456
Canadian Natural Resources Ltd.	67,600	3,342,007
Ivanhoe Mines Ltd. (a)	230,000	6,306,796
Niko Resources Ltd.	9,100	872,744
Open Text Corp. (a)	26,300	1,633,817
Petrobank Energy & Resources Ltd. (a)	60,300	1,274,154
Petrominerales Ltd.	22,853	865,855
Suncor Energy, Inc.	87,700	3,932,346
Talisman Energy, Inc.	65,200	1,611,678
Valeant Pharmaceuticals International, Inc. (Canada)	48,800	2,435,722
TOTAL CANADA		34,790,691
Cayman Islands - 1.0%
China ZhengTong Auto Services Holdings Ltd.	4,107,500	4,198,008
Hengdeli Holdings Ltd.	11,372,000	5,994,035
Maoye International Holdings Ltd. (d)	11,939,000	5,141,754
Shanda Games Ltd. sponsored ADR (a)	111,100	705,485
Shenguan Holdings Group Ltd.	3,170,000	3,708,508
TOTAL CAYMAN ISLANDS		19,747,790
Common Stocks - continued
	Shares	Value
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	6,700	$ 923,327
China Merchants Bank Co. Ltd. (H Shares)	4,274,160	11,841,224
China Resources Gas Group Ltd.	484,000	660,798
NetEase.com, Inc. sponsored ADR (a)	16,100	797,111
Ping An Insurance Group Co. China Ltd. (H Shares)	169,000	1,713,117
TOTAL CHINA		15,935,577
Denmark - 1.7%
Carlsberg AS Series B	96,700	10,408,221
Novo Nordisk AS Series B	99,524	12,493,732
William Demant Holding AS (a)	96,600	8,362,015
TOTAL DENMARK		31,263,968
Finland - 0.3%
Fortum Corp.	56,300	1,910,987
Neste Oil Oyj	24,600	507,062
Nokian Tyres PLC	63,900	2,718,434
TOTAL FINLAND		5,136,483
France - 9.3%
Accor SA	80,966	3,636,579
Air Liquide SA	60,000	7,969,506
Alcatel-Lucent SA (a)	612,300	3,528,849
Alstom SA	308,001	18,205,853
ALTEN	35,600	1,342,015
Arkema SA	150,000	13,618,965
Atos Origin SA (a)	54,272	3,181,093
AXA SA	501,567	10,476,984
Carrefour SA	156,505	6,926,308
Christian Dior SA	76,500	10,764,762
Club Mediterranee SA (a)	126,455	2,722,966
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	120,900	4,375,371
EDF SA	92,300	3,820,714
GDF Suez	154,400	6,288,509
Iliad Group SA	51,647	6,189,820
JC Decaux SA (a)	20,400	684,344
L'Oreal SA	70,000	8,151,404
PPR SA	43,100	6,603,381
Sanofi-Aventis	166,909	11,691,548
Seche Environment SA	7,900	755,764
Sechilienne-Sidec	16,900	474,159
Societe Generale Series A	262,222	17,032,211
Common Stocks - continued
	Shares	Value
France - continued
Suez Environnement SA	95,100	$ 1,966,962
Technip SA	16,000	1,705,647
Unibail-Rodamco	22,700	4,915,343
Veolia Environnement	87,400	2,721,017
VINCI SA	252,600	15,779,210
TOTAL FRANCE		175,529,284
Germany - 6.7%
BASF AG	200,000	17,291,630
Bayerische Motoren Werke AG (BMW)	110,164	9,168,750
Bilfinger Berger Se	89,941	7,804,164
CTS Eventim AG	60,697	3,914,531
Daimler AG (Germany)	107,599	7,598,642
E.ON AG	311,153	9,499,130
Fresenius Medical Care AG & Co. KGaA	66,400	4,457,767
HeidelbergCement AG	180,000	12,567,527
Kabel Deutschland Holding AG	52,000	2,755,101
Lanxess AG	30,000	2,243,124
MAN SE	118,429	14,763,975
Metro AG	54,700	3,736,217
MTU Aero Engines Holdings AG	125,700	8,520,788
RWE AG	37,041	2,358,450
SAP AG	144,356	8,834,483
Siemens AG	59,612	8,167,096
Symrise AG	100,000	2,931,049
TOTAL GERMANY		126,612,424
Greece - 0.1%
Hellenic Telecommunications Organization SA	51,433	574,157
Motor Oil (HELLAS) Corinth Refineries SA	60,800	788,972
TOTAL GREECE		1,363,129
Hong Kong - 1.9%
AIA Group Ltd.	2,047,600	6,304,479
China Unicom (Hong Kong) Ltd. sponsored ADR	81,900	1,359,540
CLP Holdings Ltd.	111,500	901,621
Henderson Land Development Co. Ltd.	1,477,514	10,238,090
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	280,400	16,582
Hong Kong & China Gas Co. Ltd.	391,000	937,966
Power Assets Holdings Ltd.	511,000	3,416,039
Wharf Holdings Ltd.	1,841,000	12,697,613
TOTAL HONG KONG		35,871,930
Common Stocks - continued
	Shares	Value
India - 0.3%
CESC Ltd. GDR	46,176	$ 321,662
Infrastructure Development Finance Co. Ltd.	979,401	3,399,156
Lupin Ltd.	67,572	632,032
Nava Bharat Ventures Ltd.	78,407	441,188
NTPC Ltd.	175,098	759,040
Power Grid Corp. of India Ltd.	219,403	501,901
Reliance Infrastructure Ltd.	33,660	521,354
TOTAL INDIA		6,576,333
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	2,269,000	1,016,266
PT XL Axiata Tbk (a)	945,500	591,788
TOTAL INDONESIA		1,608,054
Ireland - 0.5%
Ryanair Holdings PLC sponsored ADR	244,800	6,805,440
Smurfit Kappa Group PLC (a)	194,900	2,471,141
United Drug PLC (Ireland)	251,968	820,986
TOTAL IRELAND		10,097,567
Israel - 0.1%
Nice Systems Ltd. sponsored ADR (a)	31,900	1,178,386
Italy - 3.5%
A2A SpA	318,800	516,211
Beni Stabili SpA SIIQ	2,399,000	2,492,832
Enel SpA	957,921	6,036,108
ENI SpA sponsored ADR	252,900	12,424,977
Fiat Industrial SpA (a)	663,300	9,518,796
Fiat SpA	255,400	2,311,981
Intesa Sanpaolo SpA	2,993,288	8,854,042
Intesa Sanpaolo SpA (Risparmio Shares)	1,956,700	5,169,704
Saipem SpA	105,161	5,588,102
Saras Raffinerie Sarde SpA (a)	312,400	809,445
Snam Rete Gas SpA	215,700	1,211,896
Telecom Italia SpA	380,400	584,374
Terna SpA	200,800	960,917
UniCredit SpA	3,945,200	9,747,159
TOTAL ITALY		66,226,544
Japan - 15.6%
Aisin Seiki Co. Ltd.	151,300	5,254,066
Aozora Bank Ltd. (d)	3,735,000	8,443,215
Common Stocks - continued
	Shares	Value
Japan - continued
Astellas Pharma, Inc.	90,700	$ 3,359,057
Brother Industries Ltd.	126,400	1,857,281
Canon, Inc.	219,000	9,420,838
Chiyoda Corp.	555,000	5,085,192
Denso Corp.	296,100	9,826,682
eAccess Ltd. (d)	4,556	2,503,568
Electric Power Development Co. Ltd.	61,100	1,882,261
Fanuc Ltd.	133,400	20,194,866
Fast Retailing Co. Ltd.	7,300	913,762
Fujifilm Holdings Corp.	111,300	3,447,469
Hirose Electric Co. Ltd.	21,800	2,348,680
Honda Motor Co. Ltd.	205,000	7,617,864
Hoya Corp.	143,400	3,272,689
Japan Retail Fund Investment Corp.	1,579	2,472,023
Japan Tobacco, Inc.	1,893	6,839,975
Kansai Electric Power Co., Inc.	131,600	2,865,720
KDDI Corp.	559	3,461,612
Komatsu Ltd.	560,500	19,039,410
Maruichi Steel Tube Ltd.	30,000	741,297
Mazda Motor Corp.	4,085,000	8,988,817
Mitsubishi Corp.	692,100	19,215,522
Mitsubishi Estate Co. Ltd.	615,000	10,404,677
Mitsubishi Tanabe Pharma Corp.	151,000	2,451,151
Mitsubishi UFJ Financial Group, Inc.	3,381,300	15,582,698
Mitsui & Co. Ltd.	674,600	12,094,374
Murata Manufacturing Co. Ltd.	49,400	3,558,059
Nintendo Co. Ltd.	18,800	5,079,493
Nippon Electric Glass Co. Ltd.	102,000	1,444,790
Nippon Telegraph & Telephone Corp.	82,400	3,681,055
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	47,500	1,068,275
NTT DoCoMo, Inc.	711	1,241,449
ORIX Corp.	98,710	9,246,088
Osaka Gas Co. Ltd.	789,000	3,149,738
Otsuka Holdings Co. Ltd.	54,700	1,351,632
Promise Co. Ltd.	185,800	1,302,488
Rakuten, Inc.	3,990	3,588,673
Santen Pharmaceutical Co. Ltd.	50,100	1,997,012
So-net M3, Inc.	213	1,293,393
SOFTBANK CORP.	206,200	8,231,636
Sony Financial Holdings, Inc.	187,400	3,718,030
Start Today Co. Ltd.	274,300	4,244,864
Sumitomo Metal Mining Co. Ltd.	300,000	5,162,027
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	319,500	$ 9,914,372
Taisho Pharmaceutical Co. Ltd.	93,000	2,012,866
Takeda Pharmaceutical Co. Ltd.	31,200	1,455,612
TDK Corp.	33,000	1,950,280
Tohoku Electric Power Co., Inc.	61,900	1,045,746
Tokio Marine Holdings, Inc.	180,600	4,829,609
Tokyo Electric Power Co.	251,800	1,410,916
Tokyo Electron Ltd.	54,600	3,010,173
Tokyo Gas Co. Ltd.	1,064,000	4,861,661
Toshiba Corp.	308,000	1,507,317
Toyota Motor Corp.	121,700	4,830,447
Tsutsumi Jewelry Co. Ltd.	144,400	3,654,927
Uni-Charm Corp.	125,700	4,572,146
TOTAL JAPAN		293,999,540
Korea (South) - 0.4%
Hynix Semiconductor, Inc. (a)	47,100	1,344,487
Hyundai Motor Co.	7,432	1,375,920
LG Electronics, Inc.	10,975	1,050,958
NCsoft Corp.	2,747	627,564
NHN Corp. (a)	5,707	996,708
Samchully Co. Ltd.	5,247	478,523
Samsung Electronics Co. Ltd.	2,551	2,168,293
TOTAL KOREA (SOUTH)		8,042,453
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	180,000	6,505,183
Millicom International Cellular SA	15,600	1,500,252
Ternium SA sponsored ADR	86,000	3,090,840
TOTAL LUXEMBOURG		11,096,275
Mexico - 0.1%
Grupo Mexico SA de CV Series B	400,000	1,495,167
Netherlands - 3.1%
AEGON NV (a)	1,759,900	13,172,751
AerCap Holdings NV (a)	396,000	4,977,720
ASML Holding NV (Netherlands)	83,600	3,716,130
Core Laboratories NV	3,900	398,463
Fugro NV (Certificaten Van Aandelen) unit	48,300	4,254,616
Gemalto NV	53,001	2,605,786
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,194,268	15,153,939
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	365,132	$ 6,217,516
Koninklijke Philips Electronics NV (d)	251,764	8,061,615
TOTAL NETHERLANDS		58,558,536
Norway - 2.0%
Aker Solutions ASA	354,500	8,144,785
DnB NOR ASA	793,400	12,169,196
ElectroMagnetic GeoServices ASA (a)(d)	170,300	332,473
Petroleum Geo-Services ASA (a)	152,000	2,435,792
Telenor ASA	231,000	3,799,892
Yara International ASA	200,000	10,130,152
TOTAL NORWAY		37,012,290
Poland - 0.1%
Eurocash SA	249,900	2,744,210
Portugal - 0.2%
Galp Energia SGPS SA Class B	145,444	3,112,283
Portugal Telecom SGPS SA (Reg.)	91,800	1,060,917
TOTAL PORTUGAL		4,173,200
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	454,718	1,923,120
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	139,467	4,227,245
OAO Gazprom sponsored ADR	72,800	2,354,352
TOTAL RUSSIA		6,581,597
South Africa - 0.6%
Aveng Ltd.	925,900	4,882,054
Barloworld Ltd.	519,000	5,730,907
TOTAL SOUTH AFRICA		10,612,961
Spain - 3.6%
Banco Santander SA	2,337,323	27,251,985
EDP Renovaveis SA (a)	261,130	1,874,804
Enagas SA	43,390	978,578
Grupo Acciona SA	5,209	565,847
Iberdrola SA	324,700	2,822,476
Inditex SA	88,153	7,070,816
Red Electrica Corporacion SA	17,700	1,005,496
Repsol YPF SA sponsored ADR (d)	241,800	8,330,010
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	670,077	$ 16,802,157
Telefonica SA sponsored ADR	36,000	907,920
TOTAL SPAIN		67,610,089
Sweden - 2.1%
Elekta AB (B Shares)	20,200	807,367
H&M Hennes & Mauritz AB (B Shares)	301,125	9,994,663
Intrum Justitia AB (d)	130,000	1,893,918
Sandvik AB	600,600	11,327,320
Swedbank AB (A Shares)	415,500	7,105,994
Telefonaktiebolaget LM Ericsson (B Shares)	583,083	7,498,234
TOTAL SWEDEN		38,627,496
Switzerland - 7.2%
Kuehne & Nagel International AG	52,639	7,364,302
Nestle SA	601,047	34,453,048
Novartis AG	373,129	20,205,306
Roche Holding AG:
(Bearer)	10,072	1,649,242
(participation certificate)	68,136	9,732,655
Schindler Holding AG (participation certificate)	49,220	5,916,046
Syngenta AG (Switzerland)	30,000	9,759,780
The Swatch Group AG (Bearer)	15,220	6,729,278
Transocean Ltd. (a)	83,600	6,516,620
UBS AG (a)	1,086,640	19,548,738
Zurich Financial Services AG	45,499	12,735,757
TOTAL SWITZERLAND		134,610,772
Taiwan - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	271,632	951,474
HTC Corp.	57,000	2,229,213
TOTAL TAIWAN		3,180,687
Turkey - 0.2%
Turkcell Iletisim Hizmet AS sponsored ADR	53,400	802,602
Turkiye Is Bankasi AS Series C	661,000	2,113,831
TOTAL TURKEY		2,916,433
United Kingdom - 20.0%
Afren PLC (a)	326,900	853,949
Anglo American PLC (United Kingdom)	750,000	38,570,589
AstraZeneca PLC:
(United Kingdom)	142,990	6,566,878
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC: - continued
sponsored ADR (d)	123,000	$ 5,672,760
Barclays PLC	3,336,488	14,975,088
BG Group PLC	672,591	16,728,573
BHP Billiton PLC	320,000	12,664,463
BP PLC	2,000,000	14,688,676
British American Tobacco PLC (United Kingdom)	280,200	11,231,150
Britvic PLC	1,124,900	7,134,383
BT Group PLC	1,569,800	4,662,772
Cairn Energy PLC (a)	108,235	802,047
Carphone Warehouse Group PLC (a)	990,707	5,782,860
Centrica PLC	609,466	3,179,286
GlaxoSmithKline PLC	1,135,020	21,619,345
Hikma Pharmaceuticals PLC	57,588	681,529
HSBC Holdings PLC:
(Hong Kong)	2,984,917	30,991,124
(United Kingdom)	332,575	3,433,919
ICAP PLC	801,500	6,786,307
Imperial Tobacco Group PLC	413,424	12,775,369
International Personal Finance PLC	393,207	2,027,838
International Power PLC	343,878	1,698,444
Lloyds Banking Group PLC (a)	14,827,866	13,772,952
Micro Focus International PLC	352,000	1,784,281
Misys PLC	149,537	758,240
National Grid PLC	690,400	6,565,419
Northumbrian Water Group PLC	179,793	957,786
Pearson PLC	220,600	3,895,717
Pennon Group PLC	88,700	888,996
Reckitt Benckiser Group PLC	179,817	9,233,112
Royal Dutch Shell PLC Class A (United Kingdom)	1,191,409	43,254,697
Scottish & Southern Energy PLC	112,029	2,265,383
Severn Trent PLC	20,800	487,315
Shanks Group PLC	179,100	327,701
SuperGroup PLC (d)	143,200	3,348,086
Tesco PLC	2,001,522	12,228,731
Unilever PLC	560,100	17,056,910
United Utilities Group PLC	132,500	1,256,801
Vodafone Group PLC	8,928,136	25,433,983
Xstrata PLC	400,000	9,345,781
TOTAL UNITED KINGDOM		376,389,240
Common Stocks - continued
	Shares	Value
United States of America - 3.2%
AsiaInfo Holdings, Inc. (a)(d)	130,000	$ 2,814,500
Baker Hughes, Inc.	13,900	1,020,677
Baxter International, Inc.	28,700	1,543,199
Cadence Pharmaceuticals, Inc. (a)	130,500	1,201,905
Citigroup, Inc. (a)	1,986,200	8,779,004
Express Scripts, Inc. (a)	56,200	3,125,282
FX Energy, Inc. (a)	50,000	418,000
General Motors Co.	32,600	1,011,578
Global Geophysical Services, Inc. (a)	55,500	802,530
Halliburton Co.	19,100	951,944
ION Geophysical Corp. (a)	77,700	986,013
Lorillard, Inc.	40,400	3,838,404
MagnaChip Semiconductor Corp.	12,100	166,375
Medco Health Solutions, Inc. (a)	41,400	2,325,024
NII Holdings, Inc. (a)	81,000	3,375,270
Stillwater Mining Co. (a)	100,000	2,293,000
Union Pacific Corp.	124,900	12,281,417
Virgin Media, Inc.	259,250	7,204,558
Walter Energy, Inc.	40,000	5,417,200
TOTAL UNITED STATES OF AMERICA		59,555,880
TOTAL COMMON STOCKS (Cost $1,714,633,941)		1,825,456,331
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
ProSiebenSat.1 Media AG	106,200	3,107,508
Volkswagen AG	59,400	9,630,854
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,876,315)		12,738,362
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.16% (b)	11,585,766	11,585,766
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	25,697,954	25,697,954
TOTAL MONEY MARKET FUNDS (Cost $37,283,720)		37,283,720
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $17,577,000)	$ 17,577,056	$ 17,577,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,780,370,976)		1,893,055,413
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,768,598)
NET ASSETS - 100%		$ 1,882,286,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,577,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 2,690,506
Credit Agricole Securities (USA), Inc.	2,258,443
HSBC Securities (USA), Inc.	5,875,615
Mizuho Securities USA, Inc.	2,258,443
RBS Securities, Inc.	3,364,771
UBS Securities LLC	1,129,222
$ 17,577,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,711
Fidelity Securities Lending Cash Central Fund	219,538
Total	$ 241,249
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 376,389,240	$ 188,830,844	$ 187,558,396	$ -
Japan	293,999,540	241,710,817	52,288,723	-
France	175,529,284	157,587,870	17,941,414	-
Germany	139,350,786	139,350,786	-	-
Switzerland	134,610,772	85,096,948	49,513,824	-
Australia	92,879,330	69,842,759	23,036,571	-
Spain	67,610,089	23,555,947	44,054,142	-
Italy	66,226,544	65,642,170	584,374	-
United States of America	59,555,880	59,555,880	-	-
Other	432,043,228	351,908,070	80,135,158	-
Money Market Funds	37,283,720	37,283,720	-	-
Cash Equivalents	17,577,000	-	17,577,000	-
Total Investments in Securities:	$ 1,893,055,413	$ 1,420,365,811	$ 472,689,602	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,758,857 and repurchase agreements of $17,577,000) - See accompanying schedule: Unaffiliated issuers (cost $1,743,087,256)	$ 1,855,771,693
Fidelity Central Funds (cost $37,283,720)	37,283,720
Total Investments (cost $1,780,370,976)		$ 1,893,055,413
Receivable for investments sold		42,928,487
Receivable for fund shares sold		696,904
Dividends receivable		7,585,880
Distributions receivable from Fidelity Central Funds		34,402
Other receivables		38,970
Total assets		1,944,340,056

Liabilities
Payable to custodian bank	$ 1,870,164
Payable for investments purchased	33,172,139
Payable for fund shares redeemed	1,124,640
Other payables and accrued expenses	188,344
Collateral on securities loaned, at value	25,697,954
Total liabilities		62,053,241

Net Assets		$ 1,882,286,815
Net Assets consist of:
Paid in capital		$ 1,769,453,511
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,833,304
Net Assets, for 25,709,822 shares outstanding		$ 1,882,286,815
Net Asset Value, offering price and redemption price per share ($1,882,286,815 ÷ 25,709,822 shares)		$ 73.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2011 (Unaudited)

Investment Income
Dividends		$ 21,887,441
Interest		8,352
Income from Fidelity Central Funds		241,249
Income before foreign taxes withheld		22,137,042
Less foreign taxes withheld		(1,227,893)
Total income		20,909,149

Expenses
Custodian fees and expenses	$ 229,017
Independent directors' compensation	4,519
Total expenses before reductions	233,536
Expense reductions	(4,519)	229,017
Net investment income (loss)		20,680,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,750,602
Foreign currency transactions	(680,363)
Total net realized gain (loss)		89,070,239
Change in net unrealized appreciation (depreciation) on: Investment securities	81,125,908
Assets and liabilities in foreign currencies	26,027
Total change in net unrealized appreciation (depreciation)		81,151,935
Net gain (loss)		170,222,174
Net increase (decrease) in net assets resulting from operations		$ 190,902,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,680,132	$ 40,895,255
Net realized gain (loss)	89,070,239	11,301,492
Change in net unrealized appreciation (depreciation)	81,151,935	40,326,147
Net increase (decrease) in net assets resulting from operations	190,902,306	92,522,894
Distributions to partners from net investment income	(15,897,676)	(36,426,692)
Affiliated share transactions Proceeds from sales of shares	75,972,890	996,722,765
Reinvestment of distributions	15,897,546	36,426,391
Cost of shares redeemed	(66,009,757)	(48,875,279)
Net increase (decrease) in net assets resulting from share transactions	25,860,679	984,273,877
Total increase (decrease) in net assets	200,865,309	1,040,370,079

Net Assets
Beginning of period	1,681,421,506	641,051,427
End of period	$ 1,882,286,815	$ 1,681,421,506
Other Affiliated Information Shares
Sold	1,049,942	15,716,740
Issued in reinvestment of distributions	221,366	585,798
Redeemed	(950,917)	(767,937)
Net increase (decrease)	320,391	15,534,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2011	Years ended September 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.23	$ 65.05	$ 67.12	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.82	1.64	1.66	2.22
Net realized and unrealized gain (loss)	6.79	.99	(2.15)	(33.01)
Total from investment operations	7.61	2.63	(.49)	(30.79)
Distributions to partners from net investment income	(.63)	(1.45)	(1.58)	(2.09)
Net asset value, end of period	$ 73.21	$ 66.23	$ 65.05	$ 67.12
Total Return B, C	11.51%	4.21%	(.12)%	(31.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A	.03%	.03%	.03% A
Expenses net of fee waivers, if any	.03% A	.03%	.03%	.03% A
Expenses net of all reductions	.03% A	.03%	.03%	.03% A
Net investment income (loss)	2.31% A	2.57%	3.13%	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,882,287	$ 1,681,422	$ 641,051	$ 620,897
Portfolio turnover rate F	108% A	90%	96%	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2011 (Unaudited)

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 204,511,028
Gross unrealized depreciation	(95,029,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 109,481,700
Tax Cost	$ 1,783,573,713

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $941,087,673 and $944,216,902, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,664 for the period.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $219,538. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,519.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Change in Independent Registered Public Accounting Firm.

Based on the recommendation of the Audit Committee of Fidelity International Equity Central Fund, the Board of Directors has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended September 30, 2011. For the fiscal years ended September 30, 2010 and September 30, 2009, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2011